UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 54.0%

VALIC Co. I Blue Chip Growth Fund	749,747	$7,497,473
VALIC Co. I Mid Cap Strategic Growth Fund	380,836	4,467,209
VALIC Co. I Science & Technology Fund	435,646	6,621,822
VALIC Co. I Small Cap Special Values Fund	973,818	8,404,048
VALIC Co. I Stock Index Fund	532,116	12,754,818
VALIC Co. I Value Fund	670,617	6,028,848
VALIC Co. II Capital Appreciation Fund	634,513	5,900,973
VALIC Co. II Mid Cap Value Fund	780,661	12,404,698
VALIC Co. II Small Cap Growth Fund†	330,834	4,280,992
VALIC Co. II Small Cap Value Fund	663,553	8,287,771

Total Domestic Equity Investment Companies
(cost $61,122,128)		76,648,652

Fixed Income Investment Companies - 26.6%

VALIC Co. II Core Bond Fund	425,436	4,594,708
VALIC Co. II High Yield Bond Fund	2,014,878	15,454,113
VALIC Co. II Strategic Bond Fund	1,551,689	17,720,291

Total Fixed Income Investment Companies
(cost $33,426,047)		37,769,112

International Equity Investment Companies - 11.5%

VALIC Co. I Foreign Value Fund	925,885	7,990,389
VALIC Co. I International Equities Fund	1,367,052	8,352,687

Total International Equity Investment Companies
(cost $14,829,041)		16,343,076

Real Estate Investment Companies - 7.8%

VALIC Co. I Global Real Estate Fund
(cost $7,869,093)	1,301,235	11,021,459

TOTAL INVESTMENTS
(cost $117,246,309)(2)	99.9%	141,782,299
Other assets less liabilities	0.1	140,347

NET ASSETS	100.0%	$141,922,646

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds’s net assets as of November 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$76,648,652	$—	$—	$76,648,652
Fixed Income Investment Companies	37,769,112	—	—	37,769,112
International Equity Investment Companies	16,343,076	—	—	16,343,076
Real Estate Investment Companies	11,021,459	—	—	11,021,459

Total	$141,782,299	$—	$—	$141,782,299

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.9%
Aerospace/Defense - 4.1%

Lockheed Martin Corp.	14,400	$979,776
Northrop Grumman Corp.	7,000	431,760
Raytheon Co.	8,500	393,125

		1,804,661

Apparel Manufacturers - 1.6%

Coach, Inc.	12,300	695,442

Applications Software - 2.1%

Microsoft Corp.	17,000	428,570
Red Hat, Inc.†	11,000	478,500

		907,070

Auto/Truck Parts & Equipment-Original - 1.3%

TRW Automotive Holdings Corp.	12,400	588,876

Banks-Super Regional - 1.1%

Wells Fargo & Co.	17,800	484,338

Beverages-Non-alcoholic - 1.0%

Dr. Pepper Snapple Group, Inc.	12,500	457,875

Beverages-Wine/Spirits - 1.2%

Brown-Forman Corp., Class B	7,900	516,818

Cellular Telecom - 1.3%

MetroPCS Communications, Inc.†	48,800	592,920

Chemicals-Specialty - 3.8%

Ashland, Inc.	8,600	437,568
Ecolab, Inc.	10,400	497,224
Lubrizol Corp.	7,300	763,288

		1,698,080

Coatings/Paint - 1.1%

The Sherwin-Williams Co.	6,400	474,688

Coffee - 1.1%

Green Mountain Coffee Roasters, Inc.†	12,700	470,916

Commercial Services-Finance - 1.1%

Mastercard, Inc., Class A	2,100	497,763

Computer Services - 2.1%

International Business Machines Corp.	6,600	933,636

Computers - 3.5%

Apple, Inc.†	3,000	933,450
Hewlett-Packard Co.	15,000	628,950

		1,562,400

Computers-Memory Devices - 2.8%

NetApp, Inc.†	11,000	560,230
SanDisk Corp.†	15,300	682,380

		1,242,610

Cosmetics & Toiletries - 2.1%

Colgate-Palmolive Co.	5,700	436,335
Procter & Gamble Co.	8,400	512,988

		949,323

Disposable Medical Products - 1.1%

C.R. Bard, Inc.	5,600	475,160

Distribution/Wholesale - 2.2%

WW Grainger, Inc.	7,900	986,947

Diversified Manufacturing Operations - 1.0%

General Electric Co.	28,300	447,989

E-Commerce/Services - 3.1%

Netflix, Inc.†	4,300	885,370
Priceline.com, Inc.†	1,200	472,860

		1,358,230

Electronic Components-Semiconductors - 3.0%

Intel Corp.	42,200	891,264
Xilinx, Inc.	16,800	455,616

		1,346,880

Electronic Connectors - 1.1%

Thomas & Betts Corp.†	11,000	488,950

Electronic Parts Distribution - 1.3%

Arrow Electronics, Inc.†	18,100	561,281

Energy-Alternate Sources - 1.1%

First Solar, Inc.†	3,800	466,830

Engines-Internal Combustion - 1.4%

Cummins, Inc.	6,300	611,856

Enterprise Software/Service - 1.1%

Oracle Corp.	18,600	502,944

Food-Misc. - 1.0%

General Mills, Inc.	12,200	431,026

Gold Mining - 0.9%

Newmont Mining Corp.	7,100	417,693

Insurance-Life/Health - 1.3%

Aflac, Inc.	11,200	576,800

Insurance-Property/Casualty - 1.1%

Travelers Cos., Inc.	8,800	475,112

Internet Infrastructure Software - 4.6%

Akamai Technologies, Inc.†	17,100	892,449
F5 Networks, Inc.†	8,700	1,147,356

		2,039,805

Medical Instruments - 1.7%

Intuitive Surgical, Inc.†	1,400	364,406
Medtronic, Inc.	11,300	378,889

		743,295

Medical Labs & Testing Services - 1.0%

Quest Diagnostics, Inc.	9,000	443,880

Medical Products - 3.3%

Johnson & Johnson	7,600	467,780
Varian Medical Systems, Inc.†	15,200	1,000,616

		1,468,396

Medical-Biomedical/Gene - 3.1%

Gilead Sciences, Inc.†	26,700	974,550
Life Technologies Corp.†	7,900	393,460

		1,368,010

Medical-Drugs - 0.9%

Bristol-Myers Squibb Co.	15,975	403,209

Medical-Generic Drugs - 1.9%

Mylan, Inc.†	42,600	833,469

Medical-Wholesale Drug Distribution - 1.1%

AmerisourceBergen Corp.	15,300	472,005

Networking Products - 1.0%

Cisco Systems, Inc.†	22,500	431,100

Oil & Gas Drilling - 1.1%

Atwood Oceanics, Inc.†	13,200	469,920

Oil Companies-Exploration & Production - 1.5%

Southwestern Energy Co.†	18,000	651,600

Oil Companies-Integrated - 2.2%

Chevron Corp.	5,600	453,432
Exxon Mobil Corp.	7,300	507,788

		961,220

Oil-Field Services - 1.1%

Halliburton Co.	13,400	507,056

Retail-Apparel/Shoe - 2.2%

Gap, Inc.	23,900	510,504
Ross Stores, Inc.	7,300	473,624

		984,128

Retail-Auto Parts - 1.2%

AutoZone, Inc.†	2,100	544,761

Retail-Discount - 3.1%

Big Lots, Inc.†	12,600	386,190
Family Dollar Stores, Inc.	10,000	502,000
Wal-Mart Stores, Inc.	8,600	465,174

		1,353,364

Retail-Drug Store - 1.0%

CVS Caremark Corp.	14,000	434,000

Retail-Major Department Stores - 2.2%

TJX Cos., Inc.	21,200	966,932

Retail-Restaurants - 3.9%

McDonald’s Corp.	11,800	923,940
Starbucks Corp.	26,500	810,900

		1,734,840

Schools - 0.7%

ITT Educational Services, Inc.†	5,400	315,846

Semiconductor Components-Integrated Circuits - 1.3%

Atmel Corp.†	55,100	572,489

Software Tools - 1.4%

VMware, Inc., Class A†	7,700	627,704

Telecom Services - 0.9%

tw telecom, Inc.†	23,900	393,872

Telecommunication Equipment - 1.6%

Harris Corp.	15,600	690,144

Toys - 1.1%

Hasbro, Inc.	9,800	467,068

Transport-Rail - 1.2%

Union Pacific Corp.	5,900	531,649

Web Portals/ISP - 1.6%

Google, Inc., Class A†	1,300	722,423

Total Long-Term Investment Securities
(cost $38,596,604) (1)	99.9%	44,157,299
Other assets less liabilities	0.1	46,287

NET ASSETS	100.0%	$44,203,586

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$44,157,299	$—	$—	$44,157,299

Total	$44,157,299	$—	$—	$44,157,299

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 30.7%

VALIC Co. I Blue Chip Growth Fund	162,114	$1,621,138
VALIC Co. I Mid Cap Strategic Growth Fund	185,818	2,179,642
VALIC Co. I Science & Technology Fund	173,168	2,632,159
VALIC Co. I Small Cap Special Values Fund	421,008	3,633,298
VALIC Co. I Stock Index Fund	266,508	6,388,206
VALIC Co. I Value Fund	156,151	1,403,793
VALIC Co. II Capital Appreciation Fund	186,380	1,733,336
VALIC Co. II Mid Cap Value Fund	463,612	7,366,795
VALIC Co. II Small Cap Growth Fund†	75,107	971,884
VALIC Co. II Small Cap Value Fund	161,049	2,011,497

Total Domestic Equity Investment Companies
(cost $24,590,750)		29,941,748

Fixed Income Investment Companies - 61.6%

VALIC Co. II Core Bond Fund	2,499,793	26,997,768
VALIC Co. II High Yield Bond Fund	2,197,216	16,852,647
VALIC Co. II Strategic Bond Fund	1,414,624	16,155,006

Total Fixed Income Investment Companies
(cost $54,537,214)		60,005,421

International Equity Investment Companies - 5.6%

VALIC Co. I Foreign Value Fund	291,298	2,513,901
VALIC Co. I International Equities Fund	485,574	2,966,856

Total International Equity Investment Companies
(cost $4,727,838)		5,480,757

Real Estate Investment Companies - 2.0%

VALIC Co. I Global Real Estate Fund
(cost $1,413,947)	228,970	1,939,374

TOTAL INVESTMENTS
(cost $85,269,749)(2)	99.9%	97,367,300
Other assets less liabilities	0.1	107,199

NET ASSETS	100.0%	$97,474,499

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds’s net assets as of November 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$29,941,748	$—	$—	$29,941,748
Fixed Income Investment Companies	60,005,421	—	—	60,005,421
International Equity Investment Companies	5,480,757	—	—	5,480,757
Real Estate Investment Companies	1,939,374	—	—	1,939,374

Total	$97,367,300	$—	$—	$97,367,300

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 11.3%
Diversified Financial Services - 11.3%

Banc of America Commercial Mtg., Inc. VRS Series 2006-2, Class AJ 5.96% due 05/10/45(1)	$500,000	$456,997
Banc of America Large Loan, Inc. Series RC30, Class A5B 5.33% due 12/16/43*(1)(2)(6)	1,000,000	968,516
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.86% due 04/24/49*(1)	1,850,000	1,772,728
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	485,222
Bank One Issuance Trust Series 2003-C3, Class C3 4.77% due 02/16/16	690,000	732,388
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW17, Class AM 5.92% due 06/11/50(1)	1,150,000	1,136,306
Citigroup Mtg. Loan Trust, Inc., FRS Series 2007-WFH2, Class A2 0.40% due 03/25/37	753,831	696,662
Commercial Mtg. Pass Through Certs. FRS Series 2006-CN2A, Class A2FL 0.47% due 02/05/19*(1)	1,035,000	974,641
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class AM 5.98% due 06/10/46(1)	1,500,000	1,535,731
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	1,817,000	1,862,425
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	991,067
GMAC Mortgage Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(3)	743,675	736,981
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	500,000	481,708
JP Morgan Chase Commercial Mtg. VRS Securities Corp. Series 2010-C2, Class D 5.53% due 10/15/20*(1)	1,500,000	1,368,428
LB-UBS Commercial Mtg. Trust VRS Series2007-C7, Class AM 6.17% due 09/15/45(1)	2,500,000	2,327,979
Long Beach Mortgage Loan Trust FRS Series 2005, Class WL1 0.95% due 06/25/35	6,000,000	1,489,080
Merrill Lynch Mtg. Trust VRS Series 2006-C2, Class AM 5.78% due 08/12/43(1)	1,000,000	1,014,929
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.96% due 08/12/49(1)	1,200,000	1,145,232
Morgan Stanley Capital I Pass Through Certs. VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	500,000	451,972
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.31% due 09/15/42(1)	500,000	458,350
Morgan Stanley Capital I VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	2,000,000	1,893,751
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	2,500,000	2,347,180
Morgan Stanley Capital I VRS Series 2007-IQ16, Class AM 6.11% due 12/12/49(1)	1,200,000	1,190,761
Morgan Stanley Re-remic Trust VRS Series 2009-GG10, Class A4B 6.00% due 08/12/45*(1)	2,500,000	2,457,447
Saxon Asset Securities Trust FRS Series 2004-1, Class M1 1.05% due 03/25/35	4,233,540	3,485,791
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	874,599	896,464

Total Asset Backed Securities (cost $32,187,286)		33,358,736

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(4)(5)(6)(7) (cost $28,000)	28,000	26,600

U.S. CORPORATE BONDS & NOTES - 25.1%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	471,000	506,914

Advertising Services - 0.1%

Visant Corp. Senior Notes 10.00% due 10/01/17*	165,000	170,363

Aerospace/Defense - 0.3%

Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	833,000	806,723
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	113,000	117,520

		924,243

Agricultural Chemicals - 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	33,000	34,435

Airlines - 0.1%

Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	258,000	279,930
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	66,621	77,114

		357,044

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	170,000	182,325

Auto/Truck Parts & Equipment-Original - 0.1%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	65,000	69,306
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	50,000	53,500
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	140,000	152,600

		275,406

Banks-Commercial - 0.9%

Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	217,000	195,534
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	141,833	138,287
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	804,000	876,972
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	93,417
Regions Bank Sub. Notes 7.50% due 05/15/18	318,000	306,472
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	272,000	253,640
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	230,000	237,492
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	452,000	504,585

		2,606,399

Banks-Fiduciary - 0.2%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.29% due 06/15/37	784,000	583,264

Banks-Money Center - 0.0%

Chase Capital III FRS Ltd. Guar. Notes 0.85% due 03/01/27	92,000	71,457

Banks-Super Regional - 1.3%

BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.69% due 03/15/12(8)	822,000	511,259
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	205,000	127,692
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	314,000	351,092
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(8)	250,000	183,488
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	190,000	203,090
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	43,841
USB Capital IX FRS Ltd. Guar. Notes 6.19% due 04/15/11(8)	168,000	131,040
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 03/15/11(8)	951,000	798,840
Wachovia Corp. FRS Senior Notes 0.56% due 06/15/17	450,000	413,567
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	532,000	510,742
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	235,000	246,750
Wells Fargo Bank NA FRS Sub. Notes 0.49% due 05/16/16	475,000	438,647

		3,960,048

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	69,000	74,175

Broadcast Services/Program - 0.1%

Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	90,000	67,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	173,000	180,352

		247,852

Building Products-Cement - 0.1%

CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	177,000	176,901

Building-Residential/Commercial - 0.1%

Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	50,000	47,125
K. Hovnanian Enterprises, Inc. Senior Notes 10.63% due 10/15/16	95,000	96,069
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	125,000	128,750

		271,944

Cable/Satellite TV - 0.9%

Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	630,462
COX Communications, Inc. Notes 7.13% due 10/01/12	156,000	172,125
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	105,000	119,963
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	215,000	222,525
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	215,000	239,725
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	219,000	225,022
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	104,000	110,370
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	425,000	461,125
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	466,000	532,264

		2,713,581

Capacitors - 0.0%

Kemet Corp. Sec. Notes 10.50% due 05/01/18*	100,000	110,000

Casino Hotels - 0.2%

Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	134,000	146,060
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	80,000	76,200
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	187,000	211,310
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	84,000	85,732

		519,302

Casino Services - 0.0%

Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	82,000	53,403

Cellular Telecom - 0.2%

AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	594,000	604,845
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	91,000	87,815

		692,660

Chemicals-Diversified - 0.8%

Dow Chemical Co. Senior Notes 2.50% due 02/15/16	327,000	318,151
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	600,000	585,233
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	92,000	89,214
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	407,000	390,823
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	186,000	185,992
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	496,000	569,405
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	175,000	188,562
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	144,000	142,416

		2,469,796

Chemicals-Plastics - 0.1%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	195,000	200,850

Chemicals-Specialty - 0.1%

Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	175,000	185,500

Coal - 0.2%

Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	105,000	115,238
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	111,000	120,157
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	135,000	143,100
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	75,000	75,000

		453,495

Commercial Services - 0.1%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	215,000	206,937

Commercial Services-Finance - 0.1%

Moody’s Corp. Senior Notes 5.50% due 09/01/20	275,000	279,015

Computer Services - 0.3%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	223,452
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	88,150
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	475,000	561,997

		873,599

Computers-Memory Devices - 0.0%

Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	75,000	76,406

Consumer Products-Misc. - 0.1%

American Achievement Corp. Senior Notes 10.88% due 04/15/16*	75,000	74,250
Reynolds Group Issuer, Inc. Senior Notes 9.00% due 04/15/19*	100,000	101,750

		176,000

Containers-Metal/Glass - 0.1%

Ball Corp. Company Guar. Notes 7.38% due 09/01/19	67,000	72,862
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	97,000	99,910

		172,772

Containers-Paper/Plastic - 0.1%

Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	60,000	57,600
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	96,565

		154,165

Cosmetics & Toiletries - 0.0%

Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	105,000	110,250

Data Processing/Management - 0.2%

Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	470,000	471,253

Decision Support Software - 0.0%

PGS Solutions Company Guar. Notes 9.63% due 02/15/15	64,000	57,760

Dialysis Centers - 0.0%

DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	75,000	74,344

Direct Marketing - 0.0%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	120,000	118,800

Distribution/Wholesale - 0.1%

American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	150,000	158,625
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	200,000	182,000

		340,625

Diversified Banking Institutions - 2.5%

Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	169,000	177,873
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	8,000	7,931
Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(8)	475,000	474,573
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,002,000	1,030,610
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	225,000	246,097

Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	225,000	210,762
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	388,000	408,531
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	280,000	303,843
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	103,000	74,353
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	317,000	312,696
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/16	640,000	625,044
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	1,376,000	1,344,631
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	250,000	265,975
Morgan Stanley Sub. Notes 4.75% due 04/01/14	396,000	411,433
Morgan Stanley Senior Notes 5.55% due 04/27/17	979,000	1,033,224
Morgan Stanley Senior Notes 5.95% due 12/28/17	315,000	332,665
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	75,000	78,341

		7,338,582

Diversified Financial Services - 0.6%

Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	362,000	376,480
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	639,000	619,283
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	336,897
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	547,000	554,868

		1,887,528

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	130,221
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	1,000	925

		131,146

E-Commerce/Services - 0.1%

Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	344,000	348,300

Electric-Distribution - 0.2%

Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	610,000	605,569

Electric-Generation - 0.3%

AES Corp. Senior Notes 8.00% due 10/15/17	354,000	368,160
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	366,000	356,715

		724,875

Electric-Integrated - 1.2%

Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	252,000	250,309
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	266,000	309,731
Cleco Power LLC Senior Notes 6.00% due 12/01/40	322,000	325,412
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	493,580
Energy East Corp. Notes 6.75% due 07/15/36	228,000	242,328
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	182,000	179,788
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	654,000	635,202
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	250,000	253,561
Kentucky Utilities Co. 1st. Mtg. Notes 5.13% due 11/01/40*	310,000	313,882
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	95,000	91,913
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	111,816	120,761

Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09(2)(6)†	150,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	124,000	144,347
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	96,000	104,601
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	205,000	121,975
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series B 10.25% due 11/01/15	28,000	16,590

		3,603,980

Electronic Components-Misc. - 0.3%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	745,000	731,962
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	49,000	54,758
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	143,000	163,020

		949,740

Electronic Components-Semiconductors - 0.4%

Broadcom Corp. Senior Notes 1.50% due 11/01/13*	291,000	290,903
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	291,000	289,993
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(9)	77,000	77,385
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	71,000	74,372
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	57,000	61,417
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	240,000	249,659

		1,043,729

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	360,000	411,737

Energy-Alternate Sources - 0.1%

Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	220,000	236,775

Enterprise Software/Service - 0.1%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	205,000	212,175

Finance-Auto Loans - 0.2%

Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	266,000	292,240
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	234,000	289,872

		582,112

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	240,000	250,678

Finance-Credit Card - 0.1%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	174,000	174,000

Finance-Investment Banker/Broker - 0.4%

Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	350,000	346,208
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(5)(8)(10)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(10)	179,000	18
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(10)	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	377,000	386,851
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	430,000	460,958

		1,194,073

Finance-Other Services - 0.0%

SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	70,000	67,375

Financial Guarantee Insurance - 0.0%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	150,000	110,250

Firearms & Ammunition - 0.0%

Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	114,000	117,990

Food-Meat Products - 0.0%

Smithfield Foods, Inc.
Senior Sec. Notes 10.00% due 07/15/14*	89,000	100,570

Food-Misc. - 0.2%

Kraft Foods, Inc.
Senior Notes 6.50% due 02/09/40	450,000	517,146

Food-Retail - 0.1%

Ahold Finance USA LLC
Company Guar. Notes 6.88% due 05/01/29	194,000	219,768

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.
Company Guar. Notes 7.88% due 01/15/15	139,000	138,131
Service Corp. International
Senior Notes 8.00% due 11/15/21	164,000	172,200

		310,331

Gambling (Non-Hotel) - 0.1%

Downstream Development Authority
Senior Sec. Notes 12.00% due 10/15/15*	352,000	338,800

Gas-Transportation - 0.2%

Sabine Pass LNG LP
Senior Sec. Notes 7.50% due 11/30/16	557,000	513,832

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc.
Senior Sec. Notes 7.63% due 08/15/16	108,000	113,940

Home Furnishings - 0.0%

Norcraft Cos., LP/Norcraft Finance Corp.
Senior Sec. Notes 10.50% due 12/15/15	110,000	116,600

Independent Power Producers - 0.2%

Calpine Corp.
Senior Sec. Notes 7.88% due 07/31/20*	75,000	75,750
Calpine Corp.
Escrow Notes 8.75% due 07/15/13†(2)(6)	380,000	0
Dynegy-Roseton / Danskammer
Pass Through Certs. Series B 7.67% due 11/08/16	240,000	224,400
GenOn Escrow Corp.
Senior Notes 9.50% due 10/15/18*	75,000	71,250
GenOn Escrow Corp.
Senior Notes 9.88% due 10/15/20*	75,000	71,437
NRG Energy, Inc.
Company Guar. Notes 8.25% due 09/01/20*	206,000	206,515

		649,352

Insurance-Life/Health - 0.6%

Jefferson-Pilot Corp.
Senior Notes 4.75% due 01/30/14	186,000	196,070
Nationwide Financial Services, Inc.
Senior Notes 5.90% due 07/01/12	256,000	271,240
Protective Life Corp.
Senior Notes 8.45% due 10/15/39	636,000	683,371
Prudential Financial, Inc.
Senior Notes 4.50% due 11/15/20	545,000	540,352

		1,691,033

Insurance-Multi-line - 0.6%

Genworth Financial, Inc.
Senior Notes 4.95% due 10/01/15	240,000	238,020
Hartford Financial Services Group, Inc.
Senior Notes 5.50% due 10/15/16	275,000	289,402
Hartford Financial Services Group, Inc. FRS
Jr. Sub. Notes 8.13% due 06/15/68	225,000	237,375
MetLife, Inc.
Senior Notes 6.75% due 06/01/16	175,000	205,335
Metropolitan Life Global Funding I
Senior Sec. Notes 2.88% due 09/17/12*	360,000	370,031
Nationwide Mutual Insurance Co.
Notes 9.38% due 08/15/39*	279,000	323,611

		1,663,774

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc.
Senior Notes 5.75% due 03/15/14*	220,000	230,612
Liberty Mutual Group, Inc.
Senior Notes 6.50% due 03/15/35*	247,000	219,040
Liberty Mutual Group, Inc.
Company Guar. Notes 7.80% due 03/07/87*	441,000	436,590

		886,242

Machinery-Farming - 0.1%

Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	120,000	132,300

CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,600

		153,900

Medical Instruments - 0.0%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	40,000	40,400

Medical Labs & Testing Services - 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	322,000	327,005

Medical Products - 0.3%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	409,000	503,346

Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(9)	235,000	240,875

		744,221

Medical-Biomedical/Gene - 0.0%

Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	110,000	120,175

Medical-Drugs - 0.1%

Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	339,000	406,159

Medical-HMO - 0.2%

Aetna, Inc. Senior Notes. 6.75% due 12/15/37	382,000	436,306

UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	197,424

		633,730

Medical-Hospitals - 0.3%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	157,000	165,439

HCA, Inc. Senior Notes 7.50% due 11/15/95	189,000	149,782

HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	270,000	294,300

Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	190,000	189,050

Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	165,000	175,725

		974,296

MRI/Medical Diagnostic Imaging - 0.0%

Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	130,000	119,600

Multimedia - 0.9%

Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	250,000	278,188

NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	465,000	462,884

NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	545,000	556,559

NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	240,000	255,943

News America, Inc. Company Guar. Notes 6.20% due 12/15/34	540,000	569,972

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	460,000	526,445

		2,649,991

Music - 0.0%

WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	105,000	109,463

Non-Hazardous Waste Disposal - 0.3%

Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	156,000	165,555

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	399,000	438,221

Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	77,728

Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	196,000	212,450

		893,954

Oil & Gas Drilling - 0.1%

Pride International, Inc. Senior Notes 6.88% due 08/15/20	371,000	393,260

Oil Companies-Exploration & Production - 1.0%

Apache Corp. Senior Notes 3.63% due 02/01/21	280,000	277,116

ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	90,000	80,325

Carrizo Oil & Gas, Inc.
Senior Notes 8.63% due 10/15/18*	180,000	179,100
Chesapeake Energy Corp.
Company Guar. Notes 6.88% due 08/15/18	110,000	112,200
Devon Financing Corp. ULC
Company Guar. Notes 6.88% due 09/30/11	550,000	577,274
EOG Resources, Inc.
Senior Notes 4.10% due 02/01/21	520,000	520,191
Hilcorp Energy I LP
Senior Notes 7.75% due 11/01/15*	206,000	211,665
Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes 7.63% due 04/15/21*	40,000	41,000
Kerr-McGee Corp.
Company Guar. Notes 6.95% due 07/01/24	216,000	236,335
Linn Energy LLC/Linn Energy Finance Corp.
Company Guar. Notes 7.75% due 02/01/21	110,000	111,650
Linn Energy LLC/Linn Energy Finance Corp.
Senior Notes 8.63% due 04/15/20*	200,000	212,000
Pioneer Natural Resources Co.
Company Guar. Notes 7.20% due 01/15/28	39,000	41,358
Pioneer Natural Resources Co.
Senior Notes 7.50% due 01/15/20	67,000	74,745
QEP Resources, Inc.
Senior Notes 6.88% due 03/01/21	125,000	131,875

		2,806,834

Oil Companies-Integrated - 0.2%

Hess Corp.
Senior Notes 5.60% due 02/15/41	238,000	237,976
Hess Corp.
Senior Notes 7.88% due 10/01/29	265,000	334,928

		572,904

Oil Refining & Marketing - 0.3%

Reliance Holdings USA, Inc.
Company Guar. Notes 4.50% due 10/19/20*	778,000	739,767

Oil-Field Services - 0.1%

Basic Energy Services, Inc.
Senior Sec. Notes 11.63% due 08/01/14	95,000	104,975
Exterran Holdings, Inc.
Company Guar. Notes 7.25% due 12/01/18*	50,000	50,000

		154,975

Paper & Related Products - 0.2%

Georgia-Pacific LLC
Company Guar. Notes 5.40% due 11/01/20*	377,000	372,997
Georgia-Pacific LLC
Company Guar. Notes 7.13% due 01/15/17*	120,000	126,600
Georgia-Pacific LLC
Senior Notes 7.75% due 11/15/29	130,000	146,250

		645,847

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.
Senior Sec. Notes 9.75% due 03/01/18*	65,000	63,700

Physicians Practice Management - 0.1%

US Oncology, Inc.
Senior Sec. Notes 9.13% due 08/15/17	196,000	236,180

Pipelines - 1.3%

Copano Energy LLC / Copano Energy Finance Corp.
Company Guar. Notes 7.75% due 06/01/18	175,000	175,000
El Paso Pipeline Partners Operating Co., LLC
Company Guar. Notes 4.10% due 11/15/15	278,000	278,695
El Paso Pipeline Partners Operating Co. LLC
Company Guar. Notes
6.50% due 04/01/20	787,000	844,048
Energy Transfer Equity LP
Company Guar. Notes 7.50% due 10/15/20	160,000	165,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes 8.75% due 04/15/18	110,000	118,250
Plains All American Pipeline LP
Company Guar. Notes 5.63% due 12/15/13	420,000	457,368
Plains All American Pipeline LP
Company Guar. Notes 6.50% due 05/01/18	323,000	371,077
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes 9.38% due 06/01/16	145,000	159,137
Rockies Express Pipeline LLC
Senior Notes 5.63% due 04/15/20*	342,000	339,154

The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	230,000	278,121
Williams Partners LP Senior Notes 7.50% due 06/15/11	583,000	602,110

		3,788,560

Printing-Commercial - 0.0%

Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	111,000	116,273

Publishing-Books - 0.0%

TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	115,000	115,000

Publishing-Periodicals - 0.1%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	190,000	216,600

Real Estate Investment Trusts - 0.1%

Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	126,000	128,107
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	100,000	108,250
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	103,000	113,356
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18*	50,000	50,500

		400,213

Real Estate Operations & Development - 0.1%

First Industrial LP Senior Notes 5.75% due 01/15/16	110,000	98,453
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	270,000	268,131

		366,584

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(6)	100,000	210

Rental Auto/Equipment - 0.1%

RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	139,000	143,170
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	75,000	74,062

		217,232

Retail-Drug Store - 0.3%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	615,000	685,930
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	175,000	181,562

		867,492

Retail-Propane Distribution - 0.0%

Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	110,000	114,400

Retail-Regional Department Stores - 0.1%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	53,000	53,265
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	90,000	90,450

		143,715

Retail-Restaurants - 0.1%

Brinker International, Inc. Senior Notes 5.75% due 06/01/14	89,000	94,175
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	164,000	178,760

		272,935

Retail-Toy Stores - 0.1%

Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	165,000	175,312

Satellite Telecom - 0.0%

Intelsat Corp. Senior Notes 9.25% due 06/15/16	25,000	26,313

Savings & Loans/Thrifts - 0.1%

Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	185,000	172,975

Seismic Data Collection - 0.0%

Geokinetics Holdings USA Inc Senior Sec. Notes 9.75% due 12/15/14	105,000	96,338

Special Purpose Entities - 0.2%

Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	463,000	431,902

Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(8)	322,000	222,985

		654,887

Steel-Producers - 0.1%

Ryerson, Inc. VRS Senior Sec. Notes 12.00% due 11/01/15	105,000	107,756
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	117,000	123,143

		230,899

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	35,000	35,831

Telecom Services - 0.3%

PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	115,000	120,175
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	152,887
Qwest Corp. Senior Notes 8.88% due 03/15/12	436,000	474,150
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	131,000	143,445

		890,657

Telecommunication Equipment - 0.2%

Harris Corp. Notes 4.40% due 12/15/20	177,000	175,990
Harris Corp. Senior Notes 6.15% due 12/15/40	330,000	328,198

		504,188

Telephone-Integrated - 0.3%

Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	21,560
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	36,000	39,600
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	36,000	39,600
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	318,000	337,875
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	142,000	120,700
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	148,000	146,520
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	155,000	165,097

		870,952

Television - 0.1%

CBS Corp. Company Guar. Notes 5.90% due 10/15/40	305,000	290,603
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(9)	108,597	114,841
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(2)(6)	105,000	0

		405,444

Transport-Air Freight - 0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	220,765	210,278
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	321,034	276,089
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	188,650	183,462

		669,829

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.50% due 07/15/16	285,000	287,159

Transport-Rail - 0.2%

CSX Corp. Senior Notes 3.70% due 10/30/20	570,000	558,844

Transport-Services - 0.1%

Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	155,000	162,750
Ryder System, Inc. Notes 3.60% due 03/01/16	203,000	205,852

		368,602

Web Hosting/Design - 0.0%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	115,000	120,463

Wireless Equipment - 0.2%

Motorola, Inc. Senior Notes 6.50% due 09/01/25	489,000	521,356

Total U.S. CORPORATE BONDS & NOTES
(cost $73,267,486)		74,060,909

FOREIGN CORPORATE BONDS & NOTES - 4.7%
Banks-Commercial - 1.0%

Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	361,000	324,900
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	330,000	347,044
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(8)	201,000	190,950
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	215,000	229,822
Groupe BPCE FRS Notes 2.78% due 12/30/10(8)	132,000	91,463
ING Bank NV Senior Notes 2.00% due 10/18/13*	304,000	303,128
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(8)	164,000	173,758
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	309,000	304,871
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	356,000	358,105
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(8)	820,000	504,300

		2,828,341

Banks-Money Center - 0.2%

Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	581,000	535,671

Cellular Telecom - 0.1%

Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	205,000	200,758

Chemicals-Diversified - 0.0%

OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	110,000	119,157

Chemicals-Plastics - 0.0%

Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	10,000	10,450

Diversified Banking Institutions - 0.1%

Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(8)	113,000	98,310
Natixis FRS Sub. Notes 0.54% due 01/15/19	150,000	127,737

		226,047

Diversified Minerals - 0.0%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	121,000	138,439

Forestry - 0.0%

Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	50,000	51,000

Gold Mining - 0.2%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	603,000	585,072

Insurance-Multi-line - 0.3%

Aegon NV FRS Sub. Notes 2.63% due 07/15/14(8)	104,000	63,534
Catlin Insurance Co., Ltd. FRS Notes 7.25% due 01/19/17*(8)	185,000	164,650
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	313,191
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	194,000	196,950

		738,325

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	328,000	354,119

Metal-Diversified - 0.1%

Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	252,000	271,463

Oil & Gas Drilling - 0.1%

Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	329,000	343,008

Oil Companies-Exploration & Production - 0.1%

Nexen, Inc. Senior Notes 5.88% due 03/10/35	206,000	206,535
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	159,000	109,313

		315,848

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC
Company Guar. Notes 3.13% due 10/01/15	436,000	438,609
BP Capital Markets PLC
Company Guar. Notes 3.88% due 03/10/15	450,000	468,483
Lukoil International Finance BV
Company Guar. Notes 6.13% due 11/09/20*	308,000	301,840
Norsk Hydro A/S
Company Guar. Notes 7.15% due 11/15/25	626,000	773,725
Total Capital SA
Company Guar. Notes 2.30% due 03/15/16	492,000	489,249

		2,471,906

Paper & Related Products - 0.0%

PE Paper Escrow GmbH
Senior Sec. Notes 12.00% due 08/01/14*	89,000	103,574

Pipelines - 0.1%

TransCanada Pipelines, Ltd. FRS
Jr. Sub. Notes 6.35% due 05/15/67	415,000	409,879

Satellite Telecom - 0.2%

Intelsat Subsidiary Holding Co., Ltd.
Company Guar. Notes 8.88% due 01/15/15	159,000	162,975
Intelsat Intermediate Holding Co., Ltd.
Company Guar. Bonds 9.50% due 02/01/15(13)	428,000	440,840

		603,815

Special Purpose Entities - 0.6%

Aries Vermoegensverwaltungs GmbH
Sec. Notes 9.60% due 10/25/14	500,000	642,500
ConocoPhillips Canada Funding Co. I
Notes 5.63% due 10/15/16	455,000	531,851
IPIC GMTN, Ltd.
Company Guar. Notes 5.00% due 11/15/20*	202,000	197,238
SMFG Preferred Capital, Ltd. FRS
Jr. Sub. Notes 6.08% due 01/25/17*(8)	272,000	268,940

		1,640,529

SupraNational Banks - 0.1%

Asian Development Bank
Senior Bonds 5.82% due 06/16/28	176,000	203,872

Telecom Services - 0.0%

Wind Acquisition Finance SA
Senior Sec. Notes 7.25% due 02/15/18*	90,000	88,650

Telephone-Integrated - 0.4%

Telecom Italia Capital SA
Company Guar. Bonds 5.25% due 10/01/15	606,000	642,663
Telefonica Emisiones SAU FRS
Company Guar. Notes 0.62% due 02/04/13	220,000	216,080
Telefonos de Mexico SAB de CV
Senior Notes 5.50% due 01/27/15	207,000	229,577
Virgin Media Finance PLC
Company Guar. Notes 8.38% due 10/15/19	50,000	54,875

		1,143,195

Transport-Services - 0.2%

Asciano Finance, Ltd.
Company Guar. Notes 3.13% due 09/23/15*	564,000	558,072

Total Foreign Corporate Bonds & Notes
(cost $13,556,106)		13,941,190

FOREIGN GOVERNMENT AGENCIES - 2.4%
Sovereign - 2.4%

Federal Republic of Brazil
Senior Notes 5.63% due 01/07/41	321,000	331,432
Republic of Argentina
Senior Bonds 8.28% due 12/31/33	385,448	343,049
Republic of Colombia
Senior Bonds 6.13% due 01/18/41	400,000	426,000
Republic of Indonesia
Senior Bonds 6.63% due 02/17/37	850,000	966,450
Republic of the Philippines
Senior Bonds 6.38% due 10/23/34	1,000,000	1,095,000
Republic of Turkey
Senior Bonds 11.88% due 01/15/30	650,000	1,137,500
Republic of Venezuela
Senior Bonds 9.25% due 09/15/27	1,410,000	955,275
Russian Federation
Senior Bonds 7.50% due 03/31/30(15)	716,000	824,331
United Mexican States
Notes 5.95% due 03/19/19	800,000	918,000

Total Foreign Government Agencies
(cost $6,693,280)		6,997,037

MUNICIPAL BONDS & NOTES - 0.0%
Municipal Bonds - 0.0%

Texas State Transportation Commission
Bonds
Series B 5.18% due 04/01/30 (cost $115,000)	115,000	114,192

U.S. GOVERNMENT AGENCIES - 29.3%
Federal Home Loan Mtg. Corp. - 14.9%

4.50% due 11/01/18	263,781	280,320
4.50% due 02/01/19	276,499	293,835
4.50% due 01/01/39	755,001	784,740
4.50% due 12/01/39	2,810,985	2,941,033
5.00% due 03/01/19	111,402	119,482

5.00% due 10/01/33	35,803	38,055
5.00% due 06/01/34	187,298	198,844
5.00% due 12/01/34	250,302	265,731
5.00% due 07/01/35	330,338	350,494
5.00% due 08/01/35	834,154	885,053
5.00% due 11/01/35	516,011	547,497
5.00% due 11/01/36	278,175	294,453
5.00% due 01/01/37	305,631	323,516
5.00% due 03/01/38	656,202	694,396
5.00% due 08/01/39	1,327,746	1,406,551
5.00% due 07/01/40	995,371	1,052,996
5.00% due December TBA	5,000,000	5,285,155
5.50% due 11/01/18	121,914	132,927
5.50% due 07/01/34	208,822	225,160
5.50% due 02/01/35	393,607	423,665
5.50% due 07/01/35	9,800	10,549
5.50% due 08/01/35	2,117,441	2,280,963
5.50% due 01/01/36	1,342,093	1,448,774
5.50% due 05/01/37	724,885	780,355
5.50% due 09/01/37	1,055,151	1,131,769
5.50% due 10/01/37	4,122,967	4,422,350
5.50% due 07/01/38	198,904	213,347
5.50% due December TBA	5,000,000	5,356,250
6.00% due 07/01/35	325,492	354,935
6.00% due 12/01/36	268,696	292,330
6.00% due 08/01/37	1,854,762	2,013,269
6.00% due 02/01/39	847,313	919,724
6.00% due 04/01/40	1,227,329	1,332,216
6.50% due 12/01/32	429,947	485,419
6.50% due 02/01/36	109,507	122,267
6.50% due 09/01/36	3,200	3,557
6.50% due 05/01/37	419,529	465,266
6.50% due 11/01/37	1,300,369	1,442,135
7.00% due 11/01/16	14,528	15,762
7.00% due 07/01/32	39,300	45,130
7.50% due 12/01/30	4,212	4,877
7.50% due 04/01/31	40,009	46,358
8.00% due 02/01/30	4,852	5,674
8.00% due 07/01/30	1,069	1,250
Federal Home Loan Mtg. Corp. REMIC
Series 3116, Class PD 5.00% due 10/15/34	3,355,000	3,657,600
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 6.55% due 09/15/39	3,807,467	597,131

		43,993,160

Federal National Mtg. Assoc. - 10.5%

2.13% due 01/25/13	333,000	333,822
4.00% due 06/01/39	1,331,241	1,358,629
4.00% due 07/01/39	556,538	565,988
4.00% due 08/01/40	1,845,422	1,876,467
4.00% due 09/01/40	1,157,615	1,177,089
4.00% due 10/01/40	894,537	909,585
4.50% due 06/01/18	62,095	66,239
4.50% due 01/01/25	1,774,669	1,891,742
4.50% due 01/01/40	1,191,466	1,252,732
4.50% due 02/01/40	2,829,762	2,975,270
4.50% due 05/01/40	1,459,165	1,530,548
4.50% due 08/01/40	2,964,340	3,094,538
5.00% due 03/15/16	248,000	287,666
5.00% due 09/01/18	21,642	23,248
5.00% due 10/01/18	20,520	22,043
5.00% due 02/01/20	37,874	40,614
5.00% due 06/01/22	1,003,445	1,068,633
5.00% due 10/01/24	826,777	893,324
5.00% due 03/01/37	322,719	342,562
5.00% due 06/01/37	91,656	97,292
5.00% due 07/01/37	466,557	495,244
5.00% due 04/01/40	3,022,138	3,224,015
5.00% due 05/01/40	2,955,256	3,136,042
5.50% due 10/01/17	43,127	46,962
5.50% due 05/01/18	42,613	46,456
5.50% due 11/01/19	43,739	47,683
5.50% due 11/01/22	250,058	271,851
5.50% due 12/01/33	257,158	278,363
5.50% due 05/01/34	126,088	136,485
5.50% due 12/01/35	54,538	58,865
5.50% due 11/01/36	366,278	394,649
6.00% due 09/01/16	59,258	64,788
6.00% due 12/01/16	14,687	16,058
6.00% due 12/01/33	288,001	317,608
6.00% due 07/01/34	241,307	265,457
6.00% due 10/01/36	631,885	689,539
6.00% due 10/01/37	436,747	478,446
6.50% due 02/01/17	24,616	27,017
6.50% due 03/01/17	30,534	33,513
6.50% due 04/01/29	43,056	48,658
6.50% due 06/01/29	105,033	118,699
6.50% due 07/01/32	35,347	39,947
6.50% due 02/01/37	588,925	655,614
7.00% due 09/01/31	88,137	100,674

		30,800,664

Government National Mtg. Assoc. - 3.9%

4.50% due 05/15/39	1,769,471	1,881,514
4.50% due 01/15/40	1,651,719	1,753,209

5.00% due 05/15/34	1,032,856	1,111,933
5.00% due 01/15/40	1,408,192	1,528,329
5.50% due 12/15/39	2,610,746	2,840,512
6.00% due 10/15/39	2,275,168	2,510,239
6.50% due 06/15/29	8,725	10,026
7.00% due 09/15/28	5,254	6,054

		11,641,816

Total U.S. Government Agencies
(cost $83,720,802)		86,435,640

U.S. GOVERNMENT TREASURIES - 17.8%
United States Treasury Bonds - 2.9%

2.13% due 02/15/40 TIPS(11)	660,945	734,011
3.88% due 08/15/40	256,000	245,960
4.25% due 05/15/39	402,000	412,741
4.38% due 02/15/38	674,000	710,333
4.38% due 11/15/39	1,805,000	1,891,019
4.38% due 05/15/40	1,182,000	1,238,145
4.50% due 05/15/38	588,000	631,917
4.50% due 08/15/39	1,401,000	1,498,851
4.63% due 02/15/40	284,000	310,181
5.25% due 11/15/28	559,000	671,324
8.13% due 08/15/19	158,000	228,409

		8,572,891

United States Treasury Notes - 14.9%

0.88% due 03/31/11	600,000	601,313
1.00% due 07/31/11	2,000,000	2,010,000
1.13% due 01/15/12	500,000	504,395
1.13% due 06/15/13	3,000,000	3,041,250
1.25% due 09/30/15	6,349,000	6,303,865
1.75% due 07/31/15	250,000	254,550
2.13% due 11/30/14	720,000	749,250
2.25% due 05/31/14	26,000	27,211
2.38% due 08/31/14	7,160,000	7,520,234
2.38% due 09/30/14	141,000	148,116
2.38% due 02/28/15	168,000	176,242
2.63% due 02/29/16	2,750,000	2,897,598
2.63% due 08/15/20	1,162,000	1,148,927
2.75% due 02/15/19	760,000	778,228
3.00% due 02/28/17	830,000	883,431
3.13% due 05/15/19	262,000	274,711
3.38% due 11/15/19	1,099,000	1,167,345
3.50% due 05/15/20	5,472,000	5,841,360
3.63% due 08/15/19	78,000	84,648
3.63% due 02/15/20	2,161,000	2,335,062
3.75% due 11/15/18	505,000	557,157
3.88% due 05/15/18	5,000,000	5,569,140
4.25% due 08/15/15	750,000	849,961

		43,723,994

Total U.S. Government Treasuries
(cost $51,499,206)		52,296,885

COMMON STOCK - 0.1%
Banks-Commercial - 0.1%

Lloyds Banking Group PLC†(14)	416,870	392,609

Independent Power Producers - 0.0%

Mirant Corp.†	186	1,845

Total Common Stock
(cost $255,378)		394,454

PREFERRED STOCK - 1.5%
Banks-Commercial - 0.1%

CoBank ACB 11.00%*	7,302	397,503

Banks-Super Regional - 0.2%

US Bancorp FRS 7.19%	523	400,095
Wachovia Capital Trust IX 6.38%	10,650	264,440

		664,535

Diversified Banking Institutions - 0.7%

Ally Financial, Inc. 7.00%*	134	119,637
HSBC Holdings PLC 8.00%	12,780	344,293
The Goldman Sachs Group, Inc. 6.13%	65,600	1,578,992

		2,042,922

Diversified Financial Services - 0.1%
General Electric Capital Corp.
5.50%(13)	6,441	163,279

Finance-Investment Banker/Broker - 0.2%

JPMorgan Chase Capital XXIX
6.70%	21,960	564,372

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS†
0.00%	6,900	3,726

Special Purpose Entity - 0.2%

Structured Repackaged Asset-Backed Trust Securities FRS
3.00%	21,200	466,400

Total Preferred Stock
(cost $4,380,204)		4,302,737

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Association, Inc.
Expires 02/19/14†(2)(6)	382	0

Television - 0.0%

Ion Media Networks, Inc.†(2)(6)	39	1,950

Total Warrants
(cost $396)		1,950

Total Long-Term Investment Securities
(cost $265,703,144)		271,930,330

REPURCHASE AGREEMENT - 10.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $30,809,009 and collateralized by $29,525,000 of United States Treasury Notes, bearing interest at 3.13%, due 04/30/17 and having an approximate value of $31,733,470 (cost $30,809,000)	30,809,000	30,809,000

TOTAL INVESTMENTS
(cost $296,512,144) (12)	102.7%	302,739,330
Liabilities in excess of other assets	(2.7)	(8,041,819)

NET ASSETS	100.0%	$294,697,511

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $28,068,498 representing 9.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Collateralized Mortgage Obligation
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$28,000	$28,000	$26,600	$95.00	0.01%

(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Illiquid security. At November 30,2010, the aggregate value of these securities was $997,276 representing 0.3% of net assets.
(7)	Bond is in default and did not pay principal at maturity.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Income may be received in cash or additional securities at the discretion of the issuer.
(10)	Bond in default
(11)	Principal amount of security is adjusted for inflation.
(12)	See Note 5 for cost of investments on a tax basis.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(14)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $392,609 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(15)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS securities are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$32,390,220		$968,516	$33,358,736
Convertible Bonds & Notes	—	—		26,600	26,600
U.S. Corporate Bonds & Notes	—	73,166,680		894,229	74,060,909
Foreign Corporate Bonds & Notes	—	13,941,190		—	13,941,190
Foreign Government Agencies	—	6,997,037		—	6,997,037
Municipal Bonds & Notes	—	114,192		—	114,192
U.S. Government Agencies	—	86,435,640		—	86,435,640
U.S. Government Treasuries	—	52,296,885		—	52,296,885
Common Stock	1,845	392,609	#	—	394,454
Preferred Stock	3,905,234	397,503		—	4,302,737
Warrants	—	—		1,950	1,950
Repurchase Agreement	—	30,809,000		—	30,809,000

Total	$3,907,079	$296,940,956		$1,891,295	$302,739,330

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $392,609 representing 0.1% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 8/31/2010	$—	$24,360	$1,069,548	$6,806	$0	$0
Accrued discounts/premiums	—	—	223	—	—	—
Realized gain (loss)	—	—	647	7,837	—	—
Change in unrealized appreciation (depreciation) (1)	9,688	2,240	(6,413)	(6,806)	—	1,950
Net purchases (sales)	958,828	—	(394,176)	(7,837)	(0)	0
Transfers in and/or out of Level 3(2)	—	—	224,400	—	—	—

Balance as of 11/30/2010	$968,516	$26,600	$894,229	$—	$—	$1,950

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$9,688	$2,240	$(4,695)	$—	$—	$1,950

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Porfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 - (Unaudited)

Security Description	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.8%
Auto-Cars/Light Trucks - 0.8%

Ford Motor Co. Senior Notes 4.25% due 11/15/16 (cost $1,051,000)	$1,051,000	$2,017,920

U.S. CORPORATE BONDS & NOTES - 82.8%
Advertising Services - 0.4%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,915,000	1,158,575

Aerospace/Defense - 0.1%

Esterline Technologies Corp. Company Guar. 7.00% due 08/01/20*	165,000	170,775

Aerospace/Defense-Equipment - 0.5%

BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,390,000	1,429,963

Agricultural Chemicals - 0.5%

CF Industries, Inc. Senior Notes 6.88% due 05/01/18	300,000	329,250
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	970,000	1,085,188

		1,414,438

Airlines - 0.4%

Continental Airlines, Inc. Senior Notes 4.50% due 01/15/15	500,000	833,750
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	308,614	324,816

		1,158,566

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.* Company Guar. Notes 6.38% due 12/15/20	615,000	587,325

Athletic Equipment - 0.4%

Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,075,000	1,150,250

Auto-Cars/Light Trucks - 2.1%

Ford Motor Co. Senior Notes 7.45% due 07/16/31	5,250,000	5,643,750

Auto/Truck Parts & Equipment-Original - 2.8%

ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	2,325,000	2,377,312
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,229,138
Tenneco, Inc. Senior Notes 7.75% due 08/15/18*	275,000	287,031
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	126,600
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	530,000	544,575
TRW Automotive, Inc. Company Guar. Notes 7.00% due 03/15/14*	750,000	806,250
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	2,030,000	2,187,325

		7,558,231

Auto/Truck Parts & Equipment-Replacement - 1.0%

Affinia Group Holdings, Inc. Company Guar. Notes 9.00% due 11/30/14	1,710,000	1,735,650
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	910,000	1,010,100
Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(2)	300,000	0

		2,745,750

Banks-Commercial - 3.2%

CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	300,906	301,282
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	451,360	446,846
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	451,360	444,590
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	2,147,268	2,109,691
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	5,433,175	5,297,346

		8,599,755

Banks-Money Center - 0.6%

NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	1,475,000	1,486,062

Banks-Mortgage - 0.7%

Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	1,977,237

Banks-Super Regional - 1.0%

Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(3)	2,560,000	2,688,000

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	806,250

Broadcast Services/Program - 1.3%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Class A 9.25% due 12/15/17	210,000	222,600
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 12/15/17	830,000	886,025
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	806,000	818,090
Liberty Media LLC Senior Notes 8.25% due 02/01/30	400,000	394,000
Liberty Media LLC Senior Notes 8.50% due 07/15/29	820,000	807,700
Nexstar Broadcasting, Inc. 0.50% due 01/15/14(5)	326,183	316,398
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	108,000	105,840

		3,550,653

Building & Construction Products-Misc. - 0.2%

Roofing Supply Group LLC / Roofing Supply Finance, Inc. Senior Sec. Notes 8.63% due 12/01/17*	470,000	466,475

Building & Construction-Misc. - 0.1%

Esco Corp. Senior Notes 8.63% due 12/15/13*	335,000	349,449

Building Products-Cement - 0.6%

Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	1,550,000	1,550,000

Cable/Satellite TV - 2.2%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	830,000	890,175
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	1,090,065	1,282,189
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	400,000	414,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20*	315,000	330,750
Mediacom LLC / Mediacom Capital Corp. Notes 9.13% due 08/15/19	3,015,000	3,045,150

		5,962,264

Casino Hotels - 2.0%

Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	475,000	411,279
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,895,000	2,065,550
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20*	480,000	523,200
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	900,000	1,017,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	1,165,000	1,229,075

		5,246,104

Casino Services - 0.7%

Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(1)(2)	930,000	0
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15	770,000	804,650
Scientific Games International, Inc. Company Guar. Notes 9.25% due 06/15/19	975,000	1,009,125

		1,813,775

Cellular Telecom - 2.4%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	766,875
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,798,775
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	1,246,000	1,124,515
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,265,000	1,204,912
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	960,000	994,800
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	429,000	413,985

		6,303,862

Chemicals-Diversified - 0.9%

Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	775,000	796,312
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	215,000	231,931
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21*	906,000	901,470
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	403,000	452,368

		2,382,081

Chemicals-Plastics - 0.3%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20*	680,000	674,900

Chemicals-Specialty - 0.6%

Ferro Corp. Senior Notes 7.88% due 08/15/18	550,000	572,687
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	910,000	916,825

		1,489,512

Coal - 0.9%

Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	2,321,000	2,506,680

Computer Services - 1.1%

Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	549,000	547,627
SunGard Data Systems, Inc. Senior Notes 7.38% due 11/15/18*	620,000	613,800
SunGard Data Systems, Inc. Senior Notes 7.63% due 11/15/20*	525,000	525,000
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,030,000	1,068,625
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	189,875

		2,944,927

Consumer Products-Misc. - 0.4%

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	239,775
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	715,000	740,025

		979,800

Containers-Metal/Glass - 0.6%

Ball Corp. Company Guar. Notes 5.75% due 05/15/21	891,000	873,180
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	135,313
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	201,187
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	275,000	283,250

		1,492,930

Containers-Paper/Plastic - 0.3%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	651,000

Data Processing/Management - 1.8%

Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	220,000	232,100
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20*	180,000	192,150
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	2,335,000	1,984,750
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(5)	2,773,276	2,391,951

		4,800,951

Diagnostic Kits - 0.7%

Alere, Inc. Senior Notes 7.88% due 02/01/16	1,735,000	1,750,181

Direct Marketing - 0.8%

Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18*	2,350,000	1,997,500

Diversified Banking Institutions - 4.1%

Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20*	985,000	965,300
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	1,005,000	931,403
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	2,703,000	2,767,196

GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,489,750
GMAC LLC Company Guar. Notes 8.00% due 11/01/31	3,135,000	3,244,725
GMAC, Inc. Company Guar. Notes 8.00% due 03/15/20*	1,385,000	1,426,550

		10,824,924

Diversified Financial Services - 0.1%

CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	280,296	287,166

Diversified Manufacturing Operations - 1.2%

Harland Clarke Holdings Corp. FRS Notes 6.00% due 05/15/15	400,000	333,000
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	2,590,000	2,395,750
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	434,500

		3,163,250

Diversified Operations/Commercial Services - 0.6%

ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	1,600,000	1,656,000

E-Commerce/Services - 0.6%

NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	235,000	264,375
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,715,000	1,187,637

		1,452,012

Electric-Generation - 1.4%

AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	1,222,000
AES Corp. Senior Notes 8.00% due 06/01/20	450,000	470,250
Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	453,600
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	343,710	321,369
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	329,738	333,035
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	509,991	550,791
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	480,375

		3,831,420

Electric-Integrated - 0.7%

Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	550,000	558,250
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	1,064,250
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	328,292	354,555
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	1,225,000	0

		1,977,055

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	485,000	476,513

Electronic Components-Semiconductors - 1.3%

Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	2,760,000	2,801,400
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	565,000	591,837

		3,393,237

Enterprise Software/Service - 0.4%

Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	545,000	564,075
MedAssets, Inc. Senior Notes 8.00% due 11/15/18*	445,000	448,338

		1,012,413

Finance-Auto Loans - 2.3%

Credit Acceptance Corp. Company Guar. Notes 9.13% due 02/01/17*	1,060,000	1,107,700
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20	1,735,000	1,990,982
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	2,725,000	3,028,826

		6,127,508

Finance-Consumer Loans - 0.9%

SLM Corp. Senior Notes 8.00% due 03/25/20	406,000	408,030
SLM Corp. Senior Notes 8.45% due 06/15/18	934,000	975,330
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15*	825,000	913,688

		2,297,048

Food-Meat Products - 0.3%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	625,000	706,250

Food-Retail - 0.1%

SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	275,000	270,188

Funeral Services & Related Items - 0.3%

Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding Company Guar. Notes 10.25% due 12/01/17	845,000	899,925

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	252,000	265,860

Independent Power Producers - 2.2%

Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	1,360,000	1,336,200
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,278,000	0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	2,085,000	1,949,475
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,440,000	1,447,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	555,500
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	627,900

		5,916,275

Insurance-Multi-line - 0.8%

Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/38	1,970,000	2,078,350

Investment Companies - 0.3%

Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	846,688

Investment Management/Advisor Services - 0.1%

Pinafore LLC/Pinafore, Inc. Senior Sec. Notes 9.00% due 10/01/18*	340,000	358,700

Machinery-Farming - 1.1%

Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,257,250
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	1,595,000	1,758,487

		3,015,737

Machinery-General Industrial - 0.5%

CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	1,274,000	1,350,440

Medical Information Systems - 0.7%

IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	1,645,000	1,916,425

Medical Labs & Testing Services - 0.5%

American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18*	1,270,000	1,314,450

Medical Products - 0.9%

DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	400,000	436,000
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,234,970
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(6)	636,000	693,240

		2,364,210

Medical-Hospitals - 3.8%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,800,000	1,883,250
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	913,500
HCA, Inc. Senior Notes 7.88% due 02/01/11	725,000	725,906
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	2,370,000	2,521,088

HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	750,000	817,500
HCA, Inc. Sec. Notes 9.25% due 11/15/16	1,189,000	1,272,230
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	1,720,000	1,844,700

		9,978,174

Medical-Outpatient/Home Medical - 0.5%

Radiation Therapy Services, Inc. Senior Sub. Notes 9.88% due 04/15/17*	1,290,000	1,267,425

Multimedia - 0.0%

Haights Cross Operating Co. FRS Bonds 16.00% due 03/15/14†(1)(2)	100,864	97,712

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(7)(8)	210,000	0

Office Supplies & Forms - 0.3%

ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	625,000	695,313

Oil & Gas Drilling - 0.2%

Pride International, Inc. Senior Notes 6.88% due 08/15/20	385,000	408,100

Oil Companies-Exploration & Production - 1.2%

Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	805,000	869,638
Antero Resources Finance Corp. Company Guar. 9.38% due 12/01/17	825,000	849,750
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	425,000	476,000
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	134,400
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	193,000
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	545,000	583,150

		3,105,938

Oil Field Machinery & Equipment - 0.6%

Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	41,000
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17*	1,520,000	1,611,200

		1,652,200

Oil-Field Services - 1.0%

Aquilex Holdings LLC/Aquilex Finance Corp. Company Guar. 11.13% due 12/15/16	855,000	859,275
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	925,000	1,022,125
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	836,225

		2,717,625

Paper & Related Products - 1.3%

Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(6)	180,739	168,991
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	310,000	315,425
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	280,000	277,027
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	163,000	167,890
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	216,275
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	550,000	607,750
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14	1,325,000	1,339,906
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	505,000	457,025

		3,550,289

Pharmacy Services - 0.5%

BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	1,240,000	1,269,450

Physical Therapy/Rehabilitation Centers - 0.4%

Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	1,085,000	1,103,988

Pipelines - 2.2%

El Paso Corp. Senior Notes 6.50% due 09/15/20*	1,075,000	1,118,000
El Paso Corp. Senior Notes 6.88% due 06/15/14	775,000	834,154

El Paso Corp. Senior Notes 7.00% due 06/15/17	1,590,000	1,675,291
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	1,350,000	1,397,250
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	305,000	317,962
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	370,000	447,413

		5,790,070

Printing-Commercial - 0.3%

Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	755,000	738,013

Publishing-Periodicals - 1.1%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16(11)	525,000	598,500
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16	2,315,000	2,338,150

		2,936,650

Real Estate Investment Trusts - 1.4%

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,100,000	1,190,750
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20*	2,455,000	2,418,175

		3,608,925

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)	2,565,000	5,387

Rental Auto/Equipment - 0.2%

RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	550,000	617,375

Retail-Apparel/Shoe - 0.4%

Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	183,000	190,320
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	608,685
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	275,000	316,938

		1,115,943

Retail-Arts & Crafts - 0.5%

Michaels Stores, Inc. Senior Notes 7.75% due 11/01/18*	1,380,000	1,342,050

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc. Sub. Notes 8.38% due 11/15/20*	285,000	287,850

Retail-Drug Store - 0.9%

Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	161,063
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	725,000	752,187
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	1,475,000	1,530,312

		2,443,562

Retail-Music Store - 0.0%

MTS, Inc. Escrow Notes 10.00% due 03/15/09†(1)(2)	15,273	153

Retail-Propane Distribution - 0.3%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	720,000	709,200

Retail-Regional Department Stores - 2.0%

Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	2,717,000	2,920,775
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	324,065
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	308,000	309,540
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 09/15/28	147,000	141,120
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	315,570
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	155,000	154,806
The Neiman-Marcus Group, Inc. Company Guar. Notes 9.75% due 10/15/15(6)	1,205,000	1,253,200

		5,419,076

Rubber-Tires - 0.3%

The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	825,000	903,375

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(7)(8)	50,000	0

Special Purpose Entity - 0.2%

UCI Holdco, Inc. Senior Notes 9.25% due 12/15/13(5)	465,879	465,879

Steel Pipe & Tube - 0.3%

Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/20	765,000	839,588

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	535,000

Telecom Services - 1.0%

Qwest Corp. Senior Notes 8.38% due 05/01/16	425,000	510,000
West Corp. Senior Notes 7.88% due 01/15/19*	2,155,000	2,128,062

		2,638,062

Telecommunication Equipment - 0.4%

Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	1,920,000	1,113,600

Telephone-Integrated - 3.2%

Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	1,425,000	1,289,625
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	1,485,000	1,536,975
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	660,000
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	1,620,000	1,782,000
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	185,000	203,500
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	518,130
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	375,000	398,437
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,293,000	1,280,070
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	250,000	256,875
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	425,000	437,750

		8,363,362

Television - 0.3%

Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*	745,000	806,463
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(1)(2)	385,000	0
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(2)	540,000	0

		806,463

Theaters - 1.5%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,558,000	1,561,895
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	550,000	584,375
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(4)	1,795,000	1,476,387
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	415,000	437,825

		4,060,482

Transport-Marine - 1.3%

Marquette Transportation Co./Marquette Transportation Finance Corp. Senior Sec. Notes 10.88% due 01/15/17*	1,630,000	1,646,300
Navios Maritime Holdings, Inc. 8.88% due 11/01/17	1,600,000	1,708,000

		3,354,300

Web Hosting/Design - 1.1%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	465,000	487,087
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17	2,220,000	2,508,600

		2,995,687

Total U.S. CORPORATE BONDS & NOTES
(cost $210,809,765)		220,226,281

FOREIGN CORPORATE BONDS & NOTES - 9.5%
Computers-Memory Devices - 0.6%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,567,125

Diversified Manufacturing Operations - 0.4%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	572,450
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	540,000	580,500

		1,152,950

Diversified Minerals - 0.5%

FMG Resources August 2006 Pty Ltd. Senior Notes 7.00% due 11/01/15*	665,000	673,313
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	500,000	650,000

		1,323,313

Electric-Generation - 0.1%

Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	160,000	166,000

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(10)(14)	475,000	0

Investment Companies - 0.4%

Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	895,000	944,225

Medical-Drugs - 0.6%

Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	760,000	775,200
Elan Finance PLC / Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/16	720,000	721,800

		1,497,000

Metal-Aluminum - 0.4%

Novelis, Inc. Company Guar. Notes 11.50% due 02/15/15	955,000	1,174,650

Metal-Diversified - 0.4%

Vedanta Resources PLC Senior Notes 9.50% due 07/18/18*	1,000,000	1,060,000

Multimedia - 1.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	2,795,000	2,878,850

Oil Companies-Exploration & Production - 0.1%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	310,000	321,625

Oil Field Machinery & Equipment - 0.4%

Sevan Marine ASA Sec. Notes 12.00% due 08/10/15*	900,000	954,000

Paper & Related Products - 0.2%

Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	575,000	603,750

Satellite Telecom - 1.6%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(4)	759,000	781,770
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(6)	972,187	1,030,518
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	910,000	910,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	1,531,000	1,569,275

		4,291,563

Special Purpose Entities - 2.2%

Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,671,000	1,771,260
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(9)(10)	925,000	2,312
LBG Capital No. 1 PLC Bank Guar. Notes 7.88% due 11/01/20	4,470,000	4,067,700

		5,841,272

Telecom Services - 0.5%

Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	1,000,000	1,110,000
Wind Acquisition Finance SA Company Guar. Bonds 12.00% due 12/01/15*	252,000	266,175

		1,376,175

Total Foreign Corporate Bonds & Notes
(cost $24,876,498)		25,152,498

LOANS(2)(12)(13) - 2.9%
Auto/Truck Parts & Equipment-Original - 0.5%

Federal Mogul Corp. Tranche B 2.19% due 12/29/14	805,718	728,838
Federal Mogul Corp. Term Loan B A2 2.19% due 12/27/15	51,447	46,538
Federal Mogul Corp. Term Loan B D6 2.19% due 12/27/15	20,579	18,615
Federal Mogul Corp. Term Loan C 2.19% due 12/27/15	437,303	395,577
Federal Mogul Corp. Tranche B B0 2.19% due 12/27/15	102,895	93,077
Federal Mogul Corp. Tranche C F1 2.19% due 12/27/15	63,023	57,010

		1,339,655

Beverages-Non-alcoholic - 0.1%

Le-Natures, Inc. BTL 10.25% due 03/01/11†(9)(10)	600,000	234,000

Building-Residential/Commercial - 0.0%

TOUSA, Inc. BTL 12.25% due 08/15/13(1)(2)	1,463,678	12,807

Casino Services - 0.6%

Herbst Gaming, Inc. Delayed Draw 12.50% due 12/02/11†(9)(10)	711,060	411,399
Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11†(9)(10)	259,723	150,268
Holding Gaming Borrower LP 12.00% due 02/19/13	995,000	1,014,900

		1,576,567

Commercial Services - 0.4%

Vertrue, Inc. 7.29% due 08/14/15	1,215,000	978,075

Containers-Paper/Plastic - 0.4%

Consolidated Container Company Second Lien Term Loan 5.75% due 09/28/14	1,250,000	1,089,063

Electric-Integrated - 0.6%

Texas Competitive Electric Holdings Co. LLC 3.79% due 10/22/14	1,739	1,344
Texas Competitive Electric Holdings Co. LLC BTL-3 3.85% due 10/10/14	2,032,830	1,570,869

		1,572,213

Medical-Drugs - 0.2%

Triax Pharmaceuticals LLC 16.50% due 08/30/11†(1)(15)	1,088,469	621,407

Theaters - 0.1%

AMC Entertainment Holdings, Inc. 5.29% due 06/15/12	380,847	372,754

Total Loans
(cost $10,027,586)		7,796,541

COMMON STOCK - 0.2%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings†	754	27,898

Casino Services - 0.0%

Greektown, Inc.(1)(2)	703	0

Food-Misc. - 0.1%

Wornick Co.†(1)(2)	3,444	223,343

Gambling (Non-Hotel) - 0.0%

Shreveport Gaming Holdings, Inc.†(1)(2)	2,501	33,864

Gas-Distribution - 0.0%

MXEnergy Holdings, Inc.†(1)(2)	96,187	62,329

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC†(1)(2)	85,612	428

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(1)(2)	13,262	3,315

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(2)	10,439	27,611

Paper & Related Products - 0.1%

Caraustar Industries, Inc.†(1)(2)	80	249,922

Retail-Music Store - 0.0%

MTS, Inc.†(1)(2)	3,863	0

Total Common Stock
(cost $2,543,770)		628,710

PREFERRED STOCK - 0.2%
Diversified Financial Services - 0.2%

Citigroup Capital XIII FRS 7.88%	20,000	525,600

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C†(1)(2)(16)	26,118	131

Total Preferred Stock
(cost $552,235)		525,731

WARRANTS - 0.0%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings Expires 06/09/14†(2) (strike price $55.31)	3,658	6,402
Masonite Worldwide Holdings Expires 06/09/16†(2) (strike price $55.31)	2,743	9,600

		16,002

Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10†(1)(2) (Strike price $4.31)	13,811	0

Publishing-Periodicals - 0.0%

Reader’s Digest Association, Inc. Expires 02/19/14†(1)(2)	4,509	0

Television - 0.0%

Ion Media Networks, Inc.(1)(2)	305	15,250

Total Warrants
(cost $42,648)		31,252

Total Long-Term Investment Securities
(cost $249,903,502)		256,378,933

REPURCHASE AGREEMENT - 1.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $4,040,001 and collateralized by $4,125,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having approximate value of $4,164,600 (cost $4,040,000)	4,040,000	4,040,000

TOTAL INVESTMENTS
(cost $253,943,502)(17)	97.9%	260,418,933

Other assets less liabilities	2.1	5,585,609

NET ASSETS	100.0%	$266,004,542

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $59,524,047 representing 22.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $8,943,267 representing 3.4% of net assets.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2010.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Income may be received in cash or additional shares at the discretion of the issuer.
(7)	Company has filed for Chapter 7 bankruptcy.
(8)	Bond in default and did not pay principal at maturity.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Bond in default
(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(12)	The Fund invests in Senior Loans which generally pay interests at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(13)	Senior Loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	Company has filed bankruptcy in the country of issuance.
(15)	A portion of the interest is paid in the form of additional bonds/loans.
(16)	Consists of more than one class of securities traded together as a unit.
(17)	See Note 5 for cost of investments on a tax basis.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$2,017,920	$—	$2,017,920
U.S. Corporate Bonds & Notes	—	216,460,445	3,765,836	220,226,281
Foreign Corporate Bonds & Notes	—	25,152,498	0	25,152,498
Loans	—	2,911,868	4,884,673	7,796,541
Common Stock	27,898	—	600,812	628,710
Preferred Stock	525,600	—	131	525,731
Warrants	16,002	—	15,250	31,252
Repurchase Agreement	—	4,040,000	—	4,040,000

Total	$569,500	$250,582,731	$9,266,702	$260,418,933

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 8/31/2010	$1,413,735	$0	$3,832,605	$576,943	$131	$0
Accrued discounts/premiums	1,224	—	28,511	—	—	—
Realized gain(loss)	(24,265)	—	(6,754)	—	—	—
Change in unrealized appreciation(depreciation)(1)	9,286	—	(105,257)	23,869	—	15,250
Net purchases(sales)	(397,030)	—	46,505	—	—	0
Transfers in and/or out of Level 3(2)	2,762,886	—	1,089,063	—	—	—

Balance as of 11/30/2010	$3,765,836	$0	$4,884,673	$600,812	$131	$15,250

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at November 30, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(10,361)	$—	$(105,257)	$23,869	$—	$15,250

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.3%
Australia - 2.0%

Bendigo and Adelaide Bank, Ltd.(1)	191,721	$1,812,605
Billabong International, Ltd.(1)	179,178	1,446,310
carsales.com.au, Ltd.(1)	204,583	903,132
Centamin Egypt, Ltd.†(1)	1,105,976	3,084,406
Dart Energy, Ltd.†(1)	188,774	213,156
Emeco Holdings, Ltd.(1)	1,739,674	1,612,167
Mineral Resources, Ltd.(1)	60,229	598,661
Premier Investments, Ltd.(1)	142,082	826,531
Transfield Services, Ltd.(1)	440,244	1,448,893
White Energy Co., Ltd.†(1)	13,793	46,205
White Energy Co., Ltd. 2010 Performance Shares†(2)	5,863	0
White Energy Co., Ltd. 2011 Performance Shares†(2)	5,863	0

		11,992,066

Austria - 2.7%

Andritz AG(1)	55,025	4,364,961
Austria Technologie & Systemtechnik AG(1)	64,239	1,210,621
Conwert Immobilien Invest SE(1)	211,217	2,731,015
Oesterreichische Post AG(1)	114,722	3,364,717
Schoeller-Bleckmann Oilfield Equipment AG(1)	58,428	4,184,417

		15,855,731

Belgium - 0.8%

Ackermans & van Haaren NV(1)	28,737	2,141,031
Barco NV†(1)	51,313	2,789,799

		4,930,830

Bermuda - 2.4%

China Gas Holdings, Ltd.(1)	4,358,000	2,228,664
China Yurun Food Group, Ltd.(1)	553,000	1,969,187
Digital China Holdings, Ltd.(1)	1,328,000	2,702,606
Hiscox, Ltd.(1)	77,017	415,941
Jardine Matheson Holdings, Ltd.(1)	35,600	1,540,529
Lancashire Holdings, Ltd.(1)	334,419	3,194,178
Midland Holdings, Ltd.(1)	670,000	506,843
Omega Insurance Holdings, Ltd.(1)	294,291	418,348
Peace Mark Holdings, Ltd.†(2)	686,000	0
Skyworth Digital Holdings, Ltd.(1)	2,322,000	1,221,956

		14,198,252

Brazil - 0.9%

BR Properties SA	41,500	471,976
Cia Hering	32,900	579,290
EDP-Energias do Brasil SA	26,000	554,998
Estacio Participacoes SA	31,200	494,039
Even Construtora e Incorporadora SA	102,400	535,113
Iguatemi Empresa de Shopping Centers SA	20,200	500,700
Julio Simoes Logistica SA†	94,300	576,932
Multiplus SA	23,800	478,887
Odontoprev SA	36,000	533,302
Totvs SA	6,100	606,087

		5,331,324

British Virgin Islands - 0.1%

Playtech, Ltd.(1)	50,382	315,524

Canada - 0.1%

Alamos Gold, Inc.	17,010	326,927
C&C Energia, Ltd.†	35,885	419,483

		746,410

Cayman Islands - 2.8%

AAC Acoustic Technologies Holdings, Inc.(1)	1,238,000	3,414,853
Agile Property Holdings, Ltd.(1)	1,388,000	1,920,034
Charm Communications, Inc. ADR†	58,074	564,479
China High Speed Transmission Equipment Group Co., Ltd.(1)	234,000	427,675
Coastal Energy Co.†(1)	29,878	155,305
Comba Telecom Systems Holdings, Ltd.(1)	1,146,420	1,272,957
Daphne International Holdings, Ltd.(1)	1,842,000	2,094,933
E-House China Holdings, Ltd. ADR	9,057	126,345
HKR International, Ltd.(1)	1,350,400	705,903
KWG Property Holding, Ltd.(1)	752,500	559,495
Lee & Man Paper Manufacturing, Ltd.(1)	1,539,000	1,213,560
NetEase.com, Inc. ADR†	10,900	416,162
Shanda Interactive Entertainment, Ltd. ADR†	9,323	368,538
Shenguan Holdings Group, Ltd.(1)	1,240,000	1,712,057
SINA Corp.†	11,900	761,838
SPG Land Holdings, Ltd.(1)	1,518,025	744,880
Yingde Gases Group Co., Ltd.†(1)	287,500	247,377

		16,706,391

Chile - 0.1%

Cia Cervecerias Unidas SA	43,000	485,465

China - 1.9%

Bank of China, Ltd.(1)	1,420,000	755,449
China Construction Bank Corp.(1)	1,117,000	1,007,361
Shandong Chenming Paper Holdings, Ltd.(1)	574,500	455,368
Weichai Power Co., Ltd.(1)	613,800	4,226,072
Wumart Stores, Inc.(1)	375,000	988,145
Zhejiang Expressway Co., Ltd.(1)	818,000	769,213
Zhuzhou CSR Times Electric Co., Ltd.(1)	789,000	2,985,403

		11,187,011

Cyprus - 0.2%

Globaltrans Investment PLC GDR	75,770	1,307,033

Czech Republic - 0.1%

Philip Morris CR AS(1)	1,220	634,597

Denmark - 0.5%

Tryg A/S(1)	63,410	2,732,880

Finland - 1.8%

Konecranes Oyj(1)	116,135	4,552,556
Pohjola Bank PLC(1)	237,606	2,694,542
UPM-Kymmene Oyj(1)	229,783	3,410,338

		10,657,436

France - 7.6%

Euler Hermes SA†(1)	48,866	4,044,279
Eutelsat Communications(1)	101,518	3,417,337
GameLoft SA†(1)	99,068	564,184
Groupe Eurotunnel SA(1)	238,349	2,038,979
Guyenne et Gascogne SA(1)	20,095	2,038,962
Havas SA(1)	613,084	2,720,686

JCDecaux SA†(1)	117,730	2,955,755
Lagardere SCA(1)	48,010	1,772,652
Rhodia SA(1)	55,664	1,467,754
Rubis SA(1)	25,093	2,843,858
Safran SA(1)	153,269	4,799,222
SEB SA(1)	47,564	4,390,056
Thales SA(1)	58,599	2,056,174
UBISOFT Entertainment†(1)	239,902	2,293,257
Virbac SA(1)	49,113	7,337,373

		44,740,528

Germany - 2.0%

Aixtron SE(1)	63,051	1,920,568
Bilfinger Berger SE(1)	39,024	2,845,765
Brenntag AG†(1)	20,455	1,805,688
CTS Eventim AG(1)	35,669	2,043,937
GEA Group AG(1)	118,258	2,846,873

		11,462,831

Guernsey - 0.2%

Tetragon Financial Group, Ltd.(1)	226,184	1,200,716

Hong Kong - 1.4%

Bank of East Asia, Ltd.(1)	33,140	140,139
China Everbright International, Ltd.(1)	5,948,000	3,312,817
China Taiping Insurance Holdings Co., Ltd.†(1)	319,400	1,060,493
Hutchison Whampoa, Ltd.(1)	127,000	1,264,461
Lenovo Group, Ltd.(1)	2,968,000	1,968,088
Wharf Holdings, Ltd.(1)	58,000	386,740

		8,132,738

India - 0.7%

HDFC Bank, Ltd. ADR	7,600	1,340,260
Jagran Prakashan, Ltd.(1)	174,905	522,156
Sun TV Network, Ltd.(1)	165,224	1,819,479
United Phosphorus, Ltd.(1)	148,629	610,582

		4,292,477

Indonesia - 1.1%

AKR Corporindo Tbk PT(1)	2,572,392	415,295
BW Plantation Tbk PT(1)	25,086,000	2,832,037
Hexindo Adiperkasa Tbk PT(1)	1,769,000	1,282,300
Perusahaan Gas Negara PT(1)	681,500	324,582
United Tractors Tbk PT(1)	723,166	1,838,598

		6,692,812

Ireland - 2.1%

DCC PLC(Dublin)(1)	48,033	1,255,860
DCC PLC(London)(1)	187,812	4,903,069
FBD Holdings PLC(Dublin)(1)	505,758	3,807,217
FBD Holdings PLC(London)	20,000	176,535
Paddy Power PLC(1)	58,901	2,150,478

		12,293,159

Isle of Man - 0.0%

Hansard Global PLC(1)	32,202	82,591

Italy - 2.0%

Amplifon SpA(1)	574,217	2,726,815
DiaSorin SpA(1)	102,537	3,980,341
Piaggio & C SpA(1)	842,944	2,491,096
Yoox SpA†(1)	283,803	2,638,089

		11,836,341

Japan - 22.4%

Aica Kogyo Co., Ltd.(1)	184,200	2,058,009
Alpha Systems, Inc.(1)	14,800	257,139
Asahi Diamond Industrial Co., Ltd.(1)	125,000	2,162,914
Chugoku Marine Paints, Ltd.(1)	180,000	1,328,808
COOKPAD, Inc.(1)	8,700	446,506
Credit Saison Co., Ltd.(1)	64,900	1,030,715
Dai-ichi Seiko Co., Ltd.(1)	18,800	896,377
Daiseki Co., Ltd.(1)	56,300	1,056,926
Dena Co., Ltd.(1)	58,600	1,708,618
Disco Corp.(1)	7,600	441,770
Don Quijote Co., Ltd.(1)	56,900	1,640,163
Doshisha Co., Ltd.(1)	20,100	431,791
Eiken Chemical Co., Ltd.(1)	23,000	248,782
en-japan, Inc.(1)	742	935,484
EPS Co., Ltd.(1)	521	1,161,356
Exedy Corp.(1)	47,100	1,456,055
Ferrotec Corp.(1)	53,200	633,184
Foster Electric Co., Ltd.(1)	28,800	713,068
FP Corp.(1)	35,900	1,875,173
Fuji Machine Manufacturing Co., Ltd.(1)	99,100	1,692,325
Fujimi, Inc.(1)	92,200	1,369,098
Funai Electric Co., Ltd.(1)	13,200	447,810
GS Yuasa Corp.(1)	106,000	710,620
Hajime Construction Co., Ltd.(1)	74,200	2,261,915
Harmonic Drive Systems, Inc.(1)	132	580,647
Hitachi Metals, Ltd.(1)	86,000	985,676
IDEC Corp.(1)	35,900	291,795
Internet Initiative Japan, Inc.(1)	177	407,797
Jafco Co., Ltd.(1)	26,000	623,270
Japan Petroleum Exploration Co.(1)	18,000	629,377
JVC Kenwood Holdings, Inc.†(1)	464,300	1,889,142
Kajima Corp.(1)	889,000	2,220,256
Kakaku.com, Inc.(1)	196	957,902
Kawasaki Kisen Kaisha, Ltd.(1)	829,000	3,457,415
Kenedix, Inc.†(1)	5,572	1,319,711
Komori Corp.(1)	173,200	1,753,011
Konica Minolta Holdings, Inc.(1)	293,500	3,015,949
Kureha Corp.(1)	295,000	1,661,693
Lintec Corp.(1)	41,200	962,504
M3, Inc.(1)	576	2,904,526
Mani, Inc.(1)	20,200	750,980
Mazda Motor Corp.(1)	1,533,000	4,268,441
Meiko Electronics Co.(1)	49,500	974,114
Micronics Japan Co., Ltd.(1)	149,100	1,626,780
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	30,970	1,132,457
Mori Seiki Co., Ltd.(1)	211,500	2,173,545
Moshi Moshi Hotline, Inc.(1)	60,400	1,379,758
Nabtesco Corp.(1)	84,100	1,552,707
Nichicon Corp.(1)	29,100	350,875
Nidec Copal Corp.(1)	54,600	901,680
Nihon M&A Center, Inc.(1)	198	724,282
Nippon Seiki Co., Ltd.(1)	26,000	262,531
Nipro Corp.(1)	33,500	653,378

Nissan Chemical Industries, Ltd.(1)	170,900	2,050,446
Nissha Printing Co., Ltd.(1)	52,000	1,139,271
Nomura Real Estate Holdings, Inc.(1)	42,000	615,838
NPC, Inc.(1)	37,000	775,947
NTT Urban Development Corp.(1)	3,659	3,218,114
Ohara, Inc.(1)	96,300	1,217,397
Okuma Corp.†(1)	559,000	3,740,882
Osaka Securities Exchange Co., Ltd.(1)	234	1,159,007
Otsuka Corp.(1)	20,900	1,346,123
Pioneer Corp.†(1)	990,500	3,849,062
Rinnai Corp.(1)	16,100	934,990
Saint Marc Holdings Co., Ltd.(1)	18,900	697,893
Sakai Chemical Industry Co., Ltd.(1)	38,000	158,018
Sanwa Holdings Corp.(1)	634,000	1,886,420
Sawai Pharmaceutical Co., Ltd.(1)	7,400	631,234
SBI Holdings, Inc.(1)	5,329	725,974
Senko Co., Ltd.(1)	122,000	350,775
Shimadzu Corp.(1)	87,000	643,197
Shin-Etsu Polymer Co., Ltd.(1)	83,000	452,274
Shinko Electric Industries Co., Ltd.(1)	251,800	2,804,474
Star Micronics Co., Ltd.(1)	340,500	3,365,004
Sumco Corp.†(1)	170,600	2,703,286
Suruga Bank, Ltd.(1)	732,000	6,261,378
Sysmex Corp.(1)	6,400	407,469
Taiheiyo Cement Corp.†(1)	2,555,000	3,128,645
Taiko Pharmaceutical Co., Ltd.(1)	18,500	281,109
Taiyo Holdings Co., Ltd.(1)	39,600	1,142,618
The Daiei, Inc.†(1)	529,900	2,045,270
The Japan Steel Works, Ltd.(1)	64,000	624,193
Tokyo Seimitsu Co., Ltd.(1)	87,100	1,263,614
Tokyu Livable, Inc.(1)	86,600	986,194
Toridoll.corp.(1)	444	598,445
Toshiba Machine Co., Ltd.(1)	475,000	2,174,003
Toshiba Plant Systems & Services Corp.(1)	76,000	946,317
TS Tech Co., Ltd.(1)	86,600	1,578,171
Union Tool Co.(1)	122,800	3,046,608
Village Vanguard Co., Ltd.(1)	164	606,527
Works Applications Co., Ltd.(1)	1,503	717,722
Yamaguchi Financial Group, Inc.(1)	73,000	650,750
Yamaha Motor Co., Ltd.†(1)	203,500	2,918,151
Yamatake Corp.(1)	38,600	881,004

		132,100,619

Jersey - 1.1%

Beazley PLC(1)	168,424	289,136
Charter International PLC(1)	222,591	2,373,282
United Business Media, Ltd.(1)	321,859	3,086,267
West China Cement, Ltd.†(1)	1,985,350	755,879

		6,504,564

Luxembourg - 0.6%

Acergy SA(1)	153,563	3,068,393
AZ Electronic Materials SA†	21,872	89,475
GlobeOp Financial Services SA(1)	47,289	243,969

		3,401,837

Malaysia - 0.1%

IJM Corp. BHD(1)	335,460	607,747

Mauritius - 0.1%

Golden Agri-Resources, Ltd.(1)	954,474	523,322

Mexico - 0.4%

Genomma Lab Internacional SAB de CV†	242,400	566,755
Industrias CH SAB de CV†	150,000	536,706
Mexichem SAB de CV	167,100	570,987
Sare Holding SAB de CV, Class B†	1,453,000	436,441

		2,110,889

Netherlands - 2.8%

Aalberts Industries NV(1)	249,853	4,372,310
ASM International NV†(1)	97,817	2,417,107
Fugro NV(1)	8,401	565,607
Koninklijke Vopak NV(1)	61,927	2,850,932
Nutreco NV(1)	7,913	555,496
SBM Offshore NV(1)	113,662	2,263,808
TNT NV(1)	97,497	2,321,025
X5 Retail Group NV GDR†(1)	30,500	1,157,382

		16,503,667

Norway - 1.5%

Leroy Seafood Group ASA(1)	109,661	2,999,191
Orkla ASA(1)	275,640	2,310,678
SpareBank 1 SR Bank(1)	378,439	3,318,892

		8,628,761

Panama - 0.2%

Copa Holdings SA, Class A	9,200	513,084
Intergroup Financial Services Corp.	13,700	456,210

		969,294

Papua New Guinea - 0.1%

New Britain Palm Oil, Ltd.†(1)	58,804	665,930

Philippines - 0.5%

Filinvest Land, Inc.(1)	30,610,000	918,281
Metro Pacific Investments Corp.(1)	5,639,000	447,277
Security Bank Corp.(1)	618,040	1,306,207

		2,671,765

Portugal - 0.4%

Portucel Empresa Produtora de Pasta e Papel SA(1)	810,820	2,378,017

Russia - 0.2%

Pharmstandard GDR†	33,500	903,495
Wimm-Bill-Dann Foods OJSC ADR	18,500	436,785

		1,340,280

Singapore - 1.0%

Cambridge Industrial Trust(1)	1,858,480	752,624
Fortune Real Estate Investment Trust(1)	1,540,000	779,179
Goodpack, Ltd.(1)	764,000	1,188,971
SIA Engineering Co., Ltd.(1)	205,000	650,717
Venture Corp., Ltd.(1)	380,000	2,588,970

		5,960,461

South Africa - 0.4%

Aspen Pharmacare Holdings, Ltd.†(1)	98,200	1,287,112

Impala Platinum Holdings, Ltd.(1)	17,000	484,785
Truworths International, Ltd.(1)	63,300	642,720

		2,414,617

South Korea - 3.8%

Cheil Industries, Inc.†(1)	28,519	2,615,660
Daegu Bank, Ltd.†(1)	48,610	605,128
Glovis Co., Ltd.†(1)	12,670	1,722,877
Hyundai Home Shopping Network Corp.†(1)	9,132	762,740
Hyundai Mobis†(1)	14,508	3,436,558
Intelligent Digital Integrated Security†(1)	33,905	494,031
KCC Corp.(1)	1,743	502,532
Korea Investment Holdings Co., Ltd.(1)	24,340	723,677
Korean Reinsurance Co.(1)	53,773	544,231
LG Chemical Co., Ltd.†(1)	8,021	2,679,953
LG Household & Health Care, Ltd.†(1)	7,164	2,365,059
OCI Materials Co., Ltd.†(1)	12,969	1,223,472
Samsung Electronics Co., Ltd.(1)	1,992	1,416,715
Shinhan Financial Group Co., Ltd.†(1)	17,430	670,599
SK Holdings Co., Ltd.†(1)	4,662	509,917
Sungwoo Hitech Co., Ltd.†(1)	189,975	2,354,323

		22,627,472

Spain - 2.6%

Antena 3 de Television SA(1)	297,602	2,296,019
Bankinter SA(1)	398,680	2,013,893
Gestevision Telecinco SA(1)	114,165	1,082,802
Iberia Lineas Aereas de Espana SA†(1)	580,827	2,322,966
Obrascon Huarte Lain SA(1)	142,754	3,719,916
Red Electrica Corp. SA(1)	33,108	1,449,356
Vueling Airlines SA†(1)	232,816	2,621,805

		15,506,757

Sweden - 1.8%

AarhusKarlshamn AB(1)	54,271	1,350,471
Duni AB(1)	327,186	3,220,722
Husqvarna AB, Class B(1)	436,545	3,032,823
Intrum Justitia AB(1)	218,166	2,884,171

		10,488,187

Switzerland - 3.2%

Acino Holding AG(1)	13,777	1,249,145
Banque Cantonale Vaudoise(1)	5,054	2,291,335
Clariant AG†(1)	272,475	4,915,573
Gategroup Holding AG†(1)	33,459	1,621,716
Partners Group Holding AG(1)	25,483	4,442,138
Sulzer AG(1)	34,442	4,475,680

		18,995,587

Taiwan - 1.4%

Advantech Co., Ltd.(1)	407,000	1,087,970
Chicony Electronics Co., Ltd.(1)	209,259	443,824
China Life Insurance Co., Ltd.(1)	738,562	590,188
Delta Electronics, Inc.(1)	144,000	638,320
Hon Hai Precision Industry Co., Ltd. GDR	82,208	587,787
Lumax International Corp., Ltd.(1)	211,000	374,725
Polaris Securities Co., Ltd.(1)	757,000	407,615
Simplo Technology Co., Ltd.(1)	124,760	807,234
St Shine Optical Co., Ltd.(1)	97,000	1,269,682
Ta Chong Bank Co., Ltd.†(1)	1,307,200	412,961
Wistron Corp.(1)	273,346	550,643
Yageo Corp.(1)	2,442,000	1,059,613

		8,230,562

Thailand - 0.7%

BEC World PCL(3)	573,100	663,530
Big C Supercenter PCL(3)	392,200	921,145
Kasikornbank PCL(1)	326,000	1,298,766
PTT Exploration & Production PCL(3)	73,300	404,932
TMB Bank PCL†(3)	7,125,500	504,418

		3,792,791

Turkey - 0.4%

Akfen Holding AS†(1)	42,264	345,566
Selcuk Ecza Deposu Ticaret ve Sanayi AS(1)	191,600	337,693
Turk Hava Yollari†(1)	348,200	1,265,013
Turkiye Sinai Kalkinma Bankasi AS(1)	195,600	321,439

		2,269,711

United Kingdom - 13.3%

Abbey Protection PLC(1)	222,241	295,568
Advanced Medical Solutions Group PLC†(1)	419,180	453,104
Afren PLC†(1)	131,587	257,101
Alternative Networks PLC(1)	146,180	433,133
Amlin PLC(1)	49,807	291,130
Aveva Group PLC(1)	17,097	398,728
Avocet Mining PLC†(1)	168,371	534,940
Axis-Shield PLC†(1)	66,174	248,479
Babcock International Group PLC(1)	207,190	1,679,319
Brewin Dolphin Holdings PLC(1)	180,583	409,461
Britvic PLC(1)	18,977	144,304
BTG PLC†(1)	168,350	576,058
Caretech Holdings PLC(1)	41,050	223,337
Carillion PLC(1)	91,625	474,073
Chemring Group PLC(1)	47,188	2,104,868
Cohort PLC	140,659	183,782
CPP Group PLC(1)	88,874	371,607
Croda International PLC(1)	263,084	5,946,197
CSR PLC†(1)	50,748	247,597
CVS Group PLC†(1)	180,774	295,270
Davis Service Group PLC(1)	40,471	246,290
Dechra Pharmaceuticals PLC(1)	124,002	971,052
Devro PLC(1)	48,371	194,052
Dignity PLC(1)	51,296	514,753
Domino Printing Sciences PLC(1)	104,344	894,777
E2V Technologies PLC†(1)	174,211	258,256
eaga PLC(1)	180,993	146,325
EMIS Group PLC(1)	74,928	483,561
Faroe Petroleum PLC†(1)	50,267	140,846
Fenner PLC(1)	305,008	1,430,958
Fidessa Group PLC(1)	20,291	444,578
Filtrona PLC(1)	145,998	521,307
G4S PLC(1)	1,014,496	3,739,601
Group NBT PLC(1)	40,452	238,092

Gulfsands Petroleum PLC†(1)	97,597	554,397
H&T Group PLC(1)	115,740	566,082
Hargreaves Services PLC(1)	21,843	238,458
Hill & Smith Holdings PLC(1)	56,104	205,063
Homeserve PLC(1)	216,738	1,454,037
Howden Joinery Group PLC†(1)	93,274	133,680
HSBC Holdings PLC(1)	93,200	939,142
Hunting PLC(1)	26,276	242,037
IG Group Holdings PLC(1)	578,993	4,428,638
Immunodiagnostic Systems Holdings PLC(1)	32,815	495,024
International Personal Finance PLC(1)	940,053	4,377,173
IQE PLC†(1)	281,474	206,957
ITE Group PLC(1)	35,893	104,639
James Halstead PLC(1)	30,092	341,676
JD Wetherspoon PLC(1)	69,901	458,188
Jupiter Fund Management PLC†(1)	102,823	479,736
Laird PLC(1)	114,015	274,379
Latchways PLC(1)	12,500	199,300
Marston’s PLC(1)	167,481	260,089
May Gurney Integrated Services PLC(1)	189,341	637,856
Mears Group PLC(1)	229,510	993,409
Melrose PLC(1)	209,849	958,426
Micro Focus International PLC(1)	114,793	591,679
Microgen PLC(1)	234,175	395,142
Millennium & Copthorne Hotels PLC(1)	351,743	2,896,094
Mitie Group PLC(1)	236,066	760,823
Morson Group PLC(1)	133,571	207,801
Mouchel Group PLC(1)	160,704	198,567
N Brown Group PLC(1)	117,250	506,557
Nanoco Group PLC†(1)	1,356,297	2,268,555
NCC Group PLC(1)	50,462	390,221
Northgate PLC†(1)	65,625	206,125
Pace PLC(1)	131,207	378,554
PayPoint PLC(1)	87,675	443,182
Phoenix IT Group, Ltd.(1)	137,928	502,968
Premier Oil PLC†(1)	154,523	4,412,916
PZ Cussons PLC(1)	49,207	292,809
RM PLC(1)	274,397	651,038
Rotork PLC(1)	18,862	462,867
RPS Group PLC(1)	60,951	213,385
RSM Tenon Group PLC(1)	244,337	228,081
RWS Holdings PLC(1)	122,935	522,887
Salamander Energy PLC†(1)	99,005	365,874
SDL PLC†(1)	49,286	438,468
Senior PLC(1)	59,108	122,582
Serco Group PLC(1)	92,494	780,194
Spectris PLC(1)	33,342	592,206
Spirax-Sarco Engineering PLC(1)	123,847	3,465,393
Sportingbet PLC(1)	54,420	49,064
St James’s Place PLC(1)	1,169,059	4,295,024
Sthree PLC(1)	23,047	102,841
Synergy Health PLC(1)	178,815	2,255,664
Telecity Group PLC†(1)	428,385	3,119,987
Ultra Electronics Holdings PLC(1)	18,241	459,435
Valiant Petroleum PLC†(1)	27,383	233,406
Victrex PLC(1)	15,775	293,499
Xchanging PLC(1)	343,808	563,731
YouGov PLC†(1)	211,761	150,689

		78,159,198

United States - 1.8%

AsiaInfo-Linkage, Inc.†	67,340	1,121,211
Autoliv, Inc.	63,870	4,689,335
Gran Tierra Energy, Inc.†	53,000	394,964
Virgin Media, Inc.	179,967	4,585,559

		10,791,069

Total Common Stock
(cost $495,483,622)		555,458,247

EXCHANGE-TRADED FUNDS - 2.9%
France - 0.7%

Lyxor ETF Eastern Europe(1)	48,473	1,244,972
Lyxor ETF Russia	67,000	2,669,960

		3,914,932

Ireland - 0.5%

iShares MSCI EM Latin America(1)	114,364	3,217,591

Luxembourg - 0.9%

db x-trackers-MSCI Emerging Latin America TRN Index ETF†	85,000	5,393,250

United States - 0.8%

iShares MSCI South Africa Index Fund	55,740	3,718,973
iShares MSCI Turkey Index Fund	13,617	911,522

		4,630,495

Total Exchange-Traded Funds
(cost $15,301,349)		17,156,268

PREFERRED STOCK - 1.1%
Brazil - 0.5%

Banco ABC Brasil SA	49,800	473,428
Contax Participacoes SA	32,100	587,857
Parana Banco SA	71,800	585,422
Suzano Papel e Celulose SA	39,000	341,188
Ultrapar Participacoes SA	8,400	500,198

		2,488,093

Germany - 0.4%

Jungheinrich AG(1)	69,380	2,337,124

South Korea - 0.2%

Hyundai Motor Co.(1)	22,858	1,289,765

Total Preferred Stock
(cost $5,298,454)		6,114,982

RIGHTS - 0.0%
China - 0.0%

Bank Of China, Ltd.
Expires 12/03/10 (strike price 2.74 HKD)†	142,000	25,785
China Construction Bank Corp.
Expires 12/08/10 (strike price 4.38 HKD)†	78,190	25,979

Total Rights
(cost $0)		51,764

Total Long-Term Investment Securities
(cost $516,083,425)		578,781,261

REPURCHASE AGREEMENT - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $2,274,001 and collateralized by $2,320,000 of United States Treasury Notes, bearing interest at 1.00%, due 04/30/12 and having an approximate value of $2,342,272

(cost $2,274,000)	$2,274,000	2,274,000

TOTAL INVESTMENTS -
(cost $518,357,425) (4)	98.7%	581,055,261
Other assets less liabilities	1.3	7,935,752

NET ASSETS -	100.0%	$588,991,013

†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $533,356,709 representing 90.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Currency Legend

HKD - Hong Kong Dollar

Industry Allocation*
Banks-Commercial	4.6%
Electronic Components-Misc.	3.1
Machinery-General Industrial	3.0
Exchange-Traded Funds	2.9
Diversified Manufacturing Operations	2.5
Auto/Truck Parts & Equipment-Original	2.3
Insurance-Property/Casualty	2.1
Transport-Services	1.9
Chemicals-Specialty	1.9
Chemicals-Diversified	1.8
Diversified Operations	1.8
Distribution/Wholesale	1.6
Electronic Components-Semiconductors	1.6
Veterinary Products	1.4
Oil Companies-Exploration & Production	1.4
Audio/Video Products	1.4
Machinery-Electrical	1.4
Paper & Related Products	1.4
Real Estate Operations & Development	1.3
Telecom Services	1.3
Electronics-Military	1.3

Diversified Financial Services	1.1
Finance-Other Services	1.1
Airlines	1.0
Food-Misc.	1.0
Investment Management/Advisor Services	1.0
Oil-Field Services	1.0
Television	1.0
Advertising Services	1.0
Building & Construction-Misc.	1.0
Auto-Cars/Light Trucks	0.9
Retail-Misc./Diversified	0.9
Insurance-Life/Health	0.9
Real Estate Management/Services	0.9
Machinery-Material Handling	0.8
Diagnostic Kits	0.8
Appliances	0.7
Building-Heavy Construction	0.7
Semiconductor Equipment	0.7
Auto/Truck Parts & Equipment-Replacement	0.7
Oil Field Machinery & Equipment	0.7
Financial Guarantee Insurance	0.7
Commercial Services	0.7
Petrochemicals	0.7
Agricultural Operations	0.6
Gold Mining	0.6
Building Products-Cement	0.6
Electronic Measurement Instruments	0.6
Security Services	0.6
Computers	0.6
Transport-Marine	0.6
Electric Products-Misc.	0.6
Satellite Telecom	0.6
Alternative Waste Technology	0.6
Internet Connectivity Services	0.6
Building-Residential/Commercial	0.6
Housewares	0.6
Gas-Distribution	0.6
Medical Products	0.5
Transport-Rail	0.5
Food-Retail	0.5
Publishing-Periodicals	0.5
Consumer Products-Misc.	0.5
Photo Equipment & Supplies	0.5
Fisheries	0.5
Recreational Vehicles	0.5
Hotels/Motels	0.5
Commercial Services-Finance	0.5
Entertainment Software	0.5
Retail-Apparel/Shoe	0.5
Building-Maintance & Services	0.5
Cosmetics & Toiletries	0.5
E-Commerce/Services	0.5
Engineering/R&D Services	0.5
Retail-Discount	0.5
Internet Content-Information/News	0.5
Medical-Drugs	0.4
Medical-Generic Drugs	0.4
E-Commerce/Products	0.4
Motorcycle/Motor Scooter	0.4
Advanced Materials	0.4
Repurchase Agreements	0.4
Medical Labs & Testing Services	0.4
Aerospace/Defense	0.4
Pipelines	0.4
Machine Tools & Related Products	0.4
Tools-Hand Held	0.4
Gambling (Non-Hotel)	0.4
Rubber/Plastic Products	0.4
Transport-Truck	0.4
Leisure Products	0.4
Enterprise Software/Service	0.4
Computers-Periphery Equipment	0.4
Consulting Services	0.3
Batteries/Battery Systems	0.3
Investment Companies	0.3
Building Products-Doors & Windows	0.3
Containers-Paper/Plastic	0.3
Machinery-Construction & Mining	0.3
Coatings/Paint	0.3
Rental Auto/Equipment	0.3
Multimedia	0.3
Machinery-Print Trade	0.3
Food-Meat Products	0.3
Extended Service Contracts	0.3
Electric-Transmission	0.3
Insurance-Multi-line	0.3
Finance-Investment Banker/Broker	0.3
Real Estate Investment Trusts	0.2
Apparel Manufacturers	0.2
Miscellaneous Manufacturing	0.2
Direct Marketing	0.2
Computers-Integrated Systems	0.2
Retail-Restaurants	0.2
Wireless Equipment	0.2
Optical Supplies	0.2
Transport-Equipment & Leasing	0.2
Web Portals/ISP	0.2
Applications Software	0.2
Finance-Leasing Companies	0.2
Internet Infrastructure Software	0.2
Power Converter/Supply Equipment	0.2
Medical Instruments	0.2
Finance-Credit Card	0.2
Retail-Hypermarkets	0.2
Steel-Specialty	0.2
Circuit Boards	0.2
Computer Services	0.2
Diversified Banking Institutions	0.2
Building Products-Air & Heating	0.2
Instruments-Controls	0.2
Electronic Connectors	0.1
Public Thoroughfares	0.1
Brewery	0.1
Internet Financial Services	0.1

Educational Software	0.1
Tobacco	0.1
Venture Capital	0.1
Agricultural Chemicals	0.1
Retail-Bookstores	0.1
Mining Services	0.1
Textile-Products	0.1
Retail-Pawn Shops	0.1
Advertising Agencies	0.1
Electric-Integrated	0.1
Insurance-Reinsurance	0.1
Building & Construction Products-Misc.	0.1
Publishing-Newspapers	0.1
Chemicals-Plastics	0.1
Funeral Services & Related Items	0.1
Oil Refining & Marketing	0.1
Retail-Catalog Shopping	0.1
Schools	0.1
Industrial Audio & Video Products	0.1
Platinum	0.1
Medical Information Systems	0.1
Retail-Pubs	0.1
Water	0.1
Food-Dairy Products	0.1
Computer Data Security	0.1
Internet Content-Entertainment	0.1
Capacitors	0.1
Medical-Wholesale Drug Distribution	0.1
Computer Software	0.1
Veterinary Diagnostics	0.1

98.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$44,740,528	#	$—	$44,740,528
Japan	—	132,100,619	#	—	132,100,619
United Kingdom	183,782	77,975,416	#	—	78,159,198
Other Countries*	27,513,183	272,944,719	#	0	300,457,902
Exchange -Traded Funds	12,693,705	4,462,563	#	—	17,156,268
Preferred Stock	2,488,093	3,626,889	#	—	6,114,982
Rights	51,764	—		—	51,764
Repurchase Agreement	—	2,274,000		—	2,274,000

Total	$42,930,527	$538,124,734		$0	$581,055,261

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $533,356,709 representing 90.6% of net ssets. See Note 1.

The following is a reconciliation of Level 3 assets which were used to determine fair value:

	Common Stock	Rights
Balance as of 8/31/2010	$119,134	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	19,527	—
Change in unrealized appreciation(depreciation)(1)	(225,511)	—
Net purchases(sales)	849,590	(0)
Transfers in and/or out of Level 3	(762,740)	—

Balance as of 11/30/2010	$0	$—

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at November 30, 2010 includes:

Common Stock	Rights
$—	$ —

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.7%
Advertising Agencies - 1.9%

Omnicom Group, Inc.	65,800	$2,989,952

Aerospace/Defense - 0.2%

Rockwell Collins, Inc.	4,500	252,270

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	17,170	1,292,386

Appliances - 0.2%

Whirlpool Corp.	4,980	363,540

Applications Software - 1.2%

Microsoft Corp.	73,820	1,861,002

Auto-Cars/Light Trucks - 0.2%

General Motors Co.†	7,716	263,887

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	10,740	578,456

Auto/Truck Parts & Equipment-Original - 1.3%

Johnson Controls, Inc.	54,740	1,994,726

Banks-Commercial - 0.2%

BB&T Corp.	12,900	299,280

Banks-Fiduciary - 0.7%

State Street Corp.	26,650	1,151,280

Banks-Super Regional - 5.5%

Capital One Financial Corp.	11,680	434,846
Comerica, Inc.	34,570	1,261,459
PNC Financial Services Group, Inc.	25,470	1,371,560
SunTrust Banks, Inc.	45,560	1,064,282
US Bancorp	33,300	791,874
Wells Fargo & Co.	135,750	3,693,757

		8,617,778

Batteries/Battery Systems - 0.8%

Energizer Holdings, Inc.†	18,720	1,317,701

Beverages-Non-alcoholic - 2.4%

Dr Pepper Snapple Group, Inc.	29,060	1,064,468
PepsiCo, Inc.	37,880	2,448,184
The Coca-Cola Co.	3,800	240,046

		3,752,698

Brewery - 0.2%

Molson Coors Brewing Co., Class B	8,000	381,200

Building-Residential/Commercial - 0.6%

NVR, Inc.†	660	409,187
Toll Brothers, Inc.†	26,610	477,649

		886,836

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	16,000	320,000

Cellular Telecom - 0.4%

Vodafone Group PLC ADR	27,900	699,174

Chemicals-Diversified - 0.7%

The Dow Chemical Co.	34,270	1,068,539

Coal - 0.4%

Alpha Natural Resources, Inc.†	6,390	316,689
Peabody Energy Corp.	5,420	318,750

		635,439

Commercial Services-Finance - 0.3%

The Western Union Co.	23,000	405,720

Computer Services - 0.5%

Accenture PLC, Class A	5,200	225,264
International Business Machines Corp.	4,200	594,132

		819,396

Computers - 0.2%

Hewlett-Packard Co.	7,000	293,510

Computers-Integrated Systems - 0.4%

Teradata Corp.†	13,860	569,507

Computers-Memory Devices - 0.3%

Western Digital Corp.†	16,470	551,745

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	2,400	148,536

Cosmetics & Toiletries - 0.2%

Procter & Gamble Co.	6,200	378,634

Cruise Lines - 1.0%

Carnival Corp.	38,280	1,581,347

Diversified Banking Institutions - 7.6%

Bank of America Corp.	229,560	2,513,682
Citigroup, Inc.†	268,010	1,125,642
JPMorgan Chase & Co.	127,450	4,764,081
Morgan Stanley	40,240	984,271
The Goldman Sachs Group, Inc.	15,780	2,463,889

		11,851,565

Diversified Manufacturing Operations - 4.9%

3M Co.	4,500	377,910
Dover Corp.	30,570	1,675,542
Eaton Corp.	8,340	803,976
General Electric Co.	194,790	3,083,525
Honeywell International, Inc.	11,370	565,203
Illinois Tool Works, Inc.	11,600	552,508
Tyco International, Ltd.	17,400	659,286

		7,717,950

E-Commerce/Services - 0.5%

eBay, Inc.†	27,800	809,814

Electric-Integrated - 0.9%

Entergy Corp.	10,310	734,484
NextEra Energy, Inc.	9,750	493,545
PPL Corp.	8,000	203,280

		1,431,309

Electronic Components-Semiconductors - 0.4%

Intel Corp.	30,000	633,600

Electronic Forms - 0.2%

Adobe Systems, Inc.†	10,000	277,300

Engineering/R&D Services - 0.4%

KBR, Inc.	9,400	254,552
URS Corp.†	8,700	343,998

		598,550

Engines-Internal Combustion - 0.5%

Cummins, Inc.	8,730	847,858

Enterprise Software/Service - 1.4%

BMC Software, Inc.†	30,450	1,351,980
Oracle Corp.	28,430	768,747

		2,120,727

Entertainment Software - 0.2%

Activision Blizzard, Inc.	13,700	160,838

Electronic Arts, Inc.†	5,800	86,478

		247,316

Finance-Credit Card - 0.9%

American Express Co.	16,360	707,079
Discover Financial Services	36,000	658,080

		1,365,159

Finance-Investment Banker/Broker - 0.8%

TD Ameritrade Holding Corp.	71,850	1,202,769

Food-Misc. - 0.7%

ConAgra Foods, Inc.	12,000	257,760
General Mills, Inc.	4,000	141,320
Kellogg Co.	3,500	172,305
Unilever PLC ADR	16,700	466,932

		1,038,317

Food-Retail - 0.3%

Kroger Co.	17,000	400,350

Forestry - 0.1%

Weyerhaeuser Co.	13,784	230,055

Gas-Distribution - 0.2%

Questar Corp.	18,320	304,295

Home Decoration Products - 0.3%

Newell Rubbermaid, Inc.	29,830	500,249

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	6,530	563,017

Instruments-Scientific - 0.7%

Thermo Fisher Scientific, Inc.†	20,170	1,025,846

Insurance Brokers - 1.2%

AON Corp.	26,500	1,063,180
Marsh & McLennan Cos., Inc.	30,980	776,978

		1,840,158

Insurance-Life/Health - 1.7%

Prudential Financial, Inc.	51,560	2,613,061

Insurance-Multi-line - 0.7%

Genworth Financial, Inc., Class A†	40,430	471,414
The Allstate Corp.	20,000	582,200

		1,053,614

Insurance-Property/Casualty - 0.9%

Chubb Corp.	8,700	495,987
Fidelity National Financial, Inc., Class A	30,020	405,270
The Progressive Corp.	8,000	162,720
The Travelers Cos., Inc.	6,900	372,531

		1,436,508

Insurance-Reinsurance - 0.7%

Berkshire Hathaway, Inc., Class B†	4,700	374,496
Everest Re Group, Ltd.	3,800	317,262
PartnerRe, Ltd.	5,000	387,500

		1,079,258

Internet Security - 0.3%

Symantec Corp.†	25,000	420,000

Investment Management/Advisor Services - 1.7%

Ameriprise Financial, Inc.	28,850	1,495,584
Franklin Resources, Inc.	6,630	756,417
Invesco, Ltd.	16,000	347,840

		2,599,841

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	14,330	1,212,318

Machinery-Farming - 0.2%

Deere & Co.	3,400	253,980

Medical Instruments - 0.6%

Beckman Coulter, Inc.	5,100	279,021
Medtronic, Inc.	7,600	254,828
St. Jude Medical, Inc.†	10,500	406,245

		940,094

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings†	5,100	418,353

Medical Products - 1.5%

Baxter International, Inc.	10,510	510,261
Becton, Dickinson and Co.	5,500	428,615
Covidien PLC	9,000	378,630
Johnson & Johnson	5,700	350,835
Zimmer Holdings, Inc.†	14,540	716,240

		2,384,581

Medical-Biomedical/Gene - 0.7%

Amgen, Inc.†	21,990	1,158,653

Medical-Drugs - 4.7%

Abbott Laboratories	11,300	525,563
Eli Lilly & Co.	5,000	168,300
Merck & Co., Inc.	62,330	2,148,515
Novartis AG ADR	6,000	320,460
Pfizer, Inc.	252,020	4,105,406

		7,268,244

Medical-HMO - 1.6%

CIGNA Corp.	22,530	829,329
UnitedHealth Group, Inc.	37,140	1,356,353
WellPoint, Inc.†	4,400	245,256

		2,430,938

Medical-Hospitals - 0.4%

Universal Health Services, Inc., Class B	14,320	588,838

Medical-Wholesale Drug Distribution - 1.2%

AmerisourceBergen Corp.	28,830	889,405
McKesson Corp.	16,450	1,051,155

		1,940,560

Metal-Copper - 1.7%

Freeport-McMoRan Copper & Gold, Inc.	25,760	2,610,003

Mining - 0.4%

Goldcorp, Inc.	14,200	647,378

Multimedia - 2.4%

News Corp., Class A	100,720	1,373,821
Time Warner, Inc.	45,840	1,351,822
Viacom, Inc., Class B	26,640	1,007,791

		3,733,434

Networking Products - 0.9%

Cisco Systems, Inc.†	71,310	1,366,300

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	8,100	227,934

Office Automation & Equipment - 0.8%

Pitney Bowes, Inc.	54,220	1,189,587

Oil Companies-Exploration & Production - 8.9%

Anadarko Petroleum Corp.	27,890	1,789,422
Apache Corp.	2,700	290,628
Comstock Resources, Inc.†	4,500	110,250
Devon Energy Corp.	5,800	409,306
EOG Resources, Inc.	34,080	3,031,416
EQT Corp.	5,000	202,350
Forest Oil Corp.†	3,300	112,926
Noble Energy, Inc.	4,700	381,875
Occidental Petroleum Corp.	64,780	5,711,653
QEP Resources, Inc.	42,420	1,490,215
Southwestern Energy Co.†	7,000	253,400
Ultra Petroleum Corp.†	2,700	126,873

		13,910,314

Oil Companies-Integrated - 2.4%

Exxon Mobil Corp.	31,970	2,223,833
Hess Corp.	19,350	1,355,468
Marathon Oil Corp.	6,500	217,555

		3,796,856

Oil Field Machinery & Equipment - 1.3%

Cameron International Corp.†	37,670	1,812,304
National Oilwell Varco, Inc.	3,400	208,386

		2,020,690

Oil-Field Services - 3.0%

Halliburton Co.	25,320	958,109
Schlumberger, Ltd.	47,850	3,700,719

		4,658,828

Paper & Related Products - 0.4%

International Paper Co.	22,250	555,583

Pipelines - 0.1%

Plains All American Pipeline LP	2,500	153,750

Real Estate Investment Trusts - 0.3%

Equity Residential	2,300	114,954
Public Storage	2,200	212,520
Simon Property Group, Inc.	1,700	167,450

		494,924

Retail-Apparel/Shoe - 1.0%

Abercrombie & Fitch Co., Class A	11,860	595,965
Gap, Inc.	20,400	435,744
Guess?, Inc.	12,550	592,988

		1,624,697

Retail-Building Products - 1.2%

Home Depot, Inc.	32,690	987,565
Lowe’s Cos., Inc.	36,460	827,642

		1,815,207

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	3,000	128,160

Retail-Discount - 0.7%

Target Corp.	3,600	204,984
Wal-Mart Stores, Inc.	15,100	816,759

		1,021,743

Retail-Drug Store - 1.3%

CVS Caremark Corp.	63,320	1,962,920

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	4,200	191,562

Retail-Office Supplies - 0.3%

Staples, Inc.	24,980	549,810

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.†	6,000	338,520

Retail-Restaurants - 0.1%

McDonald’s Corp.	2,500	195,750

Savings & Loans/Thrifts - 0.1%

People’s United Financial, Inc.	17,200	213,108

Semiconductor Components-Integrated Circuits - 0.4%

Cypress Semiconductor Corp.†	42,790	670,519

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	27,700	344,311

Telephone-Integrated - 1.3%

AT&T, Inc.	37,700	1,047,683
CenturyLink, Inc.	11,300	485,787
Verizon Communications, Inc.	15,800	505,758

		2,039,228

Television - 0.5%

CBS Corp., Class B	46,320	780,029

Tobacco - 0.6%

Philip Morris International, Inc.	16,660	947,787

Tools-Hand Held - 0.1%

Snap-On, Inc.	3,300	174,669

Toys - 0.4%

Mattel, Inc.	22,710	586,826

Transport-Rail - 1.3%

Kansas City Southern†	6,600	312,444
Norfolk Southern Corp.	11,730	705,794
Union Pacific Corp.	10,420	938,946

		1,957,184

Web Portals/ISP - 0.6%

AOL, Inc.†	39,780	961,880

Wireless Equipment - 1.5%

QUALCOMM, Inc.	50,210	2,346,815

X-Ray Equipment - 0.1%

Hologic, Inc.†	12,900	211,560

Total Common Stock
(cost $139,370,609)		150,707,450

EXCHANGE-TRADED FUNDS - 1.1%

iShares Russell 1000 Value Index Fund
(cost $1,701,527)	28,030	1,694,413

Total Long-Term Investment Securities
(cost $141,072,136)		152,401,863

SHORT-TERM INVESTMENT SECURITIES - 1.9%
U.S. Government Agencies - 1.9%
Federal Home Loan Bank Disc. Notes
0.10% due 12/01/10
(cost $2,900,000)	$2,900,000	2,900,000

TOTAL INVESTMENTS
(cost $143,972,136) (1)	99.7%	155,301,863
Other assets less liabilities	0.3	502,237

NET ASSETS	100.0%	$155,804,100

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$8,617,778	$—	$—	$8,617,778
Diversified Banking Instituitions	11,851,565	—	—	11,851,565
Oil Companies - Exploration & Production	13,910,314	—	—	13,910,314
Other Industries*	116,327,793	—	—	116,327,793
Short-Term Investment Securities:	1,694,413	—	—	1,694,413
U.S. Government Agencies	—	2,900,000	—	2,900,000

Total	$152,401,863	$2,900,000	$—	$155,301,863

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.1%
Aerospace/Defense-Equipment - 1.3%

BE Aerospace, Inc.†	60,037	$2,131,314

Apparel Manufacturers - 2.0%

Coach, Inc.	59,448	3,361,190

Applications Software - 1.8%

Check Point Software Technologies, Ltd.†	41,694	1,787,422
Citrix Systems, Inc.†	18,596	1,235,146

		3,022,568

Auto/Truck Parts & Equipment-Original - 1.3%

BorgWarner, Inc.†	35,500	2,142,070

Broadcast Services/Program - 1.1%

Discovery Communications, Inc., Class A†	45,569	1,858,304

Casino Hotels - 2.8%

Las Vegas Sands Corp.†	47,847	2,396,178
MGM Resorts International†	185,879	2,273,300

		4,669,478

Cellular Telecom - 0.5%

Millicom International Cellular SA	9,427	818,075

Chemicals-Diversified - 0.9%

LyondellBasell Industries NV, Class A†	49,531	1,446,801

Chemicals-Specialty - 3.1%

Albemarle Corp.	49,510	2,677,996
Lubrizol Corp.	23,356	2,442,103

		5,120,099

Coal - 0.5%

Arch Coal, Inc.	30,876	901,579

Commercial Services - 1.5%

Alliance Data Systems Corp.†	40,978	2,584,892

Commercial Services-Finance - 1.3%

Moody’s Corp.	83,232	2,233,115

Computer Aided Design - 1.0%

Autodesk, Inc.†	47,245	1,667,276

Computer Services - 2.8%

Cognizant Technology Solutions Corp., Class A†	31,700	2,059,866
IHS, Inc., Class A†	35,430	2,562,298

		4,622,164

Computers-Integrated Systems - 1.6%

Brocade Communications Systems, Inc.†	71,961	358,366
Teradata Corp.†	56,996	2,341,965

		2,700,331

Computers-Memory Devices - 1.1%

NetApp, Inc.†	36,765	1,872,441

Containers-Metal/Glass - 1.6%

Crown Holdings, Inc.†	87,511	2,715,466

Dialysis Centers - 1.0%

Fresenius Medical Care AG & Co. KGaA(1)	28,757	1,659,820

Distribution/Wholesale - 0.8%

Fastenal Co.	16,239	869,111
WESCO International, Inc.†	9,015	430,196

		1,299,307

E-Commerce/Products - 0.6%

MercadoLibre, Inc.†	14,450	919,309

E-Commerce/Services - 0.9%

Ctrip.com International, Ltd. ADR†	34,968	1,532,298

Electronic Components-Semiconductors - 5.6%

Altera Corp.	34,263	1,202,289
Avago Technologies, Ltd.†	106,051	2,768,991
Broadcom Corp., Class A	26,063	1,159,543
Cavium Networks, Inc.†	46,743	1,719,909
Rovi Corp.†	44,424	2,450,872

		9,301,604

Electronic Connectors - 1.3%

Amphenol Corp., Class A	42,334	2,117,970

Electronic Parts Distribution - 1.5%

Avnet, Inc.†	48,844	1,497,069
Tech Data Corp.†	21,148	931,992

		2,429,061

Engineering/R&D Services - 0.7%

Foster Wheeler AG†	42,268	1,183,504

Finance-Credit Card - 1.9%

Discover Financial Services	170,779	3,121,840

Financial Guarantee Insurance - 0.9%

Assured Guaranty, Ltd.	86,710	1,474,937

Food-Confectionery - 1.3%

The Hershey Co.	47,189	2,208,445

Hotels/Motels - 2.5%

Marriott International, Inc., Class A	51,709	2,027,510
Orient-Express Hotels, Ltd., Class A†	191,621	2,217,055

		4,244,565

Human Resources - 0.7%

Robert Half International, Inc.	43,927	1,217,656

Internet Content-Information/News - 0.5%

Baidu, Inc. ADR†	7,979	839,311

Internet Infrastructure Software - 2.0%

Akamai Technologies, Inc.†	20,799	1,085,500
TIBCO Software, Inc.†	112,323	2,206,024

		3,291,524

Internet Security - 1.2%

VeriSign, Inc.†	56,272	1,930,692

Investment Management/Advisor Services - 1.5%

Affiliated Managers Group, Inc.†	29,481	2,576,934

Machine Tools & Related Products - 1.1%

Kennametal, Inc.	53,210	1,799,562

Machinery-Electrical - 2.3%

Baldor Electric Co.	61,332	3,882,929

Machinery-Farming - 1.8%

AGCO Corp.†	67,032	3,025,825

Machinery-General Industrial - 1.0%

Gardner Denver, Inc.	24,942	1,632,454

Machinery-Pumps - 1.2%

Flowserve Corp.	18,682	1,970,204

Medical Instruments - 0.7%

NuVasive, Inc.†	47,850	1,117,776

Medical Products - 1.8%

American Medical Systems Holdings, Inc.†	71,549	1,282,874
CareFusion Corp.†	73,565	1,682,431

		2,965,305

Medical-Biomedical/Gene - 2.9%

Human Genome Sciences, Inc.†	50,741	1,244,677
Life Technologies Corp.†	34,029	1,694,814
United Therapeutics Corp.†	29,262	1,841,458

		4,780,949

Medical-Drugs - 1.2%

Furiex Pharmaceuticals, Inc.†	1	12
Shire PLC(1)	85,706	2,005,748

		2,005,760

Medical-HMO - 1.0%

Aetna, Inc.	58,079	1,720,300

Medical-Hospitals - 1.6%

Universal Health Services, Inc., Class B	64,058	2,634,065

Multimedia - 1.2%

The McGraw-Hill Cos., Inc.	58,349	2,012,457

Non-Hazardous Waste Disposal - 1.0%

Republic Services, Inc.	61,320	1,725,545

Oil Companies-Exploration & Production - 6.0%

Concho Resources, Inc.†	35,747	2,958,064
Continental Resources, Inc.†	40,112	2,143,986
Oasis Petroleum, Inc.†	69,046	1,752,388
Pioneer Natural Resources Co.	38,610	3,093,047

		9,947,485

Oil-Field Services - 1.3%

Key Energy Services, Inc.†	84,094	866,168
Weatherford International, Ltd.†	66,270	1,352,571

		2,218,739

Private Corrections - 0.9%

Corrections Corp. of America†	63,533	1,534,322

Real Estate Management/Services - 1.6%

Jones Lang LaSalle, Inc.	33,221	2,651,700

Research & Development - 0.9%

Pharmaceutical Product Development, Inc.	60,142	1,498,739

Retail-Apparel/Shoe - 2.1%

American Eagle Outfitters, Inc.	135,174	2,230,371
Rue21, Inc.†	39,977	1,199,710

		3,430,081

Retail-Auto Parts - 1.3%

O’Reilly Automotive, Inc.†	36,299	2,184,474

Retail-Major Department Stores - 1.8%

Nordstrom, Inc.	70,126	3,001,393

Retail-Perfume & Cosmetics - 1.2%

Ulta Salon Cosmetics & Fragrance, Inc.†	58,249	2,035,803

Retail-Regional Department Stores - 1.6%

Macy’s, Inc.	106,437	2,733,302

Retail-Restaurants - 1.2%

Texas Roadhouse, Inc.†	115,076	1,966,649

Retirement/Aged Care - 0.6%

Brookdale Senior Living, Inc.†	50,926	973,705

Schools - 0.9%

Grand Canyon Education, Inc.†	80,554	1,533,748

Semiconductor Components-Integrated Circuits - 1.1%

Marvell Technology Group, Ltd.†	92,715	1,788,472

Semiconductor Equipment - 1.7%

Lam Research Corp.†	33,174	1,503,777
Teradyne, Inc.†	113,372	1,344,592

		2,848,369

Soap & Cleaning Preparation - 0.5%

Church & Dwight Co., Inc.	13,305	868,151

Telecom Equipment-Fiber Optics - 0.6%

Finisar Corp.†	54,735	1,046,533

Transport-Services - 1.2%

UTi Worldwide, Inc.	100,000	1,925,000

Transport-Truck - 1.5%

J.B. Hunt Transport Services, Inc.	56,020	2,044,730
Knight Transportation, Inc.	24,204	466,653

		2,511,383

Wireless Equipment - 1.2%

Crown Castle International Corp.†	46,504	1,931,776

Total Long-Term Investment Securities
(cost $131,497,823)		165,118,895

REPURCHASE AGREEMENT - 1.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $2,061,001 and collateralized by $2,105,000 of US Treasury Notes bearing interest at 1.00% due 04/30/12 and having an approximate value of $2,125,208.

(cost $2,061,000)	$2,061,000	2,061,000

TOTAL INVESTMENTS
(cost $133,558,823)(2)	100.3%	167,179,895
Liabilities in excess of other assets	(0.3)	(524,032)

NET ASSETS	100.0%	$166,655,863

†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $3,665,568 representing 2.2% of net assets. Securities are classified as level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Electronic Components - Semiconductors	$9,301,604	$—		$—	$9,301,604
Oil Companies - Exploration & Production	9,947,485	—		—	9,947,485
Other Industries*	142,204,238	3,665,568	#	—	145,869,806
Repurchase Agreement	—	2,061,000		—	2,061,000

Total	$161,453,327	$5,726,568		$—	$167,179,895

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $3,665,568 representing 2.2% of net assets. See Note 1.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Advertising Agencies - 0.6%

The Interpublic Group of Cos., Inc.†	319,945	$3,407,414

Aerospace/Defense - 0.9%

Esterline Technologies Corp.†	46,700	2,749,696
Teledyne Technologies, Inc.†	55,000	2,212,100

		4,961,796

Aerospace/Defense-Equipment - 0.7%

Goodrich Corp.	47,343	4,060,609

Agricultural Chemicals - 2.1%

Agrium, Inc.	41,900	3,361,637
CF Industries Holdings, Inc.	67,648	8,169,849

		11,531,486

Agricultural Operations - 1.0%

Bunge, Ltd.	61,995	3,770,536
China Agri-Industries Holdings, Ltd.(1)	1,287,000	1,534,624

		5,305,160

Airlines - 1.6%

Delta Air Lines, Inc.†	628,398	8,596,485

Applications Software - 1.4%

Check Point Software Technologies, Ltd.†	174,664	7,487,846

Banks-Commercial - 1.1%

BOK Financial Corp.	46,192	2,157,166
Popular, Inc.†	919,666	2,648,638
Umpqua Holdings Corp.	100,400	1,063,236

		5,869,040

Banks-Super Regional - 2.3%

Comerica, Inc.	117,600	4,291,224
Fifth Third Bancorp	314,826	3,762,171
Huntington Bancshares, Inc.	309,931	1,808,447
SunTrust Banks, Inc.	127,744	2,984,100

		12,845,942

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.†	16,315	1,148,413

Beverages-Non-alcoholic - 0.6%

Dr Pepper Snapple Group, Inc.	84,902	3,109,960

Brewery - 0.6%

Molson Coors Brewing Co., Class B	69,400	3,306,910

Building & Construction-Misc. - 0.5%

Multiplan Empreendimentos Imobiliarios SA	134,900	2,989,735

Building-Residential/Commercial - 1.3%

MDC Holdings, Inc.	152,700	3,812,919
Toll Brothers, Inc.†	174,700	3,135,865

		6,948,784

Cable/Satellite TV - 0.5%

Cablevision Systems Corp., Class A	86,343	2,734,483

Casino Services - 0.2%

International Game Technology	73,967	1,145,009

Chemicals-Diversified - 2.5%

Celanese Corp., Series A	86,241	3,190,917
FMC Corp.	69,300	5,392,926
PPG Industries, Inc.	64,064	4,994,429

		13,578,272

Chemicals-Speciality - 1.7%

Albemarle Corp.	78,305	4,235,517
Methanex Corp.	172,400	5,053,044

		9,288,561

Coal - 1.2%

CONSOL Energy, Inc.	63,800	2,677,048
Walter Energy, Inc.	35,862	3,680,876

		6,357,924

Commercial Services - 1.4%

PHH Corp.†	373,300	7,925,159

Containers-Metal/Glass - 2.2%

Crown Holdings, Inc.†	76,134	2,362,438
Greif, Inc., Class A	58,700	3,430,428
Owens-Illinois, Inc.†	145,300	3,905,664
Rexam PLC(1)	455,922	2,136,935

		11,835,465

Diversified Manufacturing Operations - 5.4%

Barnes Group, Inc.	228,600	4,363,974
Dover Corp.	114,930	6,299,313
Eaton Corp.	45,107	4,348,315
Parker Hannifin Corp.	37,309	2,993,301
Pentair, Inc.	149,000	4,902,100
Textron, Inc.	291,328	6,514,094

		29,421,097

Electric Products-Misc. - 0.7%

AMETEK, Inc.	67,000	3,964,390

Electric-Integrated - 6.6%

CMS Energy Corp.	222,271	3,994,210
DPL, Inc.	115,158	2,916,952
Northeast Utilities	181,800	5,653,980
NV Energy, Inc.	430,200	5,889,438
OGE Energy Corp.	66,854	2,975,671
Public Service Enterprise Group, Inc.	87,679	2,703,144
Westar Energy, Inc.	123,400	3,073,894
Wisconsin Energy Corp.	152,131	9,161,329

		36,368,618

Electronic Components-Misc. - 1.0%

Flextronics International, Ltd.†	262,962	1,906,475
Kingboard Laminates Holdings, Ltd.(1)	3,678,500	3,576,060

		5,482,535

Electronic Connectors - 1.3%

Amphenol Corp., Class A	47,579	2,380,377
Thomas & Betts Corp.†	111,900	4,973,955

		7,354,332

Electronic Parts Distribution - 2.1%

Arrow Electronics, Inc.†	266,792	8,273,220
Avnet, Inc.†	100,783	3,088,999

		11,362,219

Engineering/R&D Services - 0.5%

URS Corp.†	64,775	2,561,204

Engines-Internal Combustion - 0.6%

Cummins, Inc.	36,604	3,554,980

Enterprise Software/Service - 1.0%

BMC Software, Inc.†	119,009	5,284,000

Finance-Credit Card - 0.7%

Discover Financial Services	201,721	3,687,460

Finance-Investment Banker/Broker - 1.0%

Lazard, Ltd., Class A	70,050	2,508,491
TD Ameritrade Holding Corp.	175,700	2,941,218

		5,449,709

Finance-Other Services - 0.0%

Solar Cayman Ltd.†*(2)(3)(4)	120,200	52,888

Food-Canned - 0.2%

TreeHouse Foods, Inc.†	25,390	1,261,375

Food-Confectionery - 0.7%

The JM Smucker Co.	64,821	4,099,928

Food-Misc. - 0.7%

Corn Products International, Inc.	55,175	2,379,146
PureCircle, Ltd.†(1)	629,344	1,277,409

		3,656,555

Forestry - 1.0%

Plum Creek Timber Co., Inc.	64,000	2,306,560
Sino-Forest Corp.†*	84,300	1,826,342
Sino-Forest Corp.†	73,500	1,592,363

		5,725,265

Gas-Distribution - 1.4%

CenterPoint Energy, Inc.	239,985	3,750,965
UGI Corp.	139,416	4,136,473

		7,887,438

Hospital Beds/Equipment - 0.4%

Hill-Rom Holdings, Inc.	60,959	2,412,757

Human Resources - 0.8%

Manpower, Inc.	53,225	2,997,632
Team Health Holdings, Inc.†	89,400	1,233,720

		4,231,352

Insurance-Life/Health - 3.0%

Lincoln National Corp.	140,037	3,344,084
Principal Financial Group, Inc.	142,100	3,870,804
Unum Group	418,841	9,000,893

		16,215,781

Insurance-Property/Casualty - 1.3%

Arch Capital Group, Ltd.†	52,129	4,707,249
Fidelity National Financial, Inc., Class A	193,000	2,605,500

		7,312,749

Insurance-Reinsurance - 3.5%

Everest Re Group, Ltd.	51,344	4,286,710
PartnerRe, Ltd.	50,992	3,951,880
Platinum Underwriters Holdings, Ltd.	107,755	4,658,249
Reinsurance Group of America, Inc.	124,559	6,219,231

		19,116,070

Investment Management/Advisor Services - 3.8%

Affiliated Managers Group, Inc.†	41,376	3,616,676
Ameriprise Financial, Inc.	193,852	10,049,288
Invesco, Ltd.	334,356	7,268,899

		20,934,863

Machinery-Construction & Mining - 0.7%

Terex Corp.†	150,400	3,651,712

Machinery-Farming - 0.6%

AGCO Corp.†	74,500	3,362,930

Medical Instruments - 0.4%

St. Jude Medical, Inc.†	63,483	2,456,157

Medical-Drugs - 1.9%

Endo Pharmaceuticals Holdings, Inc.†	228,855	8,241,069
Valeant Pharmaceuticals International, Inc.	95,628	2,473,896

		10,714,965

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†	194,515	3,481,819

Medical-HMO - 2.1%

CIGNA Corp.	244,536	9,001,370
Health Net, Inc.†	85,612	2,311,524

		11,312,894

Medical-Hospitals - 0.6%

Universal Health Services, Inc., Class B	78,685	3,235,527

Medical-Wholesale Drug Distribution - 0.8%

AmerisourceBergen Corp.	143,600	4,430,060

Office Automation & Equipment - 0.8%

Xerox Corp.	370,669	4,247,867

Oil & Gas Drilling - 0.5%

Ensco PLC ADR	55,300	2,621,220

Oil Companies-Exploration & Production - 6.0%

Cabot Oil & Gas Corp.	77,900	2,724,163
Cobalt International Energy, Inc.†	116,300	1,321,168
Concho Resources, Inc.†	55,369	4,581,785
Newfield Exploration Co.†	130,534	8,723,587
Noble Energy, Inc.	29,711	2,414,019
Pioneer Natural Resources Co.	53,235	4,264,656
Plains Exploration & Production Co.†	89,877	2,575,875
Quicksilver Resources, Inc.†	141,300	2,009,286
Whiting Petroleum Corp.†	38,465	4,233,073

		32,847,612

Oil Field Machinery & Equipment - 0.7%

Cameron International Corp.†	76,138	3,662,999

Oil-Field Services - 0.4%

SBM Offshore NV(1)	109,086	2,172,668

Pipelines - 0.6%

The Williams Cos., Inc.	135,035	3,080,148

Power Converter/Supply Equipment - 0.8%

Hubbell, Inc., Class B	73,800	4,174,128

Real Estate Investment Trusts - 3.9%

AMB Property Corp.	60,500	1,765,390
AvalonBay Communities, Inc.	21,143	2,332,707
Boston Properties, Inc.	33,120	2,775,456
Duke Realty Corp.	219,500	2,443,035
Essex Property Trust, Inc.	32,891	3,645,639
Federal Realty Investment Trust	34,731	2,687,832
Liberty Property Trust	81,456	2,552,831
ProLogis	60,800	791,008
Ventas, Inc.	45,222	2,318,532

		21,312,430

Real Estate Operations & Development - 1.5%

BR Properties SA	521,400	5,929,838

Global Logistic Properties, Ltd.†	139,000	233,711
Iguatemi Empresa de Shopping Centers SA	76,500	1,896,215

		8,059,764

Registered Investment Companies - 0.3%

Solar Capital, Ltd.	71,526	1,679,430

Retail-Apparel/Shoe - 2.1%

American Eagle Outfitters, Inc.	77,300	1,275,450
AnnTaylor Stores Corp.†	127,192	3,422,737
Foot Locker, Inc.	126,064	2,378,827
Ross Stores, Inc.	67,900	4,405,352

		11,482,366

Retail-Regional Department Stores - 0.7%

Macy’s, Inc.	146,229	3,755,161

Retail-Restaurants - 0.5%

Darden Restaurants, Inc.	58,815	2,878,994

Savings & Loans/Thrifts - 0.2%

Beneficial Mutual Bancorp, Inc.†	159,804	1,241,677

Schools - 0.3%

DeVry, Inc.	42,600	1,829,244

Seismic Data Collection - 0.4%

Compagnie Generale de Geophysique-Veritas ADR†	86,100	2,001,825

Semiconductor Components-Integrated Circuits - 0.8%

Linear Technology Corp.	40,000	1,304,000
Marvell Technology Group, Ltd.†	158,111	3,049,961

		4,353,961

Semiconductor Equipment - 1.2%

Varian Semiconductor Equipment Associates, Inc.†	214,650	6,767,915

Telecom Services - 1.4%

Virgin Media, Inc.	298,000	7,593,040

Telephone-Integrated - 1.3%

Qwest Communications International, Inc.	516,300	3,614,100
Windstream Corp.	281,359	3,668,921

		7,283,021

Television - 1.6%

CBS Corp., Class B	529,353	8,914,305

Tools-Hand Held - 0.4%

Stanley Black & Decker, Inc.	39,925	2,376,735

Toys - 1.2%

Mattel, Inc.	261,715	6,762,716

Transport-Marine - 0.3%

Overseas Shipholding Group, Inc.	53,400	1,867,398

Travel Services - 0.2%

Thomas Cook Group PLC(1)	362,062	1,048,698

Total Long-Term Investment Securities
(cost $459,256,626)		538,493,404

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Time Deposits - 1.9%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 12/01/10
(cost $10,682,000)	$10,682,000	10,682,000

REPURCHASE AGREEMENT - 1.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $6,889,002 and collateralized by $7,030,000 of US Treasury Notes bearing interest at 1.00% due 04/30/12 and having an approximate value of $7,097,488.

(cost $6,889,000)	6,889,000	6,889,000

TOTAL INVESTMENTS
(cost $476,827,626)(5)	101.3%	556,064,404
Liabilities in excess of other assets	(1.3)	(7,157,716)

NET ASSETS	100.0%	$548,906,688

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $1,879,230 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $11,746,394 representing 2.1% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Consists of more than one type of securities traded together as a unit.
(4)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $52,888 representing 0.0% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 -Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$29,421,097	$—		$—	$29,421,097
Electric - Integrated	36,368,618	—		—	36,368,618
Oil Companies - Exploration & Production	32,847,612	—		—	32,847,612
Other Industries*	428,056,795	11,746,394	#	52,888	439,856,077
Short-Term Investment Securities
Time Deposit	—	10,682,000		—	10,682,000
Repurchase Agreement	—	6,889,000		—	6,889,000

Total	$526,694,122	$29,317,394		$52,888	$556,064,404

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $11,746,394 representing 2.1% of net assets. See Note 1.

Common Stock
Balance as of 8/31/2010	$52,888
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/2010	$52,888

ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 45.0%

VALIC Co. I Blue Chip Growth Fund	1,019,256	$10,192,561
VALIC Co. I Mid Cap Strategic Growth Fund	530,221	6,219,496
VALIC Co. I Science & Technology Fund	545,459	8,290,980
VALIC Co. I Small Cap Special Values Fund	1,255,491	10,834,888
VALIC Co. I Stock Index Fund	725,344	17,386,489
VALIC Co. I Value Fund	998,076	8,972,704
VALIC Co. II Capital Appreciation Fund	736,914	6,853,296
VALIC Co. II Mid Cap Value Fund	1,133,977	18,018,896
VALIC Co. II Small Cap Growth Fund†	346,531	4,484,113
VALIC Co. II Small Cap Value Fund	720,880	9,003,796

Total Domestic Equity Investment Companies
(cost $79,264,206)		100,257,219

Fixed Income Investment Companies - 40.9%
VALIC Co. II Core Bond Fund	2,989,690	32,288,654
VALIC Co. II High Yield Bond Fund	3,417,451	26,211,846
VALIC Co. II Strategic Bond Fund	2,865,057	32,718,954

Total Fixed Income Investment Companies
(cost $81,082,944)		91,219,454

International Equity Investment Companies - 9.0%
VALIC Co. I Foreign Value Fund	1,092,442	9,427,775
VALIC Co. I International Equities Fund	1,725,846	10,544,920

Total International Equity Investment Companies
(cost $17,264,953)		19,972,695

Real Estate Investment Companies - 5.0%
VALIC Co. I Global Real Estate Fund	1,319,614	11,177,127

(cost $7,916,812)

TOTAL INVESTMENTS
(cost $185,528,915)(2)	99.9%	222,626,495
Other assets less liabilities	0.1	145,252

NET ASSETS	100.0%	$222,771,747

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds’s net assets as of November 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$100,257,219	$—	$—	$100,257,219
Fixed Income Investment Companies	91,219,454	—	—	91,219,454
International Equity Investment Companies	19,972,695	—	—	19,972,695
Real Estate Investment Companies	11,177,127	—	—	11,177,127

Total	$222,626,495	$—	$—	$222,626,495

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 95.9%
Certificates of Deposit - 19.0%
Barclays Bank PLC
0.20% due 01/04/11	$4,350,000	$4,350,000
BNP Paribas
0.26% due 01/18/11	3,000,000	3,000,000
Deutsche Bank AG
0.26% due 01/20/11	4,500,000	4,500,000
Deutsche Bank AG
0.27% due 02/16/11	2,750,000	2,750,000
Nordea Bank Finland
0.25% due 01/06/11	4,000,000	4,000,000
Rabobank Nederland NV
0.34% due 03/16/11	3,000,000	3,000,087
Royal Bank of Canada FRS
0.25% due 01/21/11	4,000,000	4,000,160
Royal Bank of Canada FRS
0.25% due 03/23/11	3,520,000	3,520,000
Svenska Handelsbanken
0.26% due 01/07/11	4,000,000	4,000,000
Svenska Handelsbanken
0.27% due 02/22/11	3,200,000	3,200,000

Total Certificates of Deposit
(amortized cost $36,320,247)		36,320,247

Commercial Paper - 9.0%
Bank of America Corp.
0.22% due 12/01/10	2,000,000	2,000,000
Bank of America Corp.
0.25% due 01/05/11	2,000,000	1,999,514
BNP Paribas Finance, Inc.
0.22% due 12/01/10	4,000,000	4,000,000
Citigroup Funding, Inc.
0.28% due 02/08/11	2,750,000	2,748,524
UBS Finance Delaware LLC
0.21% due 12/07/10	3,500,000	3,499,878
Wells Fargo & Co.
0.12% due 12/01/10	3,000,000	3,000,000

Total Commercial Paper
(amortized cost $17,247,916)		17,247,916

Medium Term Notes - 3.3%
Bank of America NA
FDIC Guar. Notes
1.70% due 12/23/10	250,000	250,226
General Electric Capital Corp. FRS
FDIC Guar. Notes
0.92% due 12/09/10	3,500,000	3,500,647
General Electric Capital Corp.
FDIC Guar. Notes
1.63% due 01/07/11	519,000	519,736
General Electric Capital Corp.
FDIC Guar. Notes
1.80% due 03/11/11	250,000	251,112
Wachovia Bank NA FRS
0.37% due 12/02/10	1,855,000	1,854,997

Total Medium Term Notes
(amortized cost $6,376,718)		6,376,718

U.S. Corporate Bonds & Notes - 3.2%
Bank of America NA FRS
0.28% due 02/24/11	3,650,000	3,650,000
JPMorgan Chase & Co. FRS
FDIC Guar. Notes
0.36% due 02/23/11	1,000,000	1,000,000
JPMorgan Chase & Co.
FDIC Guar. Notes
2.63% due 12/01/10	883,000	883,000
Morgan Stanley
FDIC Guar. Notes
2.90% due 12/01/10	540,000	540,000

Total U.S. Corporate Bonds & Notes
(amortized cost $6,073,000)		6,073,000

U.S. Government Agencies - 53.2%
Federal Farm Credit Bank
0.23% due 08/11/11	1,500,000	1,497,575
Federal Farm Credit Bank FRS
0.26% due 12/27/10	4,000,000	3,999,970
Federal Home Loan Bank
0.17% due 01/26/11	3,600,000	3,599,048
0.18% due 12/22/10	2,900,000	2,899,696
0.18% due 02/24/11	1,500,000	1,499,363
0.19% due 05/12/11	3,200,000	3,199,690
0.20% due 12/29/10	1,500,000	1,499,767
0.20% due 01/21/11	1,450,000	1,449,589
0.25% due 12/27/10	3,710,000	3,709,330
0.25% due 12/28/10	2,230,000	2,229,976
0.26% due 01/25/11	550,000	550,047
0.28% due 12/15/10	2,900,000	2,899,684
0.39% due 02/25/11	1,430,000	1,428,668
0.40% due 11/25/11	3,600,000	3,600,000
0.40% due 11/28/11	3,600,000	3,600,000
0.41% due 03/17/11	2,160,000	2,157,392
Federal Home Loan Bank FRS
0.16% due 08/01/11	3,350,000	3,349,028
0.16% due 08/12/11	4,000,000	3,998,313
0.16% due 02/17/12	3,200,000	3,197,987
0.20% due 09/15/11	770,000	769,773
0.20% due 09/23/11	3,500,000	3,499,719
0.22% due 12/03/10	2,700,000	2,699,991
Federal Home Loan Mtg. Corp.
0.17% due 01/10/11	3,060,000	3,059,439
0.17% due 01/24/11	1,450,000	1,449,630
0.18% due 01/07/11	2,800,000	2,799,482
0.19% due 04/01/11	3,000,000	2,998,084
0.19% due 04/18/11	1,250,000	1,249,090

0.20% due 12/01/10	1,130,000	1,130,000
0.20% due 05/24/11	500,000	499,512
0.20% due 06/21/11	1,250,000	1,248,597
0.20% due 06/22/11	500,000	499,436
0.22% due 01/11/11	2,180,000	2,179,454
0.25% due 06/01/11	1,100,000	1,098,610
Federal Home Loan Mtg. Corp. FRS
0.15% due 02/01/11	250,000	249,980
0.27% due 01/14/11	203,000	203,021
0.34% due 01/28/11	120,000	120,028
0.34% due 04/07/11	3,500,000	3,499,878
Federal National Mtg. Assoc.
0.18% due 01/12/11	2,170,000	2,169,544
0.18% due 02/14/11	2,600,000	2,599,025
0.18% due 02/15/11	4,000,000	3,998,480
0.20% due 01/19/11	3,000,000	2,999,183
0.24% due 12/08/10	750,000	749,965
0.25% due 12/20/10	7,210,000	7,209,049
0.28% due 03/01/11	2,230,000	2,228,439

Total U.S. Government Agencies
(amortized cost $101,572,532)		101,572,532

U.S. Government Treasuries - 8.2%
United States Treasury Bills
0.17% due 04/21/11	4,020,000	4,017,323
0.18% due 12/23/10	20,000	19,998
0.19% due 03/10/11	2,880,000	2,878,535
0.19% due 03/17/11	500,000	499,720
0.21% due 06/02/11	2,000,000	1,997,865
0.22% due 12/16/10	3,570,000	3,569,673
0.23% due 09/22/11	2,650,000	2,645,114

Total U.S. Government Treasuries
(amortized cost $15,628,228)		15,628,228

Total Short-Term Investment Securities - 95.9%
(amortized cost $183,218,641)		183,218,641

REPURCHASE AGREEMENT - 5.1%

UBS Securities LLC Joint Repurchase Agreement(1)
(cost $9,729,000)	9,729,000	9,729,000

TOTAL INVESTMENTS -
(amortized cost $192,947,641) (2)	101.0%	192,947,641
Liabilities in excess of other assets	(1.0)	(2,000,866)

NET ASSETS	100.0%	$190,946,775

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
FDIC -	Federal Deposit Insurance Corp.
FRS -	Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

Allocation of investments as a percentage of net assets by industry category as of November 30, 2010:

U.S. Government Agencies	53.2%
Foreign Banks	15.6
U.S. Government Treasuries	8.2
Repurchase Agreement	5.1
Super-Regional Banks - U.S.	4.1
Commercial Banks - Canadian	3.9
Diversified Financial Services	3.3
Money Center Banks	2.6
Domestic Banks	2.5
Finance	2.2
Finance-Investment Banker/Broker	0.3

101.0%

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$36,320,247	$—	$36,320,247
Commercial Paper	—	17,247,916	—	17,247,916
Medium Term Notes	—	6,376,718	—	6,376,718
U.S. Corporate Bonds & Notes	—	6,073,000	—	6,073,000
U.S. Government Agencies	—	101,572,532	—	101,572,532
U.S. Government Treasuries	—	15,628,228	—	15,628,228
Repurchase Agreement	—	9,729,000	—	9,729,000

Total	$—	$192,947,641	$—	$192,947,641

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.3%
Advanced Materials - 0.3%

STR Holdings, Inc.†	12,700	$227,965

Aerospace/Defense-Equipment - 1.6%

HEICO Corp.	21,000	1,104,600

Apparel Manufacturers - 0.9%

Under Armour, Inc., Class A†	11,100	640,803

Applications Software - 3.1%

NetSuite, Inc.†	33,650	835,193
Nuance Communications, Inc.†	48,890	864,131
RealPage, Inc.†	17,500	479,500

		2,178,824

Auction House/Art Dealers - 1.0%

Sotheby’s	17,200	689,892

Banks-Commercial - 1.3%

City National Corp.	8,300	445,876
Columbia Banking System, Inc.	10,584	184,585
Signature Bank†	6,200	272,490

		902,951

Batteries/Battery Systems - 1.1%

EnerSys†	24,500	739,655

Building & Construction Products-Misc. - 1.7%

Simpson Manufacturing Co., Inc.	23,070	596,821
Trex Co., Inc.†	33,400	616,230

		1,213,051

Building Products-Air & Heating - 0.9%

Lennox International, Inc.	13,650	600,463

Building-Heavy Construction - 0.6%

Orion Marine Group, Inc.†	31,900	428,736

Chemicals-Diversified - 0.8%

Innospec, Inc.†	24,990	536,036

Commercial Services-Finance - 0.5%

Morningstar, Inc.	7,390	372,530

Communications Software - 0.9%

SolarWinds, Inc.†	37,420	668,321

Computer Data Security - 1.2%

Fortinet, Inc.†	25,900	825,433

Computers-Integrated Systems - 1.4%

Riverbed Technology, Inc.†	28,700	973,217

Computers-Periphery Equipment - 1.2%

Compellent Technologies, Inc.†	31,500	819,000

Decision Support Software - 0.7%

MSCI, Inc., Class A†	13,850	471,731

Diversified Manufacturing Operations - 1.7%

Acuity Brands, Inc.	9,900	533,214
Carlisle Cos., Inc.	18,440	675,273

		1,208,487

Drug Delivery Systems - 0.7%

Nektar Therapeutics†	41,300	523,271

E-Commerce/Products - 0.9%

NutriSystem, Inc.	30,900	638,703

Educational Software - 1.3%

Blackboard, Inc.†	21,940	911,607

Electronic Components-Misc. - 0.9%

Gentex Corp.	30,700	644,393

Electronic Components-Semiconductors - 4.1%

Cavium Networks, Inc.†	26,800	986,106
Inphi Corp.†	23,900	380,010
Mellanox Technologies, Ltd.†	38,300	912,689
Monolithic Power Systems, Inc.†	37,600	606,488

		2,885,293

Enterprise Software/Service - 4.8%

Concur Technologies, Inc.†	12,000	614,520
MedAssets, Inc.†	43,050	798,362
Omnicell, Inc.†	71,460	957,564
Taleo Corp., Class A†	33,040	1,014,328

		3,384,774

Finance-Investment Banker/Broker - 0.7%

Gleacher & Co., Inc.†	70,300	176,453
Greenhill & Co., Inc.	4,400	329,736

		506,189

Footwear & Related Apparel - 2.8%

CROCS, Inc.†	48,800	856,196
Deckers Outdoor Corp.†	14,000	1,076,600

		1,932,796

Hotels/Motels - 1.9%

Gaylord Entertainment Co.†	18,600	638,538
Morgans Hotel Group Co.†	92,800	708,992

		1,347,530

Human Resources - 0.9%

Heidrick & Struggles International, Inc.	31,900	662,563

Insurance-Property/Casualty - 0.7%

ProAssurance Corp.†	8,300	491,609

Internet Application Software - 1.4%

DealerTrack Holdings, Inc.†	35,240	673,084
IntraLinks Holdings, Inc.†	15,700	322,792

		995,876

Internet Content-Information/News - 0.3%

Archipelago Learning, Inc.†	22,745	196,289

Internet Infrastructure Software - 0.9%

TIBCO Software, Inc.†	33,600	659,904

Internet Security - 1.2%

Sourcefire, Inc.†	30,020	814,443

Internet Telephone - 0.9%

BroadSoft, Inc.†	27,700	629,621

Investment Companies - 0.9%

PennantPark Investment Corp.	53,879	630,384

Investment Management/Advisor Services - 2.1%

Affiliated Managers Group, Inc.†	7,930	693,161
Financial Engines, Inc.†	48,200	815,544

		1,508,705

Lasers-System/Components - 0.7%

Cymer, Inc.†	13,500	513,945

Machinery-Electrical - 0.9%

Baldor Electric Co.	9,960	630,568

Machinery-General Industrial - 2.1%

Middleby Corp.†	9,800	788,606

Wabtec Corp.	15,000	693,450

		1,482,056

Machinery-Pumps - 1.3%

Graco, Inc.	24,500	881,020

Medical Imaging Systems - 0.9%

MELA Sciences, Inc.†	43,100	153,436
Vital Images, Inc.†	38,170	512,241

		665,677

Medical Instruments - 1.9%

Bruker Corp.†	61,050	941,391
Thoratec Corp.†	15,920	405,244

		1,346,635

Medical Labs & Testing Services - 0.6%

ICON PLC ADR†	19,530	393,139

Medical Products - 0.4%

Syneron Medical, Ltd.†	32,700	315,555

Medical-Biomedical/Gene - 3.9%

Acorda Therapeutics, Inc.†	10,500	276,675
Aegerion Pharmaceuticals, Inc.†	28,900	294,780
Alexion Pharmaceuticals, Inc.†	4,690	358,550
ARIAD Pharmaceuticals, Inc.†	85,000	342,550
AVEO Pharmaceuticals, Inc.†	19,800	292,644
Enzo Biochem, Inc.†	90,610	398,684
Halozyme Therapeutics, Inc.†	67,630	468,000
Incyte Corp., Ltd.†	19,000	275,690

		2,707,573

Medical-Drugs - 2.0%

Cumberland Pharmaceuticals, Inc.†	37,000	253,820
Idenix Pharmaceuticals, Inc.†	37,500	142,875
Pharmasset, Inc.†	8,900	385,548
Sucampo Pharmaceuticals, Inc. Class A†	46,320	159,804
Viropharma, Inc.†	30,000	463,500

		1,405,547

Medical-HMO - 2.5%

Health Net, Inc.†	32,200	869,400
Healthspring, Inc.†	34,130	915,708

		1,785,108

Metal Processors & Fabrication - 0.8%

Commercial Metals Co.	35,880	551,476

Networking Products - 1.4%

LogMeIn, Inc.†	20,800	910,832
Meru Networks, Inc.†	3,800	52,706

		963,538

Oil Companies-Exploration & Production - 2.6%

Concho Resources, Inc.†	12,640	1,045,960
Forest Oil Corp.†	21,790	745,654

		1,791,614

Oil-Field Services - 1.0%

CARBO Ceramics, Inc.	6,900	670,335

Patient Monitoring Equipment - 1.9%

Insulet Corp.†	52,490	712,289
Masimo Corp.	19,445	600,073

		1,312,362

Power Converter/Supply Equipment - 0.9%

Generac Holdings, Inc.†	41,000	609,260

Private Corrections - 0.7%

Geo Group, Inc.†	21,420	516,222

Rental Auto/Equipment - 1.5%

Avis Budget Group, Inc.†	78,600	1,044,594

Resort/Theme Parks - 1.0%

Vail Resorts, Inc.†	15,000	679,200

Retail-Apparel/Shoe - 1.1%

Vera Bradley, Inc.†	22,600	739,924

Retail-Appliances - 0.7%

Hhgregg, Inc.†	19,200	481,344

Retail-Automobile - 0.9%

Rush Enterprises, Inc., Class A†	35,400	621,978

Retail-Building Products - 0.4%

Lumber Liquidators Holdings, Inc.†	12,900	303,666

Retail-Convenience Store - 0.3%

Susser Holdings Corp.†	13,972	187,784

Retail-Office Supplies - 1.4%

OfficeMax, Inc.†	59,300	1,013,437

Retail-Restaurants - 0.8%

Bravo Brio Restaurant Group, Inc.†	32,500	570,700

Retirement/Aged Care - 1.4%

Emeritus Corp.†	56,230	1,013,827

Satellite Telecom - 1.2%

DigitalGlobe, Inc.†	28,280	835,108

Schools - 0.9%

American Public Education, Inc.†	18,070	617,452

Seismic Data Collection - 0.4%

Global Geophysical Services, Inc.†	29,400	271,950

Semiconductor Components-Integrated Circuits - 1.9%

Hittite Microwave Corp.†	14,440	826,546
TriQuint Semiconductor, Inc.†	39,900	475,209

		1,301,755

Semiconductor Equipment - 1.0%

Varian Semiconductor Equipment Associates, Inc.†	21,970	692,714

Telecom Services - 0.4%

Cbeyond, Inc.†	23,640	311,575

Theaters - 1.3%

National CineMedia, Inc.	47,390	884,297

Therapeutics - 1.2%

Onyx Pharmaceuticals, Inc.†	12,300	362,235
Theravance, Inc.†	18,610	464,878

		827,113

Transport-Truck - 2.0%

Landstar System, Inc.	860	30,917
Marten Transport, Ltd.	23,400	503,100

Old Dominion Freight Line, Inc.†	29,255	844,884

		1,378,901

Web Hosting/Design - 1.3%

Rackspace Hosting, Inc.†	32,100	936,357

Wire & Cable Products - 0.3%

General Cable Corp.†	6,200	203,298

Wireless Equipment - 1.1%

Viasat, Inc.†	18,440	762,678

Total Long-Term Investment Securities (cost $57,597,196)		68,186,927

SHORT-TERM INVESTMENT SECURITIES - 8.9%
Time Deposits - 8.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10 (cost $6,252,000)	$6,252,000	6,252,000

TOTAL INVESTMENTS (cost $63,849,196) (1)	106.2%	74,438,927
Liabilities in excess of other assets	(6.2)	(4,343,602)

NET ASSETS	100.0%	$70,095,325

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$68,186,927	$—	$—	$68,186,927
Short-Term Investment Securities:
Time Deposit	—	6,252,000	—	6,252,000

Total	$68,186,927	$6,252,000	$—	$74,438,927

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.3%
Advanced Materials - 0.1%

Ceradyne, Inc.†	17,100	$451,782

Advertising Services - 0.0%

Marchex, Inc., Class B	17,100	123,462

Aerospace/Defense - 0.3%

Cubic Corp.	31,418	1,433,603

Agricultural Operations - 0.0%

Andersons, Inc.	1,400	45,248
MGP Ingredients, Inc.	9,500	86,545

		131,793

Airlines - 1.4%

Alaska Air Group, Inc.†	7,900	434,500
Hawaiian Holdings, Inc.†	378,294	2,988,523
Pinnacle Airlines Corp.†	14,100	114,633
Republic Airways Holdings, Inc.†	101,418	787,004
Skywest, Inc.	58,580	948,410
United Continental Holdings, Inc.†	20,000	553,600

		5,826,670

Apparel Manufacturers - 1.3%

Carter’s, Inc.†	67,500	2,137,050
Oxford Industries, Inc.	8,800	217,360
The Jones Group, Inc.	119,400	1,616,676
Volcom, Inc.	94,000	1,692,000

		5,663,086

Applications Software - 0.1%

EPIQ Systems, Inc.	22,918	291,975

Auction House/Art Dealers - 0.2%

KAR Auction Services, Inc.†	86,500	1,042,325

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	6,660	45,621

Auto Repair Centers - 0.1%

Midas, Inc.†	42,003	327,623

Auto-Cars/Light Trucks - 0.0%

Tesla Motors, Inc.†	2,600	91,858

Auto/Truck Parts & Equipment-Original - 0.5%

ArvinMeritor, Inc.†	51,478	918,882
Autoliv, Inc.	4,880	358,290
Superior Industries International, Inc.	41,600	808,704

		2,085,876

Auto/Truck Parts & Equipment-Replacement - 0.0%

Douglas Dynamics, Inc.	700	10,325

Banks-Commercial - 9.1%

1st Source Corp.	17,328	323,514
1st United Bancorp, Inc.†	22,940	133,511
Alliance Financial Corp.	1,000	29,530
Associated Banc-Corp.	162,500	2,079,187
Bancfirst Corp.	14,140	573,801
Bank of Hawaii Corp.	28,880	1,250,504
Cathay General Bancorp	284,360	3,841,703
Centerstate Banks, Inc.	10,600	74,942
Century Bancorp, Inc. Class A	1,318	31,777
Chemical Financial Corp.	12,700	265,684
Citizens Republic Bancorp†	54,400	31,552
City Holding Co.	30,900	990,963
Community Bank System, Inc.	23,980	577,438
Community Trust Bancorp, Inc.	19,080	524,891
Cullen/Frost Bankers, Inc.	8,020	429,391
CVB Financial Corp.	212,500	1,672,375
East West Bancorp, Inc.	181,700	3,150,678
F.N.B. Corp.	82,140	720,368
Financial Institutions, Inc.	10,800	197,100
First BanCorp. Puerto Rico†	150,420	36,101
First Busey Corp.	34,480	149,988
First Citizens BancShares, Inc., Class A	1,340	233,013
First Commonwealth Financial Corp.	233,900	1,450,180
First Community Bancshares, Inc.	7,700	106,799
First Financial Bancorp	41,798	690,503
First Financial Bankshares, Inc.	4,420	213,795
First Interstate BancSystem, Inc.	11,900	162,078
First Merchants Corp.	7,980	66,154
First South Bancorp, Inc.	3,780	28,085
FirstMerit Corp.	70,475	1,228,027
Fulton Financial Corp.	439	3,797
Heartland Financial USA, Inc.	9,640	154,915
Lakeland Bancorp, Inc.	9,436	98,606
Lakeland Financial Corp.	4,980	104,132
MainSource Financial Group, Inc.	28,900	264,724
MB Financial, Inc.	21,220	301,961
Metro Bancorp, Inc.†	10,400	104,520
Nara Bancorp., Inc.†	23,620	192,739
S&T Bancorp, Inc.	3,880	76,126
SCBT Financial Corp.	3,220	99,530
Sierra Bancorp	3,020	31,257
Simmons First National Corp., Class A	17,120	497,336
Southwest Bancorp, Inc.†	26,834	282,294
State Bancorp, Inc.	10,300	93,936
Sterling Bancorp	259,600	2,437,644
Sterling Bancshares, Inc.	270,220	1,603,756
Suffolk Bancorp	3,020	77,554
Susquehanna Bancshares, Inc.	68,900	554,645
SVB Financial Group†	81,720	3,671,680
TCF Financial Corp.	77,640	1,056,680
Tompkins Financial Corp.	7,048	270,361
Trustco Bank Corp. NY	28,300	158,763
Trustmark Corp.	25,400	542,036
UMB Financial Corp.	33,060	1,233,138
Umpqua Holdings Corp.	17,900	189,561
United Community Banks, Inc.†	28,340	43,360
Washington Trust Bancorp, Inc.	11,780	247,262
West Bancorp, Inc.	3,280	23,846
West Coast Bancorp.†	44,400	117,216
Westamerica Bancorporation	9,724	475,309
Western Alliance Bancorp†	167,148	1,031,303
Whitney Holding Corp.	35,580	334,096
Zions Bancorporation	86,000	1,672,700

		39,310,415

Broadcast Services/Program - 0.0%

Crown Media Holdings, Inc., Class A†	17,700	46,551

Building & Construction Products-Misc. - 0.2%

Gibraltar Industries, Inc.†	58,880	598,809
Interline Brands, Inc.†	4,900	100,940
NCI Building Systems, Inc.†	1,868	19,446
Quanex Building Products Corp.	13,720	226,929
Trex Co., Inc.†	6,578	121,364

		1,067,488

Building & Construction-Misc. - 1.0%

MasTec, Inc.†	303,700	4,352,021

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	33,700	297,571

Building-Mobile Home/Manufactured Housing - 0.5%

Thor Industries, Inc.	66,500	1,963,745

Building-Residential/Commercial - 0.4%

MDC Holdings, Inc.	66,150	1,651,766

Chemicals-Diversified - 0.2%

Innophos Holdings, Inc.	28,400	967,304

Chemicals-Plastics - 0.3%

A. Schulman, Inc.	6,765	136,991
PolyOne Corp.†	22,220	276,861
Spartech Corp.†	76,340	725,994

		1,139,846

Chemicals-Specialty - 0.4%

H.B. Fuller Co.	27,018	566,568
Minerals Technologies, Inc.	22,280	1,355,515

		1,922,083

Circuit Boards - 0.1%

Park Electrochemical Corp.	18,940	518,956

Coal - 0.9%

International Coal Group, Inc.†	506,927	3,857,715

Collectibles - 0.6%

RC2 Corp.†	107,500	2,381,125

Commercial Services - 0.2%

PHH Corp.†	46,180	980,401

Commercial Services-Finance - 0.4%

Advance America Cash Advance Centers, Inc.	39,740	189,162
Cardtronics, Inc.†	3,800	64,220
Dollar Financial Corp.†	37,438	980,127
Euronet Worldwide, Inc.†	21,400	350,104
Global Cash Access Holdings, Inc.†	5,820	13,270
Green Dot Corp., Class A†	3,200	185,216

		1,782,099

Computer Aided Design - 0.3%

Aspen Technology, Inc.†	85,558	1,069,475

Computer Services - 0.1%

CIBER, Inc.†	40,060	134,602
Unisys Corp.†	11,046	249,750

		384,352

Computer Software - 0.5%

Avid Technology, Inc.†	150,500	2,344,790

Computers-Integrated Systems - 0.6%

Agilysys, Inc.†	36,460	187,040
Brocade Communications Systems, Inc.†	438,000	2,181,240

		2,368,280

Computers-Memory Devices - 0.8%

Imation Corp.†	12,600	119,700
Quantum Corp.†	560	2,033
STEC, Inc.†	207,700	3,529,861

		3,651,594

Computers-Periphery Equipment - 0.8%

Electronics for Imaging, Inc.†	246,720	3,229,565

Consulting Services - 0.5%

FTI Consulting, Inc.†	66,000	2,352,240

Consumer Products-Misc. - 1.0%

American Greetings Corp., Class A	32,720	656,690
Blyth, Inc.	19,892	886,785
Central Garden and Pet Co., Class A†	134,260	1,253,989
Helen of Troy, Ltd.†	27,820	657,108
Prestige Brands Holdings, Inc.†	62,240	732,565

		4,187,137

Containers-Paper/Plastic - 0.3%

Rock-Tenn Co., Class A	21,780	1,178,080

Cosmetics & Toiletries - 0.1%

Inter Parfums, Inc.	23,440	428,014

Data Processing/Management - 0.8%

Acxiom Corp.†	11,400	193,914
CSG Systems International, Inc.†	53,642	1,009,542
Fair Isaac Corp.	18,920	441,782
Schawk, Inc.	96,340	1,728,340

		3,373,578

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	32,280	134,285
GenMark Diagnostics, Inc.†	18,800	69,560

		203,845

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	26,500	971,225

Distribution/Wholesale - 1.3%

BlueLinx Holdings, Inc.†	15,260	57,225
School Specialty, Inc.†	131,500	1,660,845
United Stationers, Inc.†	36,200	2,297,614
WESCO International, Inc.†	33,058	1,577,528

		5,593,212

Diversified Manufacturing Operations - 0.6%

Koppers Holdings, Inc.	11,540	330,044
Leggett & Platt, Inc.	50,998	1,055,658
Standex International Corp.	16,300	487,370
Tredegar Corp.	42,560	792,893

		2,665,965

Diversified Minerals - 1.3%

Fronteer Gold, Inc.†	566,297	5,504,407

Diversified Operations/Commercial Services - 0.4%

Chemed Corp.	25,500	1,553,970

Drug Delivery Systems - 0.1%

Alkermes, Inc.†	43,500	455,880

E-Commerce/Services - 0.1%

Ancestry.com, Inc.†	6,340	181,197
United Online, Inc.	24,058	153,129

		334,326

E-Services/Consulting - 0.0%

Perficient, Inc.†	17,358	195,798

Electric Products-Misc. - 0.4%

AMETEK, Inc.	26,000	1,538,420

Electric-Integrated - 2.4%

Avista Corp.	62,680	1,339,472
Black Hills Corp.	12,040	365,414
El Paso Electric Co.†	110,700	2,915,838
NorthWestern Corp.	51,418	1,481,352
Pike Electric Corp.†(4)	188,000	1,340,440
Portland General Electric Co.	26,800	567,356
Unisource Energy Corp.	18,440	648,535
Westar Energy, Inc.	74,500	1,855,795

		10,514,202

Electronic Components-Misc. - 1.9%

CTS Corp.	20,440	210,328
Jabil Circuit, Inc.	146,000	2,206,060
Methode Electronics, Inc.	30,180	308,138
OSI Systems, Inc.†	4,480	156,218
Plexus Corp.†	1,700	46,129
Stoneridge, Inc.†	250,986	3,262,818
Vishay Intertechnology, Inc.†	143,200	2,042,032

		8,231,723

Electronic Components-Semiconductors - 0.3%

Alpha & Omega Semiconductor, Ltd.†	4,400	51,744
DSP Group, Inc.†	19,980	152,847
Inphi Corp.†	10,600	168,540
IXYS Corp.†	12,100	135,399
Lattice Semiconductor Corp.†	55,980	249,111
Microsemi Corp.†	12,400	274,536
MIPS Technologies, Inc.†	18,280	248,425
Semtech Corp.†	5,120	119,757

		1,400,359

Electronic Parts Distribution - 0.1%

Tech Data Corp.†	14,418	635,401

Energy-Alternate Sources - 0.5%

Green Plains Renewable Energy, Inc.†	176,634	1,939,441
Headwaters, Inc.†	9,920	38,589

		1,978,030

Engineering/R&D Services - 0.3%

EMCOR Group, Inc.†	55,598	1,490,026

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	6,600	114,906

Enterprise Software/Service - 0.8%

Lawson Software, Inc.†	346,701	2,978,162
MicroStrategy, Inc., Class A†	5,140	444,867
QLIK Technologies, Inc.†	4,100	96,637
SciQuest, Inc.†	9,800	131,418

		3,651,084

Entertainment Software - 0.1%

THQ, Inc.†	46,300	236,130

Finance-Auto Loans - 0.1%

Credit Acceptance Corp.†	4,030	250,142

Finance-Consumer Loans - 0.5%

Ocwen Financial Corp.†	27,340	240,592
World Acceptance Corp.†	38,558	1,698,866

		1,939,458

Finance-Credit Card - 0.1%

CompuCredit Holdings Corp.†	49,467	296,802

Finance-Investment Banker/Broker - 1.4%

Greenhill & Co., Inc.	33,200	2,488,008
Investment Technology Group, Inc.†	15,500	227,850
Oppenheimer Holdings, Inc. Class A	10,100	238,259
Piper Jaffray Cos., Inc.†	15,660	469,330
Raymond James Financial, Inc.	90,500	2,595,540

		6,018,987

Finance-Leasing Companies - 0.0%

Marlin Business Services Corp.†	3,740	39,644

Finance-Mortgage Loan/Banker - 0.0%

Doral Financial Corp.†	29,800	42,018

Finance-Other Services - 0.0%

Netspend Holdings, Inc.†	6,200	83,080

Financial Guarantee Insurance - 0.3%

MGIC Investment Corp.†	90,700	772,764
PMI Group, Inc.†	85,020	265,262
Radian Group, Inc.	26,300	186,467

		1,224,493

Food-Baking - 0.4%

Flowers Foods, Inc.	67,000	1,755,400

Food-Misc. - 1.9%

B&G Foods, Inc.	252,504	3,227,001
Dole Food Co., Inc.†	40,220	380,884
J & J Snack Foods Corp.	27,000	1,235,250
M&F Worldwide Corp.†	3,980	93,729
RalCorp Holdings, Inc.†	45,000	2,786,400
Seaboard Corp.	200	372,400

		8,095,664

Food-Retail - 0.1%

Fresh Market, Inc.†	4,900	177,625
Great Atlantic & Pacific Tea Co., Inc.†	17,600	52,800

		230,425

Food-Wholesale/Distribution - 0.1%

Nash Finch Co.	12,420	458,919

Footwear & Related Apparel - 2.7%

Deckers Outdoor Corp.†	83,400	6,413,460
Skechers U.S.A., Inc., Class A†	207,714	4,796,116
Timberland Co., Class A†	12,040	298,351
Wolverine World Wide, Inc.	5,518	172,438

		11,680,365

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A	60,120	340,880

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	64,880	570,295

Gas-Distribution - 2.2%

Laclede Group, Inc.	46,900	1,657,915
New Jersey Resources Corp.	9,160	394,888
Nicor, Inc.	37,160	1,607,170

Piedmont Natural Gas Co., Inc.	8,260	244,331
South Jersey Industries, Inc.	89,202	4,566,250
Southwest Gas Corp.	27,340	957,720
UGI Corp.	1,980	58,747

		9,487,021

Gold Mining - 1.4%

Seabridge Gold, Inc.†	131,582	3,809,299
US Gold Corp.†	362,609	2,378,715

		6,188,014

Health Care Cost Containment - 0.0%

MedQuist, Inc.	4,000	35,680

Home Furnishings - 0.4%

Ethan Allen Interiors, Inc.	75,500	1,244,995
Furniture Brands International, Inc.†	72,820	321,136
La-Z-Boy, Inc.†	40,000	301,200

		1,867,331

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	8,700	250,125

Housewares - 0.0%

Lifetime Brands, Inc.†	4,400	64,856

Human Resources - 1.3%

AMN Healthcare Services, Inc.†	242,050	1,355,480
Cross Country Healthcare, Inc.†	77,948	598,641
Emergency Medical Services Corp., Class A†	3,540	175,372
Heidrick & Struggles International, Inc.	41,000	851,570
Resources Connection, Inc.	134,500	2,250,185
SFN Group, Inc.†	48,080	412,045

		5,643,293

Identification Systems - 0.0%

Checkpoint Systems, Inc.†	760	13,634

Independent Power Producers - 0.1%

Dynegy, Inc.†	48,400	246,356

Industrial Automated/Robotic - 0.2%

Cognex Corp.	28,140	786,794

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	3,760	122,388

Insurance Brokers - 0.0%

Crawford & Co., Class B†	24,218	71,443

Insurance-Life/Health - 1.2%

American Equity Investment Life Holding Co.	120,998	1,328,558
CNO Financial Group, Inc.†	74,620	436,527
Delphi Financial Group, Inc., Class A	39,616	1,017,339
FBL Financial Group, Inc., Class A	4,106	109,712
StanCorp Financial Group, Inc.	55,658	2,315,373

		5,207,509

Insurance-Multi-line - 0.7%

Horace Mann Educators Corp.	182,480	2,979,899
Old Republic International Corp.	8,043	101,824

		3,081,723

Insurance-Property/Casualty - 1.2%

Arch Capital Group, Ltd.†	6,200	559,860
First Mercury Financial Corp.	16,698	273,513
Hallmark Financial Services, Inc.†	13,200	115,896
Harleysville Group, Inc.	29,560	1,052,041
Meadowbrook Insurance Group, Inc.	18,380	173,875
ProAssurance Corp.†	10,540	624,284
Selective Insurance Group, Inc.	145,968	2,408,472

		5,207,941

Insurance-Reinsurance - 0.5%

Axis Capital Holdings, Ltd.	11,740	414,892
Platinum Underwriters Holdings, Ltd.	41,800	1,807,014

		2,221,906

Internet Application Software - 0.6%

DealerTrack Holdings, Inc.†	116,500	2,225,150
IntraLinks Holdings, Inc.†	15,400	316,624
S1 Corp.†	9,420	59,723

		2,601,497

Internet Financial Services - 0.0%

Online Resources Corp.†	14,600	63,218

Internet Infrastructure Software - 0.2%

TIBCO Software, Inc.†	50,940	1,000,462

Internet Telephone - 0.1%

BroadSoft, Inc.†	13,200	300,036

Investment Companies - 1.0%

Fifth Street Finance Corp.	289,565	3,338,684
Gladstone Capital Corp.	16,240	181,726
Gladstone Investment Corp.	14,600	113,442
MCG Capital Corp.	64,840	453,232
NGP Capital Resources Co.	18,157	164,139

		4,251,223

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.†	7,120	622,359
GAMCO Investors, Inc., Class A	6,300	277,515
Janus Capital Group, Inc.	12,160	126,950
U.S. Global Investors, Inc., Class A	184,058	1,500,073

		2,526,897

Lasers-System/Components - 0.4%

Coherent, Inc.†	35,640	1,472,288
Newport Corp.†	14,922	216,817

		1,689,105

Leisure Products - 0.0%

Brunswick Corp.	9,500	151,525

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	19,860	550,916

Machinery-Farming - 0.2%

AGCO Corp.†	17,160	774,602

Machinery-General Industrial - 1.0%

Applied Industrial Technologies, Inc.	44,900	1,341,612
Flow International Corp.†	412,489	1,365,339
Wabtec Corp.	38,500	1,779,855

		4,486,806

Machinery-Material Handling - 0.2%

Cascade Corp.	3,440	125,629

NACCO Industries, Inc., Class A	6,280	581,591

		707,220

Machinery-Pumps - 0.0%

Tecumseh Products Co., Class A†	4,280	57,052

Medical Labs & Testing Services - 0.7%

Covance, Inc.†	67,500	3,031,425

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	28,900	149,702

Medical Products - 0.5%

Greatbatch, Inc.†	36,300	795,333
Invacare Corp.	20,600	555,994
Teleflex, Inc.	7,580	378,545
TomoTherapy, Inc.†	148,940	521,290

		2,251,162

Medical Sterilization Products - 0.4%

STERIS Corp.	56,000	1,926,960

Medical-Biomedical/Gene - 1.9%

Bio-Rad Laboratories, Inc., Class A†	22,000	2,053,700
Charles River Laboratories International, Inc.†	70,500	2,301,825
Incyte Corp., Ltd.†	193,349	2,805,494
Lexicon Pharmaceuticals, Inc.†	20,900	28,424
Medicines Co.†	57,500	757,850
Pacific Biosciences Of Califoria, Inc.†	9,900	124,740
Tengion, Inc.†	19,100	42,020

		8,114,053

Medical-Drugs - 0.2%

Bionovo, Inc.†	21,244	28,892
Idenix Pharmaceuticals, Inc.†	23,000	87,630
PharMerica Corp.†	8,940	97,088
Viropharma, Inc.†	47,600	735,420

		949,030

Medical-HMO - 0.5%

Magellan Health Services, Inc.†	44,842	2,183,805
WellCare Health Plans, Inc.†	5,100	143,565

		2,327,370

Medical-Hospitals - 0.5%

Health Management Associates, Inc., Class A†	231,500	2,062,665

Medical-Nursing Homes - 0.1%

Skilled Healthcare Group, Inc. Class A†	51,500	327,540

Medical-Outpatient/Home Medical - 0.5%

Amedisys, Inc.†	72,500	2,057,550

Metal Processors & Fabrication - 0.4%

CIRCOR International, Inc.	3,400	134,300
Mueller Industries, Inc.	12,560	382,954
Worthington Industries, Inc.	84,540	1,354,331

		1,871,585

Metal Products-Distribution - 0.1%

A.M. Castle & Co.†	33,900	513,246

Miscellaneous Manufacturing - 0.1%

American Railcar Industries, Inc.†	21,300	319,713

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	9,540	301,559

Multimedia - 0.0%

Journal Communications, Inc., Class A†	32,580	147,913

Networking Products - 0.3%

Anixter International, Inc.	6,200	346,394
Black Box Corp.	19,580	701,551
Meru Networks, Inc.†	11,200	155,344

		1,203,289

Non-Ferrous Metals - 0.7%

Uranerz Energy Corp.†	726,183	2,897,470

Office Furnishings-Original - 0.3%

HNI Corp.	21,420	570,629
Knoll, Inc.	9,860	151,351
Steelcase, Inc., Class A	45,738	438,170

		1,160,150

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	35,020	245,840
Standard Register Co.	28,176	83,683

		329,523

Oil & Gas Drilling - 0.2%

Hercules Offshore, Inc.†	238,680	609,827
Pioneer Drilling Co.†	28,840	197,554

		807,381

Oil Companies-Exploration & Production - 3.7%

Approach Resource, Inc.†	103,900	1,898,253
Brigham Exploration Co.†	232,300	5,842,345
Delta Petroleum Corp.†	5,280	4,019
Energy Partners, Ltd.†	9,800	118,678
Gastar Exploration, Ltd.†	420,750	1,981,733
Kodiak Oil & Gas Corp.†	437,600	2,188,000
Penn Virginia Corp.	19,300	306,098
Petroquest Energy, Inc.†	132,200	916,146
Stone Energy Corp.†	30,120	622,279
Swift Energy Co.†	15,298	558,224
Vaalco Energy, Inc.†	70,260	519,221
W&T Offshore, Inc.	50,200	840,850

		15,795,846

Oil Field Machinery & Equipment - 0.2%

Complete Production Services, Inc.†	22,600	642,970
Gulf Island Fabrication, Inc.	2,100	56,196

		699,166

Oil Refining & Marketing - 0.0%

Alon USA Energy, Inc.	14,400	79,776

Oil-Field Services - 1.5%

Cal Dive International, Inc.†	282,060	1,509,021
Helix Energy Solutions Group, Inc.†	17,040	239,071
Key Energy Services, Inc.†	128,600	1,324,580
Oceaneering International, Inc.†	28,000	1,934,800
Tesco Corp.†	6,000	79,260
Tetra Technologies, Inc.†	130,600	1,436,600
Union Drilling, Inc.†	18,000	113,580

		6,636,912

Paper & Related Products - 0.8%

Boise, Inc.	6,280	46,158

Buckeye Technologies, Inc.	12,278	244,578
Clearwater Paper Corp.†	3,600	289,800
Domtar Corp.	6,420	487,406
Neenah Paper, Inc.	47,540	875,687
P.H. Glatfelter Co.	124,000	1,542,560

		3,486,189

Physical Therapy/Rehabilitation Centers - 0.1%

U.S. Physical Therapy, Inc.†	14,700	282,093

Power Converter/Supply Equipment - 0.1%

Power-One, Inc.†	37,200	351,540

Precious Metals - 0.7%

North American Palladium, Ltd.†	568,900	3,208,596

Printing-Commercial - 0.0%

American Reprographics Co.†	15,600	109,668

Publishing-Books - 0.1%

Scholastic Corp.	22,200	623,820

Publishing-Periodicals - 0.0%

Dex One Corp.†	34,600	164,350

Radio - 0.1%

Cumulus Media, Inc., Class A†	25,200	89,460
Entercom Communications Corp., Class A†	13,440	116,794

		206,254

Real Estate Investment Trusts - 6.6%

American Capital Agency Corp.	21,500	630,380
Anworth Mortgage Asset Corp.	112,240	778,946
Apartment Investment & Management Co., Class A	35,579	858,166
Ashford Hospitality Trust, Inc.†	57,680	542,192
BioMed Realty Trust, Inc.	16,600	292,658
Brandywine Realty Trust	6,656	73,615
Capstead Mortage Corp.	6,900	81,075
CBL & Associates Properties, Inc.	31,640	522,060
Colonial Properties Trust	7,293	131,274
Cypress Sharpridge Investments, Inc.	7,700	105,105
DCT Industrial Trust, Inc.	317,040	1,566,178
Developers Diversified Realty Corp.	37,260	478,046
DiamondRock Hospitality Co.†	57,834	608,992
Dupont Fabros Technology, Inc.	7,740	174,847
EastGroup Properties, Inc.	4,560	181,807
Education Realty Trust, Inc.	107,218	786,980
FelCor Lodging Trust, Inc.†	63,400	375,962
First Industrial Realty Trust, Inc.†	22,618	172,123
Getty Realty Corp.	18,000	536,580
Government Properties Income Trust	74,800	1,918,620
Home Properties, Inc.	66,000	3,536,940
Hospitality Properties Trust	28,340	626,881
LaSalle Hotel Properties	141,028	3,356,466
Lexington Realty Trust	129,076	1,013,247
LTC Properties, Inc.	24,520	661,795
MFA Financial, Inc.	135,658	1,105,613
Mission West Properties, Inc.	44,760	292,283
MPG Office Trust, Inc.†	59,300	135,797
Parkway Properties, Inc.	5,700	90,573
Pebblebrook Hotel Trust	15,400	288,596
Pennsylvania Real Estate Investment Trust	46,280	621,540
PS Business Parks, Inc.	24,100	1,248,862
RAIT Investment Trust†	125,100	201,411
Ramco-Gershenson Properties Trust	36,560	420,440
Redwood Trust, Inc.	30,400	420,432
Resource Capital Corp.	24,600	164,082
Saul Centers, Inc.	7,700	327,789
Strategic Hotels & Resorts, Inc.†	26,838	125,333
Sunstone Hotel Investors, Inc.†	78,568	747,967
Taubman Centers, Inc.	18,200	883,246
U-Store-It Trust	135,060	1,116,946
Universal Health Realty Income Trust	11,320	396,992

		28,598,837

Real Estate Management/Services - 0.0%

United Capital Corp.†	800	23,600

Real Estate Operations & Development - 0.1%

Forestar Group, Inc.†	20,340	366,527

Rental Auto/Equipment - 0.8%

Electro Rent Corp.	12,600	186,732
Rent-A-Center, Inc.	31,340	872,505
United Rentals, Inc.†	112,840	2,213,921

		3,273,158

Research & Development - 0.0%

Kendle International, Inc.†	12,260	110,463

Retail-Apparel/Shoe - 0.6%

AnnTaylor Stores Corp.†	16,440	442,400
Cache, Inc.†	12,400	52,700
Cato Corp., Class A	10,380	296,349
Charming Shoppes, Inc.†	61,858	235,370
Finish Line, Inc., Class A	39,740	709,359
Liz Claiborne, Inc.†	63,060	460,968
Pacific Sunwear of California, Inc.†	47,940	301,543

		2,498,689

Retail-Appliances - 0.1%

Conn’s, Inc.†	105,790	338,528

Retail-Automobile - 1.1%

Copart, Inc.†	78,500	2,785,180
Group 1 Automotive, Inc.	48,000	1,859,040

		4,644,220

Retail-Bookstores - 0.1%

Borders Group, Inc.†	369,850	395,740

Retail-Convenience Store - 0.0%

Pantry, Inc.†	8,100	166,374

Retail-Hair Salons - 0.0%

Regis Corp.	7,720	137,570

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	56,758	681,664

Retail-Jewelry - 1.2%

Signet Jewelers, Ltd.†	128,065	5,100,829

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	12,460	95,070

Retail-Major Department Stores - 0.1%

Saks, Inc.†	22,000	245,080

Retail-Office Supplies - 0.5%

OfficeMax, Inc.†	131,000	2,238,790

Retail-Regional Department Stores - 0.5%

Bon-Ton Stores, Inc.†	36,300	487,146
Dillard’s, Inc., Class A	48,640	1,516,595

		2,003,741

Retail-Restaurants - 1.3%

Biglari Holdings, Inc.†	1,900	737,770
Bravo Brio Restaurant Group, Inc.†	22,600	396,856
CEC Entertainment, Inc.†	43,520	1,632,870
O’Charley’s, Inc.†	83,940	580,865
Papa John’s International, Inc.†	67,500	1,728,675
PF Chang’s China Bistro, Inc.	1,920	97,037
Ruby Tuesday, Inc.†	22,720	290,589
Ruth’s Hospitality Group, Inc.†	49,572	244,886

		5,709,548

Rubber-Tires - 0.4%

Cooper Tire & Rubber Co.	90,300	1,886,367

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	37,558	360,557

Savings & Loans/Thrifts - 0.2%

Astoria Financial Corp.	44,338	533,830
ESB Financial Corp.	3,600	50,760
First Financial Holdings, Inc.	4,000	43,960
OceanFirst Financial Corp.	9,720	117,320
Waterstone Financial, Inc.†	4,500	16,425
WSFS Financial Corp.	4,458	193,923

		956,218

Seismic Data Collection - 0.0%

Global Geophysical Services, Inc.†	16,600	153,550

Semiconductor Components-Integrated Circuits - 0.1%

Aeroflex Holding Corp.†	5,500	79,255
Emulex Corp.†	11,100	125,652
Integrated Device Technology, Inc.†	26,360	169,495
MaxLinear, Inc.Class A†	4,200	45,108

		419,510

Semiconductor Equipment - 2.0%

ATMI, Inc.†	83,500	1,498,825
Brooks Automation, Inc.†	25,080	181,830
Entegris, Inc.†	716,780	4,659,070
Novellus Systems, Inc.†	21,260	640,989
Photronics, Inc.†	10,700	68,373
Rudolph Technologies, Inc.†	6,980	52,071
Varian Semiconductor Equipment Associates, Inc.†	54,000	1,702,620

		8,803,778

Silver Mining - 0.2%

Hecla Mining Co.†	84,400	809,396

Steel Pipe & Tube - 0.0%

Mueller Water Products, Inc., Class A	53,440	188,109

Telecom Equipment-Fiber Optics - 0.4%

Oplink Communications, Inc.†	20,820	359,978
Sycamore Networks, Inc.	43,500	1,305,870

		1,665,848

Telecom Services - 2.2%

Consolidated Communications Holdings, Inc.	24,013	442,320
Global Crossing Ltd†	19,100	255,367
USA Mobility, Inc.	36,000	612,720
Vonage Holdings Corp.†	3,384,857	8,191,354

		9,501,761

Telecommunication Equipment - 0.9%

Arris Group, Inc.†	35,300	353,353
CommScope, Inc.†	18,798	594,205
Plantronics, Inc.	85,300	3,051,181

		3,998,739

Telephone-Integrated - 0.4%

Frontier Communications Corp.	18,122	164,910
General Communication, Inc., Class A†	150,000	1,690,500

		1,855,410

Television - 0.2%

Belo Corp., Class A†	35,718	207,164
Sinclair Broadcast Group, Inc., Class A	86,840	673,010

		880,174

Textile-Apparel - 0.2%

Perry Ellis International, Inc.†	23,949	651,652
Unifi, Inc.†	4,866	69,195

		720,847

Theaters - 0.0%

Carmike Cinemas, Inc.†	2,400	20,136

Therapeutics - 0.0%

Nabi Biopharmaceuticals†	9,960	51,792

Toys - 0.2%

Jakks Pacific, Inc.†	45,498	875,837

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	5,438	296,697

Transport-Equipment & Leasing - 0.2%

Aircastle, Ltd.	29,100	278,778
TAL International Group, Inc.	18,500	524,105

		802,883

Transport-Marine - 0.5%

Baltic Trading, Ltd.	57,100	669,783
Excel Maritime Carriers, Ltd.†	38,100	211,455
Frontline, Ltd.	4,460	115,693
General Maritime Corp.	28,710	109,672
Horizon Lines, Inc. Class A	155,820	568,743
International Shipholding Corp.	10,578	279,682
Overseas Shipholding Group, Inc.	4,460	155,966

		2,110,994

Transport-Services - 0.1%

Pacer International, Inc.†	47,500	265,525

Transport-Truck - 1.0%

Arkansas Best Corp.	10,420	256,697
Celadon Group, Inc.†	9,020	121,499
Forward Air Corp.	71,500	1,967,680
Heartland Express, Inc.	7,200	111,240
Landstar System, Inc.	39,500	1,420,025
Saia, Inc.†	15,020	226,351

Werner Enterprises, Inc.	13,680	295,215

		4,398,707

Virtual Reality Products - 0.0%

RealD, Inc.†	3,800	108,224

Water - 0.1%

California Water Service Group	5,880	218,736
Consolidated Water Co., Ltd.	11,600	102,428

		321,164

Wire & Cable Products - 0.1%

Insteel Industries, Inc.	38,320	397,378

Wireless Equipment - 0.1%

InterDigital, Inc.†	2,980	98,549
Powerwave Technologies, Inc.†	82,800	174,708

		273,257

Total Common Stock
(cost $361,085,735)		407,429,026

EXCHANGE-TRADED FUNDS - 0.3%

SPDR KBW Regional Banking ETF (cost $1,338,473)	55,100	1,240,852

U.S. GOVERNMENT TREASURIES - 0.1%
United States Treasury Notes - 0.1%
0.75% due 11/30/11(1) (cost $301,384)	$300,000	301,289

Total Long-Term Investment Securities (cost $362,725,592)		408,971,167

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Time Deposits - 2.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10 (cost $9,529,000)	9,529,000	9,529,000

REPURCHASE AGREEMENTS - 3.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $3,368,001 and collaterized by $3,440,000 of United States Treasury Notes bearing interest at 1.00%, due 04/30/12 and having an approximate value of $3,473,024	3,368,000	3,368,000

State Street Bank & Trust Co. Joint Repurchase Agreement(2)	12,974,000	12,974,000

Total Repurchase Agreements (cost $16,342,000)		16,342,000

TOTAL INVESTMENTS (cost $388,596,592) (3)	100.6%	434,842,167
Liabilities in excess of other assets	(0.6)	(2,735,656)

NET ASSETS	100.0%	$432,106,511

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $1,340,440 representing 0.3% of net assets.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2010	Unrealized Appreciation (Depreciation)
65	Long	Russell 2000 Mini Index	December 2010	$4,627,593	$4,722,250	$94,657

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 – Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$39,310,415	$—	$—	$39,310,415
Real Estate Investments Trusts	28,598,837	—	—	28,598,837
Other Industries*	339,519,774	—	—	339,519,774
Exchange -Traded Funds	1,240,852	—	—	1,240,852
U.S. Government Treasuries	—	301,289	—	301,289
Short-Term Investment Securities:
Time Deposit	—	9,529,000	—	9,529,000
Repurchase Agreements	—	16,342,000	—	16,342,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	94,657	—	—	94,657

Total	$408,764,535	$26,172,289	$—	$434,936,824

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Porfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.7%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	15,092	$685,781
The Interpublic Group of Cos., Inc.†	13,273	141,357

		827,138

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	6,239	753,484

Airlines - 0.3%

Southwest Airlines Co.	136,527	1,818,540

Apparel Manufacturers - 0.1%

Coach, Inc.	13,757	777,821

Applications Software - 2.8%

Citrix Systems, Inc.†	10,092	670,311
Intuit, Inc.†	22,285	1,000,374
Microsoft Corp.	705,371	17,782,403
Red Hat, Inc.†	1,959	85,216
Salesforce.com, Inc.†	8,474	1,179,750

		20,718,054

Athletic Footwear - 0.3%

NIKE, Inc., Class B	28,382	2,444,542

Audio/Video Products - 0.0%

Harman International Industries, Inc.†	565	24,628

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	29,587	1,593,556

Banks-Commercial - 0.6%

BB&T Corp.	112,164	2,602,205
M&T Bank Corp.	1,386	106,666
Marshall & Ilsley Corp.	86,481	414,244
Regions Financial Corp.	191,110	1,028,172
Zions Bancorporation	25,376	493,563

		4,644,850

Banks-Fiduciary - 1.3%

Northern Trust Corp.	50,448	2,537,534
State Street Corp.	75,170	3,247,344
The Bank of New York Mellon Corp.	134,906	3,641,113

		9,425,991

Banks-Super Regional - 1.9%

Capital One Financial Corp.	99,325	3,697,870
Huntington Bancshares, Inc.	91,174	532,000
KeyCorp	113,528	854,866
PNC Financial Services Group, Inc.	60,169	3,240,101
SunTrust Banks, Inc.	27,665	646,254
US Bancorp	192,651	4,581,241

		13,552,332

Beverages-Non-alcoholic - 2.2%

Dr Pepper Snapple Group, Inc.	17,542	642,564
The Coca-Cola Co.	248,266	15,682,963

		16,325,527

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†	24,054	980,922
Scripps Networks Interactive Inc., Class A	1	51

		980,973

Cable/Satellite TV - 1.1%

DIRECTV, Class A†	101,979	4,235,188
Time Warner Cable, Inc.	66,170	4,072,102

		8,307,290

Cellular Telecom - 0.3%

MetroPCS Communications, Inc.†	49,107	596,650
Sprint Nextel Corp.†	433,103	1,637,129

		2,233,779

Chemicals-Specialty - 0.4%

Eastman Chemical Co.	5,115	397,998
Ecolab, Inc.	28,258	1,351,015
International Flavors & Fragrances, Inc.	9,546	501,356
Sigma-Aldrich Corp.	10,035	634,413

		2,884,782

Coatings/Paint - 0.1%

The Sherwin-Williams Co.	13,696	1,015,832

Commercial Services-Finance - 2.3%

Automatic Data Processing, Inc.	114,995	5,125,327
H&R Block, Inc.	66,992	843,429
Mastercard, Inc., Class A	11,141	2,640,751
Moody’s Corp.	12,742	341,868
Paychex, Inc.	89,689	2,559,724
The Western Union Co.	99,935	1,762,854
Visa, Inc., Class A	46,806	3,456,623

		16,730,576

Computer Aided Design - 0.0%

Autodesk, Inc.†	5,801	204,717

Computer Services - 3.2%

Cognizant Technology Solutions Corp., Class A†	26,706	1,735,356
International Business Machines Corp.	154,893	21,911,164

		23,646,520

Computers - 4.3%

Apple, Inc.†	65,913	20,508,830
Dell, Inc.†	183,707	2,428,606
Hewlett-Packard Co.	203,691	8,540,764

		31,478,200

Computers-Memory Devices - 0.9%

EMC Corp.†	123,176	2,647,052
NetApp, Inc.†	37,515	1,910,639
SanDisk Corp.†	25,167	1,122,448
Western Digital Corp.†	18,743	627,891

		6,308,030

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc., Class A†	12,321	446,513

Consulting Services - 0.0%

SAIC, Inc.†	9,594	146,980

Containers-Metal/Glass - 0.2%

Ball Corp.	5,295	348,835
Owens-Illinois, Inc.†	27,298	733,770

		1,082,605

Cosmetics & Toiletries - 4.0%

Colgate-Palmolive Co.	2,746	210,206
Procter & Gamble Co.	474,892	29,001,655
The Estee Lauder Cos., Inc., Class A	2,624	196,590

		29,408,451

Cruise Lines - 0.4%

Carnival Corp.	69,430	2,868,153

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc.	4,706	126,591

Distribution/Wholesale - 0.2%

Fastenal Co.	20,320	1,087,526

Diversified Banking Institutions - 4.3%

Bank of America Corp.	765,917	8,386,791
Citigroup, Inc.†	2,162,187	9,081,186
JPMorgan Chase & Co.	381,092	14,245,219

		31,713,196

Diversified Manufacturing Operations - 1.1%

Danaher Corp.	112,488	4,865,106
Parker Hannifin Corp.	37,386	2,999,479

		7,864,585

E-Commerce/Products - 0.6%

Amazon.com, Inc.†	24,042	4,216,967

E-Commerce/Services - 0.9%

eBay, Inc.†	110,354	3,214,612
Expedia, Inc.	58,097	1,529,694
priceline.com, Inc.†	3,993	1,573,442

		6,317,748

Electric-Generation - 0.3%

The AES Corp.†	204,642	2,212,180

Electric-Integrated - 1.0%

Northeast Utilities	57,268	1,781,035
Pepco Holdings, Inc.	132,002	2,422,236
TECO Energy, Inc.	195,764	3,279,047

		7,482,318

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc.	51,463	777,606

Electronic Components-Semiconductors - 0.9%

Advanced Micro Devices, Inc.†	102,319	745,906
Altera Corp.	14,616	512,875
Broadcom Corp., Class A	51,740	2,301,913
LSI Corp.†	129,611	743,967
Microchip Technology, Inc.	42,346	1,423,249
NVIDIA Corp.†	67,487	917,823

		6,645,733

Electronic Forms - 0.0%

Adobe Systems, Inc.†	5,523	153,153

Energy-Alternate Sources - 0.2%

First Solar, Inc.†	12,956	1,591,645

Engines-Internal Combustion - 0.3%

Cummins, Inc.	23,141	2,247,454

Filtration/Separation Products - 0.1%

Pall Corp.	7,495	339,299

Finance-Credit Card - 1.3%

American Express Co.	196,924	8,511,055
Discover Financial Services	71,528	1,307,532

		9,818,587

Finance-Investment Banker/Broker - 0.3%

The Charles Schwab Corp.	141,124	2,121,094

Finance-Other Services - 0.5%

CME Group, Inc.	7,513	2,164,195
NYSE Euronext	58,207	1,590,215

		3,754,410

Food-Confectionery - 0.2%

The Hershey Co.	23,676	1,108,037

Food-Dairy Products - 0.0%

Dean Foods Co.†	22,334	162,368

Food-Misc. - 2.1%

ConAgra Foods, Inc.	37,289	800,968
General Mills, Inc.	69,144	2,442,857
H.J. Heinz Co.	38,340	1,850,672
Kellogg Co.	291	14,326
Kraft Foods, Inc., Class A	314,064	9,500,436
Sara Lee Corp.	68,521	1,027,815

		15,637,074

Food-Retail - 0.2%

Safeway, Inc.	30,115	692,344
Whole Foods Market, Inc.†	12,182	575,234

		1,267,578

Food-Wholesale/Distribution - 0.3%

Sysco Corp.	86,869	2,520,938

Forestry - 0.1%

Plum Creek Timber Co., Inc.	26,513	955,529

Gas-Distribution - 0.8%

CenterPoint Energy, Inc.	200,378	3,131,908
Nicor, Inc.	8,759	378,827
NiSource, Inc.	157,535	2,635,560

		6,146,295

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	13,538	1,000,458

Hotels/Motels - 0.3%

Starwood Hotels & Resorts Worldwide, Inc.	20,198	1,148,054
Wyndham Worldwide Corp.	29,137	837,689

		1,985,743

Human Resources - 0.0%

Robert Half International, Inc.	11,567	320,637

Industrial Gases - 1.6%

Air Products & Chemicals, Inc.	57,527	4,959,978
Airgas, Inc.	11,060	675,766
Praxair, Inc.	66,635	6,133,752

		11,769,496

Insurance Brokers - 0.4%

AON Corp.	319	12,798
Marsh & McLennan Cos., Inc.	100,908	2,530,773

		2,543,571

Insurance-Life/Health - 0.9%

Aflac, Inc.	45,291	2,332,487
Lincoln National Corp.	15,625	373,125
Principal Financial Group, Inc.	3,497	95,258

Prudential Financial, Inc.	80,806	4,095,248

		6,896,118

Insurance-Multi-line - 2.4%

ACE, Ltd.	71,062	4,158,548
Assurant, Inc.	5,577	196,701
Cincinnati Financial Corp.	11,358	342,387
Genworth Financial, Inc., Class A†	45,836	534,448
Hartford Financial Services Group, Inc.	58,429	1,300,630
Loews Corp.	94,544	3,536,891
MetLife, Inc.	111,283	4,245,446
The Allstate Corp.	118,814	3,458,675

		17,773,726

Insurance-Property/Casualty - 1.5%

Chubb Corp.	49,071	2,797,538
The Progressive Corp.	89,146	1,813,230
The Travelers Cos., Inc.	114,843	6,200,373

		10,811,141

Internet Infrastructure Software - 0.1%

Akamai Technologies, Inc.†	14,566	760,200

Internet Security - 0.3%

Symantec Corp.†	90,545	1,521,156
VeriSign, Inc.†	13,316	456,872

		1,978,028

Investment Management/Advisor Services - 0.8%

Ameriprise Financial, Inc.	39,520	2,048,717
Franklin Resources, Inc.	18,971	2,164,401
Invesco, Ltd.	66,611	1,448,123

		5,661,241

Machinery-Construction & Mining - 0.9%

Caterpillar, Inc.	78,842	6,670,033

Machinery-Farming - 0.6%

Deere & Co.	55,939	4,178,643

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	13,244	958,998

Machinery-Pumps - 0.1%

Flowserve Corp.	6,525	688,126

Medical Instruments - 0.8%

Boston Scientific Corp.†	191,628	1,230,252
Intuitive Surgical, Inc.†	870	226,452
Medtronic, Inc.	136,956	4,592,135

		6,048,839

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	13,133	647,720

Medical Products - 0.3%

Stryker Corp.	39,293	1,968,186
Varian Medical Systems, Inc.†	4,113	270,759

		2,238,945

Medical-Biomedical/Gene - 2.3%

Amgen, Inc.†	147,919	7,793,852
Biogen Idec, Inc.†	24,773	1,584,729
Celgene Corp.†	69,168	4,107,196
Gilead Sciences, Inc.†	92,060	3,360,190

		16,845,967

Medical-Drugs - 3.4%

Abbott Laboratories	258,201	12,008,928
Allergan, Inc.	27,743	1,838,529
Bristol-Myers Squibb Co.	402,886	10,168,843
Forest Laboratories, Inc.†	30,592	975,579

		24,991,879

Medical-HMO - 1.8%

Aetna, Inc.	47,391	1,403,721
CIGNA Corp.	52,258	1,923,617
Coventry Health Care, Inc.†	15,372	389,219
Humana, Inc.†	18,318	1,026,541
UnitedHealth Group, Inc.	141,376	5,163,052
WellPoint, Inc.†	56,065	3,125,063

		13,031,213

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	25,208	777,667
Cardinal Health, Inc.	73,249	2,606,199

		3,383,866

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc.	23,757	1,623,553

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	29,866	934,208

Multimedia - 3.4%

News Corp., Class A	377,164	5,144,517
The Walt Disney Co.	214,546	7,833,075
Time Warner, Inc.	265,483	7,829,094
Viacom, Inc., Class B	102,915	3,893,274

		24,699,960

Networking Products - 1.6%

Cisco Systems, Inc.†	504,034	9,657,291
Juniper Networks, Inc.†	62,891	2,139,552

		11,796,843

Non-Ferrous Metals - 0.1%

Titanium Metals Corp.†	28,588	493,715

Office Automation & Equipment - 0.3%

Pitney Bowes, Inc.	7,796	171,044
Xerox Corp.	157,829	1,808,721

		1,979,765

Oil & Gas Drilling - 0.2%

Diamond Offshore Drilling, Inc.	14,961	968,875
Helmerich & Payne, Inc.	1,559	70,716
Nabors Industries, Ltd.†	29,036	641,405

		1,680,996

Oil Companies-Exploration & Production - 3.2%

Apache Corp.	53,855	5,796,952
Chesapeake Energy Corp.	44,350	936,672
Denbury Resources, Inc.†	33,369	606,648
Devon Energy Corp.	87,730	6,191,106
EOG Resources, Inc.	29,986	2,667,255
EQT Corp.	53,770	2,176,072
Noble Energy, Inc.	21,292	1,729,975
Pioneer Natural Resources Co.	14,575	1,167,603

QEP Resources, Inc.	27,743	974,612
Range Resources Corp.	4,132	173,503
Southwestern Energy Co.†	35,051	1,268,846

		23,689,244

Oil Companies-Integrated - 3.5%

Hess Corp.	111,601	7,817,650
Marathon Oil Corp.	366,289	12,259,693
Murphy Oil Corp.	77,256	5,216,325

		25,293,668

Oil Field Machinery & Equipment - 0.8%

Cameron International Corp.†	21,713	1,044,612
FMC Technologies, Inc.†	16,286	1,371,933
National Oilwell Varco, Inc.	53,757	3,294,767

		5,711,312

Oil-Field Services - 2.1%

Halliburton Co.	102,057	3,861,837
Schlumberger, Ltd.	150,068	11,606,259

		15,468,096

Pharmacy Services - 0.7%

Express Scripts, Inc.†	48,142	2,507,717
Medco Health Solutions, Inc.†	43,683	2,678,641

		5,186,358

Pipelines - 2.3%

El Paso Corp.	244,459	3,297,752
Oneok, Inc.	57,053	2,915,979
Spectra Energy Corp.	315,428	7,497,723
The Williams Cos., Inc.	142,063	3,240,457

		16,951,911

Printing-Commercial - 0.2%

R.R. Donnelley & Sons Co.	95,573	1,506,230

Publishing-Newspapers - 0.0%

The Washington Post Co., Class B	264	99,533

Quarrying - 0.1%

Vulcan Materials Co.	18,084	725,530

Real Estate Investment Trusts - 1.6%

AvalonBay Communities, Inc.	8,591	947,845
Boston Properties, Inc.	12,553	1,051,941
Equity Residential	29,935	1,496,151
HCP, Inc.	25,863	851,669
Host Hotels & Resorts, Inc.	72,824	1,200,140
Public Storage	10,226	987,832
Simon Property Group, Inc.	35,857	3,531,915
Ventas, Inc.	3,798	194,723
Vornado Realty Trust	17,328	1,413,618

		11,675,834

Real Estate Management/Services - 0.1%

CB Richard Ellis Group, Inc., Class A†	22,261	427,189

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	2,422	628,291

Retail-Automobile - 0.1%

CarMax, Inc.†	17,450	574,105

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	1,344	58,787

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	183,426	4,163,770

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	36,499	1,559,237

Retail-Discount - 2.3%

Target Corp.	44,123	2,512,364
Wal-Mart Stores, Inc.	264,729	14,319,191

		16,831,555

Retail-Drug Store - 1.3%

CVS Caremark Corp.	167,455	5,191,105
Walgreen Co.	114,397	3,986,735

		9,177,840

Retail-Major Department Stores - 0.0%

Nordstrom, Inc.	3,384	144,835

Retail-Office Supplies - 0.3%

Office Depot, Inc.†	18,380	79,953
Staples, Inc.	92,579	2,037,664

		2,117,617

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	221	5,675

Retail-Restaurants - 1.6%

McDonald’s Corp.	118,400	9,270,720
Starbucks Corp.	84,733	2,592,830

		11,863,550

Schools - 0.1%

Apollo Group, Inc., Class A†	10,538	358,292
DeVry, Inc.	1,689	72,526

		430,818

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	55,601	1,977,172
Linear Technology Corp.	66,899	2,180,907

		4,158,079

Semiconductor Equipment - 0.6%

Applied Materials, Inc.	258,869	3,217,741
KLA-Tencor Corp.	22,110	810,774

		4,028,515

Telecom Equipment-Fiber Optics - 0.1%

JDS Uniphase Corp.†	36,698	435,605

Telecommunication Equipment - 0.1%

Tellabs, Inc.	73,897	466,290

Telephone-Integrated - 2.5%

CenturyLink, Inc.	143,903	6,186,390
Frontier Communications Corp.	701,597	6,384,533
Qwest Communications International, Inc.	297,708	2,083,956
Windstream Corp.	300,397	3,917,177

		18,572,056

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	26,910	1,601,952

Toys - 0.1%

Hasbro, Inc.	14,600	695,836

Transport-Rail - 0.9%

Norfolk Southern Corp.	105,328	6,337,586

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	28,295	2,085,624
Expeditors International of Washington, Inc.	37,525	1,985,073

		4,070,697

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	23,853	1,420,923

Web Portals/ISP - 1.8%

Google, Inc., Class A†	20,094	11,166,437
Yahoo!, Inc.†	100,528	1,585,326

		12,751,763

Wireless Equipment - 1.5%

American Tower Corp., Class A†	56,856	2,875,208
QUALCOMM, Inc.	169,235	7,910,044

		10,785,252

Total Long-Term Investment Securities
(cost $646,152,974)		720,926,942

SHORT-TERM INVESTMENT SECURITIES - 0.4%
U.S. Government Treasuries — 0.4%

United States Treasury Bills 0.14% due 12/16/10(1)
(cost $2,999,825)	3,000,000	2,999,825

REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co., Joint Repurchase Agreement(2)	$6,032,000	6,032,000

(cost $6,032,000)
TOTAL INVESTMENTS
(cost $655,184,799) (3)	99.9%	729,958,767
Other assets less liabilities	0.1	442,278

NET ASSETS	100.0%	$730,401,045

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2010	Unrealized Appreciation (Depreciation)
168	Long	S&P 500 E-mini Index	December 2010	$10,242,601	$9,908,640	$(333,961)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$720,926,942	$—	$—	$720,926,942
Short-Term Investment Securities
U.S. Government Treasuries	—	2,999,825	—	2,999,825
Repurchase Agreement	—	6,032,000	—	6,032,000

Total	720,926,942	9,031,825	—	729,958,767

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	(333,961)	—	—	(333,961)

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2010 - (Unaudited)

Security Description	Principal Amount(11)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 4.9%
Diversified Financial Services - 4.9%

Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/16*	$500,000	$485,968
Banc of America Large Loan, Inc. Series RC30, Class A5B 5.33% due 12/16/43*(1)(2)(5)	1,000,000	968,516
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.86% due 04/24/49*(1)	650,000	622,850
Banc of America Large Loan, Inc. VRS Series 2010-UB3, Class A4B3 5.90% due 02/15/51*(1)	2,000,000	1,950,511
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	485,221
Bank One Issuance Trust Series 2003-C3, Class C3 4.77% due 02/16/16	233,000	247,314
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW17, Class AM 5.92% due 06/11/50(1)	1,700,000	1,679,756
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/20	1,500,000	1,728,537
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A2A 0.30% due 12/25/36	1,080,942	974,396
Commercial Mtg. Pass Through Certs. FRS Series 2006-CN2A, Class A2FL 0.47% due 02/05/19*(1)	550,000	517,925
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class AM 5.98% due 06/10/46(1)	500,000	511,910
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	275,000	281,875
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	200,000	200,548
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	991,067
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(3)	2,691,214	2,745,790
GMAC Mortgage Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(3)	247,892	245,660
GSAMP Trust FRS Series 2007-FM2, Class A2A 0.31% due 01/25/37	1,498,650	1,428,346
JP Morgan Mtg. Acquisition Corp. FRS Series 2006-CH2, Class AV3
0.35% due 10/25/36	1,500,000	1,219,713
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	1,500,000	1,396,787
Long Beach Mortgage Loan Trust FRS Series 2005, Class WL1 0.95% due 06/25/35	1,000,000	248,180
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.96% due 08/12/49(1)	500,000	477,180
Morgan Stanley Capital I Pass Through Certs. VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	1,112,000	1,005,185
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.31% due 09/15/42(1)	150,000	137,505
Morgan Stanley Capital I VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	1,000,000	946,876
Morgan Stanley Re-remic Trust VRS Series 2009-GG10, Class A4B 6.00% due 08/12/45*(1)	1,000,000	982,979
Sierra Receivables Funding Co. Series 2010-3A, Class A 3.51% due 11/20/25*	192,724	193,091
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	270,894	277,666
Soundview Home Equity Loan Trust FRS Series 2007-OPT1, Class 2A1 0.33% due 06/25/37	703,526	639,528

Total Asset Backed Securities (cost $22,827,367)		23,590,880

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(4)(5)(14)(16) (cost $140,000)	140,000	133,000

U.S. CORPORATE BONDS & NOTES - 42.9%
Advertising Services - 0.3%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	975,000	589,875
Visant Corp. Senior Notes 10.00% due 10/01/17*	860,000	887,950

		1,477,825

Aerospace/Defense - 0.3%

Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	497,000	481,322

Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	795,000	826,800

		1,308,122

Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	30,000	31,304

Airlines - 0.5%

Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	166,177	174,901
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	10,012	10,163
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	878,000	952,630
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	175,000	197,750
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	904,139	1,046,541

		2,381,985

Applications Software - 0.1%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	250,000	258,750

Auto-Heavy Duty Trucks - 0.2%

Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	915,000	981,337

Auto/Truck Parts & Equipment-Original - 0.6%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	930,000	991,612
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	1,745,000	1,902,050

		2,893,662

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Escrow Notes 10.00% due 04/15/05†(2)(5)	150,000	0

Banks-Commercial - 0.5%

Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	168,000	151,381
CIT Group, Inc.
Senior Sec. Notes
7.00% due 05/01/17	1,028,138	1,002,435
Credit Suisse New York
Sub. Notes
6.00% due 02/15/18	463,000	505,022
KeyBank NA
Sub. Notes
7.41% due 10/15/27	52,000	59,240
Regions Financial Corp.
Senior Notes
5.75% due 06/15/15	167,000	155,727
US Bank NA FRS
Sub. Notes
3.78% due 04/29/20	135,000	139,397
Wachovia Bank NA
Sub. Notes
6.00% due 11/15/17	282,000	314,808

		2,328,010

Banks-Fiduciary - 0.1%

State Street Capital Trust IV FRS Ltd. Guar. Notes
1.29% due 06/15/37	454,000	337,757

Banks-Super Regional - 0.8%

BAC Capital Trust XV FRS Ltd. Guar. Notes
1.10% due 06/01/56	10,000	6,229
JPMorgan Chase Bank NA
Sub. Notes
5.88% due 06/13/16	175,000	195,672
SunTrust Banks, Inc.
Senior Notes
6.00% due 09/11/17	135,000	144,301
SunTrust Banks, Inc.
Sub. Notes
6.00% due 02/15/26	28,000	27,279
USB Capital IX, Ltd. FRS Guar. Notes
6.19% due 04/15/11(6)	90,000	70,200
Wachovia Capital Trust III FRS Ltd. Guar. Notes
5.80% due 03/15/11(6)	2,585,000	2,171,400
Wachovia Corp. FRS
Senior Notes
0.56% due 06/15/17	330,000	303,283
Wells Fargo & Co. FRS
Senior Notes
0.49% due 10/28/15	392,000	376,336
Wells Fargo & Co. FRS
Jr. Sub. Bonds
7.98% due 03/15/18(6)	150,000	157,500
Wells Fargo Bank NA FRS
Sub. Notes
0.49% due 05/16/16	290,000	267,806

		3,720,006

Broadcast Services/Program - 0.5%
Clear Channel Communications, Inc.
Company Guar. Notes
10.75% due 08/01/16	720,000	540,000
Fisher Communications, Inc.
Senior Notes
8.63% due 09/15/14	562,000	570,430
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
Senior Sec. Notes
8.88% due 04/15/17*	1,000,000	1,042,500

		2,152,930

Building & Construction Products-Misc. - 0.1%

Interline Brands, Inc.
Company Guar. Notes
7.00% due 11/15/18*	450,000	451,688

Building Products-Cement - 0.1%

Cemex Finance LLC
Senior Sec. Notes
9.50% due 12/14/16	430,000	429,230
CRH America, Inc.
Company Guar. Notes
5.75% due 01/15/21	99,000	98,944

		528,174

Building-Heavy Construction - 0.2%

New Enterprise Stone & Lime Co.
Senior Notes
11.00% due 09/01/18*	995,000	955,200

Building-Residential/Commercial - 1.0%

Beazer Homes USA, Inc.
Senior Notes
9.13% due 05/15/19*	675,000	636,188
K. Hovnanian Enterprises, Inc.
Senior Notes
10.63% due 10/15/16	625,000	632,031
KB Home
Company Guar. Notes
9.10% due 09/15/17	400,000	420,000
Lennar Corp.
Company Guar. Notes
6.95% due 06/01/18	650,000	612,625
M/I Homes Inc
Senior Notes
8.63% due 11/15/18*	620,000	618,450
Standard Pacific Corp.
Company Guar. Notes
7.00% due 08/15/15	800,000	824,000
Standard Pacific Corp.
Sec. Notes
8.38% due 05/15/18	990,000	1,019,700

		4,762,994

Cable/Satellite TV - 1.2%

Comcast Corp.
Company Guar. Notes
5.90% due 03/15/16	800,000	917,036
COX Communications, Inc.
Notes
7.13% due 10/01/12	125,000	137,920
CSC Holdings LLC
Senior Notes
8.63% due 02/15/19	750,000	856,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
6.38% due 06/15/15	135,000	139,725
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
7.63% due 05/15/16	135,000	150,525
Echostar DBS Corp.
Company Guar. Notes
7.75% due 05/31/15	1,305,000	1,384,931
Insight Communications Co., Inc.
Senior Notes
9.38% due 07/15/18*	1,775,000	1,925,875
Time Warner Cable, Inc.
Company Guar. Notes
5.85% due 05/01/17	204,000	233,009

		5,745,896

Capacitors - 0.2%

Kemet Corp.
Sec. Notes
10.50% due 05/01/18*	825,000	907,500

Casino Hotels - 0.9%

Eldorado Casino Corp. (Shreveport)
Sec. Bonds
10.00% due 08/01/12(5)(7)	362,426	335,244
Eldorado Resorts LLC
Senior Notes
9.00% due 04/15/14(2)(5)	250,000	216,463
Harrah’s Operating Co., Inc.
Senior Sec. Notes
11.25% due 06/01/17	935,000	1,019,150
MGM Mirage, Inc.
Company Guar. Notes
6.75% due 04/01/13	685,000	652,462
MGM Mirage, Inc.
Senior Sec. Notes
11.13% due 11/15/17	925,000	1,045,250
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	920,000	938,975

		4,207,544

Casino Services - 0.1%

Chukchansi Economic Development Authority
Senior Notes
8.00% due 11/15/13*	715,000	465,644

Cellular Telecom - 0.2%

Nextel Communications, Inc.
Company Guar. Notes
7.38% due 08/01/15	750,000	723,750

Chemicals-Diversified - 0.5%

Dow Chemical Co.
Senior Notes
2.50% due 02/15/16	190,000	184,858
Dow Chemical Co.
Senior Notes
4.25% due 11/15/20	348,000	339,435
PPG Industries, Inc.
Senior Notes
1.90% due 01/15/16	53,000	51,395
PPG Industries, Inc.
Senior Notes
3.60% due 11/15/20	235,000	225,659
PPG Industries, Inc.
Senior Notes
5.50% due 11/15/40	108,000	107,995
Rohm & Haas Co.
Senior Notes
7.85% due 07/15/29	360,000	413,278
Solutia, Inc.
Company Guar. Notes
7.88% due 03/15/20	945,000	1,018,238
Union Carbide Corp.
Senior Notes
7.75% due 10/01/96	99,000	97,911

		2,438,769

Chemicals-Plastics - 0.5%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
Senior Sec. Notes
8.88% due 02/01/18	2,225,000	2,291,750

Chemicals-Specialty - 0.3%

Huntsman International LLC
Company Guar. Notes
8.63% due 03/15/21*	1,225,000	1,298,500

Circuit Boards - 0.1%

Viasystems, Inc.
Senior Sec. Notes
12.00% due 01/15/15*	510,000	571,200

Coal - 0.8%

Arch Coal, Inc.
Company Guar. Notes
8.75% due 08/01/16	825,000	905,437
Consol Energy, Inc.
Company Guar. Notes
8.00% due 04/01/17*	225,000	241,875
Consol Energy, Inc.
Company Guar. Notes
8.25% due 04/01/20*	830,000	898,475
Foresight Energy LLC / Foresight Energy Corp.
Company Guar. Notes
9.63% due 08/15/17*	1,075,000	1,139,500
Patriot Coal Corp.
Company Guar. Notes
8.25% due 04/30/18	535,000	535,000

		3,720,287

Commercial Services - 0.3%

Ceridian Corp.
Company Guar. Notes
11.25% due 11/15/15	1,625,000	1,564,062

Commercial Services-Finance - 0.0%

Moody’s Corp.
Senior Notes
5.50% due 09/01/20	160,000	162,336

Computer Services - 0.3%

Affiliated Computer Services, Inc.
Senior Notes
5.20% due 06/01/15	156,000	169,216
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	900,000	967,500
International Business Machines Corp.
Senior Notes
6.22% due 08/01/27	280,000	331,282

		1,467,998

Computers-Memory Devices - 0.2%

Spansion LLC
Company Guar. Notes
7.88% due 11/15/17*	870,000	886,313

Consumer Products-Misc. - 0.4%

American Achievement Corp.
Senior Notes
10.88% due 04/15/16*	960,000	950,400
Reynolds Group Issuer, Inc.
Senior Notes
9.00% due 04/15/19*	1,015,000	1,032,762

		1,983,162

Containers-Metal/Glass - 0.4%

Ball Corp.
Company Guar. Notes
5.75% due 05/15/21	215,000	210,700
Ball Corp.
Company Guar. Notes
7.38% due 09/01/19	866,000	941,775
Crown Cork & Seal Co., Inc.
Senior Notes
7.38% due 12/15/26	755,000	777,650

		1,930,125

Containers-Paper/Plastic - 0.3%

Berry Plastics Corp.
Senior Sec. Notes
8.25% due 11/15/15	325,000	339,625

Berry Plastics Corp.
Senior Sec. Notes
9.50% due 05/15/18	290,000	278,400
Berry Plastics Corp.
Senior Sec. Notes
9.75% due 01/15/21*	285,000	277,162
Graphic Packaging International, Inc.
Company Guar. Notes
9.50% due 06/15/17	400,000	434,000

		1,329,187

Cosmetics & Toiletries - 0.2%

Revlon Consumer Products Corp.
Sec. Notes
9.75% due 11/15/15	1,100,000	1,155,000

Data Processing/Management - 0.1%

Fiserv, Inc.
Company Guar. Notes
4.63% due 10/01/20	350,000	350,933

Decision Support Software - 0.2%

PGS Solutions
Company Guar. Notes
9.63% due 02/15/15	930,000	839,325

Dialysis Centers - 0.2%

DaVita, Inc.
Company Guar. Notes
6.63% due 11/01/20	875,000	867,344

Direct Marketing - 0.2%

Affinity Group, Inc.
Company Guar. Notes
9.00% due 02/15/12	901,000	891,990

Distribution/Wholesale - 0.4%

American Tire Distributors, Inc.
Senior Sec. Notes
9.75% due 06/01/17*	1,025,000	1,083,937
McJunkin Red Man Corp.
Senior Sec. Notes
9.50% due 12/15/16*	1,100,000	1,001,000

		2,084,937

Diversified Banking Institutions - 1.6%

Bank of America Corp.
Sub. Notes
5.42% due 03/15/17	6,000	5,948
Bank of America Corp. FRS
Jr. Sub. Bonds
8.00% due 01/30/18(6)	820,000	819,262
Bank of America Corp. FRS
Jr. Sub. Notes
8.13% due 05/15/18(6)	1,005,000	1,004,095
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	638,000	656,217
Citigroup, Inc.
Senior Notes
6.00% due 12/13/13	135,000	147,658
Citigroup, Inc.
Sub. Notes
6.00% due 10/31/33	140,000	131,141
GMAC LLC
Sub. Notes
8.00% due 12/31/18	1,500,000	1,515,000
Goldman Sachs Group, Inc.
Sub. Notes
5.63% due 01/15/17	162,000	170,572
Goldman Sachs Group, Inc.
Senior Notes
5.95% due 01/18/18	171,000	185,561
JPMorgan Chase Capital XXIII FRS
Ltd. Guar. Bonds
1.29% due 05/15/77	65,000	46,922
JPMorgan Chase & Co. FRS
Sub. Notes
1.55% due 09/01/15	162,000	159,801
JPMorgan Chase & Co.
Senior Notes
2.60% due 01/15/16	365,000	356,471
JPMorgan Chase & Co.
Senior Notes
4.25% due 10/15/20	998,000	975,249
JPMorgan Chase & Co. FRS
Jr. Sub Notes
7.90% due 04/30/18(6)	150,000	159,585
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	239,000	248,315
Morgan Stanley
Senior Notes
5.55% due 04/27/17	595,000	627,955
Morgan Stanley
Senior Notes
5.95% due 12/28/17	195,000	205,935
Nationsbank Corp.
Sub. Notes
7.25% due 10/15/25	49,000	51,183

		7,466,870

Diversified Financial Services - 0.9%

Citigroup Capital XXI FRS
Company Guar. Bonds
8.30% due 12/21/57	3,095,000	3,218,800
General Electric Capital Corp.
Senior Notes
2.25% due 11/09/15	371,000	359,553
General Electric Capital Corp.
Senior Notes
5.88% due 01/14/38	162,000	158,655
General Electric Capital Corp.
Senior Notes
6.15% due 08/07/37	740,000	750,644

		4,487,652

Diversified Manufacturing Operations - 0.0%

General Electric Co.
Senior Notes
5.25% due 12/06/17	85,000	93,015

E-Commerce/Services - 0.0%

Expedia, Inc.
Company Guar. Notes
5.95% due 08/15/20*	188,000	190,350

Electric-Distribution - 0.1%

Oglethorpe Power Corp.
1st. Mtg. Notes
5.38% due 11/01/40	360,000	357,385

Electric-Generation - 1.1%

AES Corp.
Senior Notes
8.00% due 10/15/17	815,000	847,600
AES Corp.
Senior Notes
8.00% due 06/01/20	400,000	418,000
Allegheny Energy Supply Co. LLC
Senior Notes
6.75% due 10/15/39*	351,000	342,095
Edison Mission Energy
Senior Notes
7.00% due 05/15/17	1,450,000	1,138,250
Edison Mission Energy
Senior Notes
7.63% due 05/15/27	370,000	266,400
Homer City Funding LLC
Senior Notes
8.14% due 10/01/19	217,750	203,596
Midwest Generation LLC
Pass Through Certs., Series B
8.56% due 01/02/16	225,610	227,867
Reliant Energy Mid-Atlantic Power Holdings LLC
Pass Through Certs., Series B
9.24% due 07/02/17	487,325	526,311
Reliant Energy Mid-Atlantic Power Holdings LLC
Pass Through Certs., Series C
9.68% due 07/02/26	300,000	320,250
Sithe/Independence Funding Corp.
Senior Notes
9.00% due 12/30/13	814,276	839,917

		5,130,286

Electric-Integrated - 0.8%

Ameren Energy Generating Co.
Senior Notes
6.30% due 04/01/20	196,000	194,685
CenterPoint Energy Houston Electric LLC
General Refunding Mtg.
7.00% due 03/01/14	208,000	242,196
Cleco Power LLC
Senior Notes
6.00% due 12/01/40	187,000	188,982
Dominion Resources, Inc.
Senior Notes
5.25% due 08/01/33	336,000	377,775
Energy East Corp.
Notes
6.75% due 07/15/36	144,000	153,049
Entergy Arkansas, Inc.
1st. Mtg. Notes
3.75% due 02/15/21	104,000	102,736
Exelon Generation Co. LLC
Senior Notes
5.75% due 10/01/41	480,000	466,203
Great Plains Energy, Inc.
Senior Notes
2.75% due 08/15/13	135,000	136,923
Kentucky Utilities Co.
1st. Mtg. Notes
5.13% due 11/01/40*	180,000	182,254
Mirant Americas Generation LLC
Senior Notes
8.50% due 10/01/21	680,000	657,900
Mirant Mid-Atlantic LLC
Pass Through Certs. Series B
9.13% due 06/30/17	237,050	256,014
Southern Energy, Inc.
Escrow Notes
7.90% due 07/15/09†(2)(5)	725,000	0
Teco Finance, Inc.
Company Guar. Notes
6.57% due 11/01/17	96,000	111,752
Teco Finance, Inc.
Company Guar. Notes
7.00% due 05/01/12	63,000	68,644
Texas Competitive Electric Holdings Co. LLC
Company Guar. Notes
10.25% due 11/01/15	1,480,000	880,600

		4,019,713

Electronic Components-Misc. - 0.3%

Jabil Circuit, Inc.
Senior Notes
7.75% due 07/15/16	675,000	754,312
Jabil Circuit, Inc.
Senior Notes
8.25% due 03/15/18	575,000	655,500

		1,409,812

Electronic Components-Semiconductors - 0.6%

Broadcom Corp.
Senior Notes
1.50% due 11/01/13*	174,000	173,942
Broadcom Corp.
Senior Notes
2.38% due 11/01/15*	174,000	173,398
Freescale Semiconductor, Inc.
Company Guar. Notes
9.13% due 12/15/14(8)	500,000	502,500
Freescale Semiconductor, Inc.
Senior Sec. Notes
9.25% due 04/15/18*	1,255,000	1,314,612

Freescale Semiconductor, Inc.
Senior Sec. Notes
10.13% due 03/15/18*	560,000	603,400
National Semiconductor Corp.
Senior Notes
3.95% due 04/15/15	145,000	150,836

		2,918,688

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.
Senior Notes
6.50% due 11/01/17	264,000	301,941

Energy-Alternate Sources - 0.3%

Headwaters, Inc.
Senior Sec. Notes
11.38% due 11/01/14	1,375,000	1,479,844

Enterprise Software/Service - 0.2%

Mantech International Corp.
Company Guar. Notes
7.25% due 04/15/18	850,000	879,750

Filtration/Separation Products - 0.0%

Polypore International, Inc.
Senior Notes
7.50% due 11/15/17*	190,000	192,375

Finance-Auto Loans - 0.6%

Ford Motor Credit Co. LLC
Senior Notes
8.00% due 12/15/16	1,455,000	1,598,532
Ford Motor Credit Co. LLC
Senior Notes
12.00% due 05/15/15	1,190,000	1,474,136

		3,072,668

Finance-Commercial - 0.0%

Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	153,000	159,807

Finance-Credit Card - 0.0%

Capital One Capital III, Ltd. Guar. Bonds
7.69% due 08/15/36	108,000	108,000

Finance-Investment Banker/Broker - 0.2%

Jefferies Group, Inc.
Senior Notes
3.88% due 11/09/15	280,000	276,966
Lehman Brothers Holdings Capital Trust VII FRS
Ltd. Guar. Notes
0.00% due 05/31/12†(6)(15)(16)	101,000	10
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(15)(16)	97,000	20,976
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(15)(16)	111,000	11
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(15)(16)	143,000	14
Merrill Lynch & Co., Inc.
Sub. Notes
6.05% due 05/16/16	283,000	290,395
Merrill Lynch & Co., Inc.
Senior Notes
6.40% due 08/28/17	323,000	346,255

		934,627

Finance-Other Services - 0.2%

SquareTwo Financial Corp.
Senior Sec. Notes
11.63% due 04/01/17*	940,000	904,750

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS
Company Guar. Notes
6.40% due 12/15/66*	800,000	588,000

Firearms & Ammunition - 0.2%

Freedom Group, Inc.
Senior Sec. Notes
10.25% due 08/01/15*	986,000	1,020,510

Food-Meat Products - 0.2%

Smithfield Foods, Inc.
Senior Sec. Notes
10.00% due 07/15/14*	725,000	819,250

Food-Misc. - 0.1%

Kraft Foods, Inc.
Senior Notes
6.50% due 02/09/40	414,000	475,775

Food-Retail - 0.1%

Ahold Finance USA LLC
Company Guar. Notes
6.88% due 05/01/29	241,000	273,011
Ingles Markets, Inc.
Senior Notes
8.88% due 05/15/17	400,000	432,000

		705,011

Funeral Services & Related Items - 0.6%

Carriage Services, Inc.
Company Guar. Notes
7.88% due 01/15/15	1,425,000	1,416,094
Service Corp. International
Senior Notes
8.00% due 11/15/21	1,175,000	1,233,750

		2,649,844

Gambling (Non-Hotel) - 0.3%

Downstream Development Authority
Senior Sec. Notes
12.00% due 10/15/15*	1,415,000	1,361,937
Waterford Gaming LLC
Senior Notes
8.63% due 09/15/14*	663,000	265,200

		1,627,137

Gas-Distribution - 0.0%

MXEnergy Holdings, Inc.
Senior Sec. Notes
13.25% due 08/01/14*(2)(5)	104,000	99,320

Gas-Transportation - 0.4%

Sabine Pass LNG LP
Company Guar. Senior Notes
7.25% due 11/30/13	435,000	418,688
Sabine Pass LNG LP
Senior Sec. Notes
7.50% due 11/30/16	1,455,000	1,342,237

		1,760,925

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.
Senior Sec. Notes
7.63% due 08/15/16	954,000	1,006,470

Health Care Cost Containment - 0.0%

Team Health, Inc.
Company Guar. Notes
11.25% due 12/01/13	139,000	141,780

Home Furnishings - 0.2%

Norcraft Cos. LP/Norcraft Finance Corp.
Senior Sec. Notes
10.50% due 12/15/15	900,000	954,000

Independent Power Producers - 1.1%

Calpine Corp.
Senior Sec. Notes
7.88% due 07/31/20*	995,000	1,004,950
Calpine Corp.
Escrow Notes
8.75% due 07/15/13†(2)(5)	1,615,000	0
Dynegy-Roseton / Danskammer
Pass Through Certs., Series B
7.67% due 11/08/16	2,050,000	1,916,750
GenOn Escrow Corp.
Senior Notes
9.50% due 10/15/18*	425,000	403,750
GenOn Escrow Corp.
Senior Notes
9.88% due 10/15/20*	425,000	404,813
NGC Corp. Capital Trust I
Company Guar. Bonds
8.32% due 06/01/27	700,000	308,000
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	475,000	477,375
NRG Energy, Inc.
Company Guar. Notes
8.25% due 09/01/20*	925,000	927,312

		5,442,950

Insurance-Life/Health - 0.2%

Jefferson-Pilot Corp.
Senior Notes
4.75% due 01/30/14	145,000	152,850
Nationwide Financial Services, Inc.
Senior Notes
5.90% due 07/01/12	187,000	198,132
Protective Life Corp.
Senior Notes
8.45% due 10/15/39	396,000	425,495
Prudential Financial, Inc.
Senior Notes
4.50% due 11/15/20	304,000	301,408

		1,077,885

Insurance-Multi-line - 0.6%

Genworth Financial, Inc.
Senior Notes
4.95% due 10/01/15	150,000	148,762
Hartford Financial Services Group, Inc.
Senior Notes
5.50% due 10/15/16	160,000	168,379
Hartford Financial Services Group, Inc. FRS
Jr. Sub. Notes
8.13% due 06/15/68	1,600,000	1,688,000
MetLife, Inc.
Senior Notes
6.75% due 06/01/16	250,000	293,336
Metropolitan Life Global Funding I
Senior Sec. Notes
2.88% due 09/17/12*	280,000	287,802
Nationwide Mutual Insurance Co.
Notes
9.38% due 08/15/39*	280,000	324,771

		2,911,050

Insurance-Mutual - 0.5%

Liberty Mutual Group, Inc.
Senior Notes
5.75% due 03/15/14*	135,000	141,512
Liberty Mutual Group, Inc.
Senior Notes
6.50% due 03/15/35*	182,000	161,398
Liberty Mutual Group, Inc.
Company Guar. Notes
7.80% due 03/07/87*	295,000	292,050
Liberty Mutual Group, Inc. FRS
Company Guar. Bonds
10.75% due 06/15/88*	1,415,000	1,726,300

		2,321,260

Investment Companies - 0.1%

Fox Acquisition Sub LLC
Senior Notes
13.38% due 07/15/16*	410,000	447,925

Machinery-Farming - 0.2%

Case New Holland, Inc.
Senior Notes
7.88% due 12/01/17*	745,000	821,363

CNH America LLC
Company Guar. Notes
7.25% due 01/15/16	130,000	140,400

		961,763

Medical Instruments - 0.1%

Accellent, Inc.
Senior Sec. Notes
8.38% due 02/01/17	525,000	530,250

Medical Labs & Testing Services - 0.0%

Laboratory Corp. of America Holdings
Senior Notes
4.63% due 11/15/20	180,000	182,798

Medical Products - 0.2%

Becton Dickinson and Co.
Senior Notes
7.00% due 08/01/27	244,000	300,285
Universal Hospital Services, Inc.
Senior Sec. Notes
8.50% due 06/01/15(8)	600,000	615,000

		915,285

Medical-Biomedical/Gene - 0.2%

Bio-Rad Laboratories, Inc.
Senior Sub. Notes
8.00% due 09/15/16	1,090,000	1,190,825

Medical-Drugs - 0.0%

Schering-Plough Corp.
Company Guar. Notes
6.00% due 09/15/17	191,000	228,839

Medical-HMO - 0.1%

Aetna, Inc.
Senior Notes.
6.75% due 12/15/37	280,000	319,805
UnitedHealth Group, Inc.
Senior Notes
5.25% due 03/15/11	145,000	146,803

		466,608

Medical-Hospitals - 1.7%

Capella Healthcare, Inc.
Company Guar. Notes
9.25% due 07/01/17*	1,000,000	1,053,750
HCA, Inc.
Senior Notes
7.50% due 11/15/95	1,625,000	1,287,812
HCA, Inc.
Senior Sec. Notes
8.50% due 04/15/19	3,160,000	3,444,400
Select Medical Corp.
Company Guar. Notes
7.63% due 02/01/15	1,450,000	1,442,750
Tenet Healthcare Corp.
Senior Notes
9.25% due 02/01/15	975,000	1,038,375

		8,267,087

Mining Services - 0.1%

Noranda Aluminum Acquisition Corp. FRS
Company Guar. Notes
4.44% due 11/15/14(8)	578,762	512,204

MRI/Medical Diagnostic Imaging - 0.2%

Radnet Management, Inc.
Senior Notes
10.38% due 04/01/18*	1,025,000	943,000

Multimedia - 0.4%

Haights Cross Operating Co. FRS
Bonds
13.00% due 03/15/14†(2)(5)	57,636	55,835
Historic TW, Inc.
Company Guar. Notes
6.63% due 05/15/29	140,000	155,785
NBC Universal, Inc.
Senior Notes
2.88% due 04/01/16*	310,000	308,589
NBC Universal, Inc.
Senior Notes
5.95% due 04/01/41*	400,000	408,484
NBC Universal, Inc.
Senior Notes
6.40% due 04/30/40*	200,000	213,286
News America, Inc.
Company Guar. Notes
6.20% due 12/15/34	395,000	416,924
Time Warner Cos., Inc.
Company Guar. Notes
6.95% due 01/15/28	286,000	327,311

		1,886,214

Music - 0.2%

WMG Acquisition Corp.
Senior Sec. Notes
9.50% due 06/15/16	890,000	927,825

Non-Ferrous Metals - 0.0%

Renco Metals, Inc.
Bonds
11.50% due 07/01/03†(2)(5)(14)(17)	75,000	0

Non-Hazardous Waste Disposal - 0.3%

Allied Waste North America, Inc.
Company Guar. Notes
7.13% due 05/15/16	155,000	164,494
Casella Waste Systems, Inc.
Senior Sec. Notes
11.00% due 07/15/14	525,000	572,250
Republic Services, Inc.
Company Guar. Notes
5.25% due 11/15/21	216,000	237,232
Waste Management, Inc.
Company Guar. Notes
6.13% due 11/30/39	235,000	254,724

		1,228,700

Oil Companies-Exploration & Production - 2.3%

Alta Mesa Holdings/Alta Mesa Finance Services Corp.
Senior Notes
9.63% due 10/15/18*	375,000	367,500
Apache Corp.
Senior Notes
3.63% due 02/01/21	157,000	155,383
ATP Oil & Gas Corp.
Senior Sec. Notes
11.88% due 05/01/15*	575,000	513,188
Belden & Blake Corp.
Company Guar. Sec. Notes
8.75% due 07/15/12	80,000	76,000
Carrizo Oil & Gas, Inc.
Senior Notes
8.63% due 10/15/18*	775,000	771,125
Chaparral Energy, Inc.
Company Guar. Notes
8.50% due 12/01/15	1,410,000	1,392,375
Chesapeake Energy Corp.
Company Guar. Notes
6.88% due 08/15/18	360,000	367,200
Chesapeake Energy Corp.
Senior Notes
9.50% due 02/15/15	325,000	364,000
Encore Acquisition Co.
Senior Notes
9.50% due 05/01/16	490,000	539,000
EOG Resources, Inc.
Senior Notes
4.10% due 02/01/21	300,000	300,110
Hilcorp Energy I LP
Senior Notes
7.75% due 11/01/15*	670,000	688,425
Hilcorp Energy I LP
Senior Notes
9.00% due 06/01/16*	200,000	210,000
Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes
7.63% due 04/15/21*	450,000	461,250
Kerr-McGee Corp.
Company Guar. Notes
6.95% due 07/01/24	251,000	274,630
Linn Energy LLC/Linn Energy Finance Corp.
Senior Notes
8.63% due 04/15/20*	1,850,000	1,961,000
Pioneer Natural Resources Co.
Company Guar. Notes
7.20% due 01/15/28	295,000	312,837
Pioneer Natural Resources Co.
Senior Notes
7.50% due 01/15/20	515,000	574,530
Plains Exploration & Production Co.
Company Guar. Notes
7.75% due 06/15/15	250,000	259,375
Plains Exploration & Production Co.
Company Guar. Notes
10.00% due 03/01/16	325,000	360,750
QEP Resources, Inc.
Senior Notes
6.88% due 03/01/21	725,000	764,875
Range Resources Corp.
Company Guar. Notes
6.75% due 08/01/20	95,000	98,325

		10,811,878

Oil Companies-Integrated - 0.1%

Hess Corp.
Senior Notes
5.60% due 02/15/41	131,000	130,987
Hess Corp.
Senior Notes
7.88% due 10/01/29	330,000	417,080

		548,067

Oil Refining & Marketing - 0.2%

Reliance Holdings USA, Inc.
Company Guar. Notes
4.50% due 10/19/20*	766,000	728,357
Western Refining, Inc.
Senior Sec. Notes
11.25% due 06/15/17*	245,000	257,556

		985,913

Oil-Field Services - 0.4%

Basic Energy Services, Inc.
Senior Sec. Notes
11.63% due 08/01/14	685,000	756,925
Exterran Holdings, Inc.
Company Guar. Notes
7.25% due 12/01/18*	615,000	615,000
Helix Energy Solutions Group, Inc.
Company Guar. Notes
9.50% due 01/15/16*	700,000	728,000

		2,099,925

Paper & Related Products - 1.0%

Caraustar Industries, Inc.
Senior Sec. Notes
10.00% due 08/15/14(5)(8)	95,776	89,551
Cellu Tissue Holdings, Inc.
Senior Sec. Notes
11.50% due 06/01/14	400,000	469,000
Georgia-Pacific LLC
Company Guar. Notes
5.40% due 11/01/20*	95,000	93,991
Georgia-Pacific LLC
Senior Notes
7.75% due 11/15/29	1,840,000	2,070,000
Mercer International, Inc.
Senior Notes
9.50% due 12/01/17*	205,000	205,000
Verso Paper Holdings LLC / Verso Paper, Inc.
Senior Sec. Notes
9.13% due 08/01/14	125,000	124,063

Verso Paper Holdings LLC/Verso Paper, Inc.
Senior Sec. Notes
11.50% due 07/01/14	300,000	325,500
Westvaco Corp.
Company Guar. Notes
8.20% due 01/15/30	1,150,000	1,234,259

		4,611,364

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.
Senior Sec. Notes
9.75% due 03/01/18*	574,000	562,520

Physicians Practice Management - 0.4%

US Oncology, Inc.
Senior Sec. Notes
9.13% due 08/15/17	1,400,000	1,687,000

Pipelines - 1.3%

Copano Energy LLC/Copano Energy Finance Corp.
Company Guar. Notes
7.75% due 06/01/18	600,000	600,000
El Paso Corp.
Senior Notes
6.50% due 09/15/20*	100,000	104,000
El Paso Pipeline Partners Operating Co. LLC
Company Guar. Notes
6.50% due 04/01/20	446,000	478,330
Energy Transfer Equity LP
Company Guar. Notes
7.50% due 10/15/20	950,000	983,250
Enterprise Products Operating LLC
Company Guar. Notes
5.20% due 09/01/20	90,000	95,650
Genesis Energy LP/Genesis Energy Finance Corp.
Company Guar. Notes
7.88% due 12/15/18*	375,000	371,719
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
6.75% due 11/01/20	310,000	309,225
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
8.50% due 07/15/16	300,000	312,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
8.75% due 04/15/18	565,000	607,375
Plains All American Pipeline LP
Company Guar. Notes
5.63% due 12/15/13	260,000	283,133
Plains All American Pipeline LP
Company Guar. Notes
6.50% due 05/01/18	214,000	245,852
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes
6.88% due 12/01/18	520,000	525,200
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes
9.38% due 06/01/16	400,000	439,000
Rockies Express Pipeline LLC
Senior Notes
5.63% due 04/15/20*	198,000	196,352
Southern Star Central Corp.
Senior Notes
6.75% due 03/01/16	350,000	350,000
Williams Partners LP
Senior Notes
7.50% due 06/15/11	363,000	374,898

		6,276,734

Printing-Commercial - 0.2%

Valassis Communications, Inc.
Company Guar. Notes
8.25% due 03/01/15	805,000	843,238

Publishing-Books - 0.2%

TL Acquisitions, Inc.
Senior Notes
10.50% due 01/15/15*	990,000	990,000

Real Estate Investment Trusts - 0.6%

Brandywine Operating Partnership LP
Company Guar. Notes
5.70% due 05/01/17	78,000	79,304
Developers Diversified Realty Corp.
Senior Notes
7.88% due 09/01/20	700,000	802,164
DuPont Fabros Technology LP
Company Guar. Notes
8.50% due 12/15/17	925,000	1,001,313
Federal Realty Investors Trust
Senior Notes
5.90% due 04/01/20	65,000	71,535
Sabra Health Care LP/Sabra Capital Corp.
Company Guar. Notes
8.13% due 11/01/18*	720,000	727,200

		2,681,516

Real Estate Operations & Development - 0.2%

First Industrial LP
Senior Notes
5.75% due 01/15/16	875,000	783,148
Regency Centers LP
Company Guar. Notes
4.80% due 04/15/21	198,000	196,629

		979,777

Recycling - 0.0%

Aleris International, Inc.
Escrow Notes
9.00% due 12/15/14†(5)	1,625,000	3,413

Rental Auto/Equipment - 0.7%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
9.63% due 03/15/18	650,000	680,875
Hertz Corp.
Company Guar. Notes
7.50% due 10/15/18*	800,000	808,000
RSC Equipment Rental, Inc.
Senior Notes
9.50% due 12/01/14	990,000	1,019,700
United Rentals North America, Inc.
Company Guar. Notes
8.38% due 09/15/20	900,000	888,750

		3,397,325

Retail-Apparel/Shoe - 0.2%

Giraffe Acquisition Corp.
Senior Notes
9.13% due 12/01/18*	150,000	150,750
Limited Brands, Inc.
Senior Notes
6.95% due 03/01/33	470,000	439,450
Limited Brands, Inc.
Company Guar. Notes
7.00% due 05/01/20	75,000	79,875
Limited Brands, Inc.
Company Guar. Notes
8.50% due 06/15/19	210,000	242,025

		912,100

Retail-Drug Store - 0.4%

CVS Caremark Corp.
Senior Notes
6.25% due 06/01/27	355,000	395,943
Rite Aid Corp.
Senior Sec. Notes
10.25% due 10/15/19	975,000	1,011,563
Rite Aid Corp.
Senior Sec. Notes
10.38% due 07/15/16	350,000	363,125

		1,770,631

Retail-Music Store - 0.0%

MTS, Inc.
Escrow Notes
10.00% due 03/15/09†(2)(4)(5)	15,273	153

Retail-Propane Distribution - 0.2%

Ferrellgas LP/Ferrellgas Finance Corp.
Senior Notes
6.50% due 05/01/21*	415,000	408,775
Inergy LP/Inergy Finance Corp.
Company Guar. Notes
7.00% due 10/01/18*	215,000	220,375
Inergy LP/Inergy Finance Corp.
Company Guar. Notes
8.25% due 03/01/16	515,000	535,600

		1,164,750

Retail-Regional Department Stores - 0.5%

Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.38% due 03/15/37	225,000	221,625
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.65% due 07/15/24	440,000	442,200
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.90% due 04/01/29	1,365,000	1,371,825
Macy’s Retail Holdings, Inc.
Company Guar. Notes
7.45% due 10/15/16	360,000	395,100

		2,430,750

Retail-Restaurants - 0.5%

Dave & Buster’s, Inc.
Company Guar. Notes
11.00% due 06/01/18	250,000	270,000
DineEquity, Inc.
Senior Notes
9.50% due 10/30/18*	675,000	698,625
Landry’s Restaurants, Inc.
Senior Sec. Notes
11.63% due 12/01/15	870,000	922,200
Wendy’s/Arby’s Restaurants LLC
Company Guar. Notes
10.00% due 07/15/16	450,000	490,500

		2,381,325

Retail-Toy Stores - 0.3%

Toys R Us Property Co. II LLC
Senior Sec. Notes
8.50% due 12/01/17	1,200,000	1,275,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC
Company Guar. Notes
11.00% due 06/01/07†(2)(5)(14)(17)	25,000	0

Savings & Loans/Thrifts - 0.0%

Amsouth Bank NA
Sub. Notes
4.85% due 04/01/13	140,000	130,900

Seismic Data Collection - 0.1%

Geokinetics Holdings USA, Inc.
Senior Sec. Notes
9.75% due 12/15/14	745,000	683,538

Special Purpose Entities - 0.3%

Capital One Capital V, Ltd.
Guar. Notes
10.25% due 08/15/39	775,000	819,563
Goldman Sachs Capital I
Company Guar. Notes
6.35% due 02/15/34	143,000	133,395
Goldman Sachs Capital III FRS
Company Guar. Notes
1.07% due 09/01/12(6)	178,000	123,265

Local TV Finance LLC
Senior Notes
10.00% due 06/15/15*(8)	260,808	237,335

		1,313,558

Steel-Producers - 0.3%

Ryerson, Inc. VRS
Senior Sec. Notes
12.00% due 11/01/15	450,000	461,813
Steel Dynamics, Inc.
Company Guar. Notes
6.75% due 04/01/15	185,000	186,850
Steel Dynamics, Inc.
Company Guar. Notes
7.75% due 04/15/16	895,000	941,987

		1,590,650

Storage/Warehousing - 0.1%

Mobile Mini, Inc.
Company Guar. Notes
7.88% due 12/01/20*	425,000	435,094

Telecom Services - 0.8%

Cincinnati Bell Telephone Co. LLC
Company Guar. Notes
7.18% due 12/15/23	25,000	21,875
Cincinnati Bell Telephone Co. LLC
Company Guar. Notes
7.20% due 11/29/23	125,000	109,375
Cincinnati Bell Telephone Co. LLC
Company Guar. Notes
7.27% due 12/11/23	250,000	218,750
PAETEC Escrow Corp.
Senior Notes
9.88% due 12/01/18*	290,000	286,375
PAETEC Holding Corp.
Senior Sec. Notes
8.88% due 06/30/17	1,200,000	1,254,000
Qwest Corp.
Senior Notes
8.88% due 03/15/12	636,000	691,650
SBA Telecommunications, Inc.
Company Guar. Notes
8.25% due 08/15/19	995,000	1,089,525

		3,671,550

Telecommunication Equipment - 0.1%

Harris Corp.
Notes
4.40% due 12/15/20	99,000	98,435
Harris Corp.
Senior Notes
6.15% due 12/15/40	180,000	179,017

		277,452

Telephone-Integrated - 1.2%

Cincinnati Bell, Inc.
Company Guar. Notes
8.25% due 10/15/17	775,000	751,750
Cincinnati Bell, Inc.
Company Guar. Notes
8.38% due 10/15/20	550,000	511,500
Frontier Communications Corp.
Senior Notes
8.13% due 10/01/18	625,000	687,500
Frontier Communications Corp.
Senior Notes
8.25% due 04/15/17	250,000	275,000
Frontier Communications Corp.
Senior Notes
8.50% due 04/15/20	250,000	275,000
Level 3 Financing, Inc.
Company Guar. Notes
10.00% due 02/01/18	700,000	644,000
Qwest Communications International, Inc.
Company Guar. Notes, Series B
7.50% due 02/15/14	105,000	106,050
Qwest Communications International, Inc.
Company Guar. Notes
8.00% due 10/01/15	885,000	940,312
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	975,000	828,750
Sprint Capital Corp.
Company Guar. Notes
8.75% due 03/15/32	525,000	519,750
Verizon Virginia, Inc.
Senior Notes
4.63% due 03/15/13	125,000	133,143
Windstream Corp.
Company Guar. Notes
7.88% due 11/01/17	250,000	262,500

		5,935,255

Television - 0.2%

CBS Corp.
Company Guar. Notes
5.90% due 10/15/40	180,000	171,503
Umbrella Acquisition, Inc.
Company Guar. Notes
10.50% due 03/15/15*(8)	760,323	804,042
Young Broadcasting, Inc.
Escrow Notes
8.75% due 01/15/14†(2)(5)	230,000	0
Young Broadcasting, Inc.
Escrow Notes
10.00% due 03/01/11†(2)(5)	510,000	0

		975,545

Transport-Air Freight - 0.3%

Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-2
6.88% due 01/02/11	77,620	75,291

Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-1
7.20% due 01/02/19	371,563	353,914
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class B
7.63% due 01/02/15	407,231	350,218
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/19	471,624	458,655

		1,238,078

Transport-Equipment & Leasing - 0.0%

GATX Corp.
Senior Notes
3.50% due 07/15/16	160,000	161,212

Transport-Rail - 0.1%

CSX Corp.
Senior Notes
3.70% due 10/30/20	354,000	347,072

Transport-Services - 0.3%

Bristow Group, Inc.
Company Guar. Notes
7.50% due 09/15/17	1,055,000	1,107,750
Ryder System, Inc.
Notes
3.60% due 03/01/16	117,000	118,643

		1,226,393

Web Hosting/Design - 0.2%

Equinix, Inc.
Senior Notes
8.13% due 03/01/18	925,000	968,937

Wire & Cable Products - 0.1%

Coleman Cable, Inc.
Company Guar. Notes
9.00% due 02/15/18	550,000	573,375

Wireless Equipment - 0.1%

Motorola, Inc.
Senior Notes
6.50% due 09/01/25	308,000	328,380

Total U.S. Corporate Bonds & Notes
(cost $201,451,109)		205,121,687

FOREIGN CORPORATE BONDS & NOTES - 7.5%
Banks-Commercial - 1.0%

Akbank TAS
Senior Notes
5.13% due 07/22/15*	440,000	438,460
Banco ABC Brasil SA
Sub. Notes
7.88% due 04/08/20*	430,000	438,600
Banco Cruzeiro do Sul SA
Sub. Notes
8.88% due 09/22/20*	450,000	451,160
Banco Internacional del Peru SAA
Senior Notes
5.75% due 10/07/20*	290,000	284,200
Bangkok Bank PCL
Senior Notes
4.80% due 10/18/20*	825,000	804,377
Barclays Bank PLC FRS
Jr. Sub. Bonds
5.93% due 12/15/16*(6)	225,000	202,500
Barclays Bank PLC
Sub. Notes
6.05% due 12/04/17*	140,000	147,230
Barclays Bank PLC FRS
Jr. Sub. Notes
6.86% due 06/15/32*(6)	124,000	117,800
BOM Capital PLC
Senior Notes
6.70% due 03/11/15*	470,000	475,875
Groupe BPCE FRS
Notes
2.78% due 03/30/11(6)	78,000	54,047
ICICI Bank, Ltd.
Senior Notes
5.75% due 11/16/20*	435,000	430,523
ING Bank NV
Senior Notes
2.00% due 10/18/13*	204,000	203,415
Nordea Bank AB FRS
Jr. Sub. Bonds
8.38% due 03/25/15(6)	120,000	127,140
Rabobank Nederland NV
Company Guar. Notes
2.13% due 10/13/15	226,000	222,980
Royal Bank of Scotland PLC
Bank Guar. Notes
3.95% due 09/21/15	270,000	271,596
Westpac Banking Corp. FRS
Jr. Sub. Notes
0.65% due 03/31/11(6)	570,000	350,550

		5,020,453

Banks-Money Center - 0.1%

Lloyds TSB Bank PLC
Company Guar. Notes
6.50% due 09/14/20*	366,000	337,446

Building & Construction Products-Misc. - 0.2%

Corp GEO SAB de CV
Company Guar. Notes
9.25% due 06/30/20*	240,000	274,200
Desarrolladora Homex SAB de CV
Company Guar. Notes
9.50% due 12/11/19*	440,000	501,600
Urbi Desarrollos Urbanos SAB de CV
Company Guar. Notes
9.50% due 01/21/20*	330,000	377,850

		1,153,650

Building Products-Cement - 0.1%

Rearden G Holdings EINS GmbH
Company Guar. Notes
7.88% due 03/30/20*	330,000	351,450

Cellular Telecom - 0.0%

Telefonica Moviles Chile SA
Senior Notes
2.88% due 11/09/15*	117,000	114,579

Chemicals-Diversified - 0.2%

OXEA Finance/Cy SCA
Senior Sec. Notes
9.50% due 07/15/17*	745,000	807,017

Chemicals-Plastics - 0.3%

Montell Finance Co. BV
Company Guar. Notes
8.10% due 03/15/27*	1,175,000	1,227,875

Coal - 0.1%

Indo Integrated Energy II BV
Company Guar. Notes
9.75% due 11/05/16*	400,000	444,000

Diamonds/Precious Stones - 0.1%

ALROSA Finance SA
Company Guar. Notes
7.75% due 11/03/20*	435,000	442,579

Diversified Banking Institutions - 0.1%

BNP Paribas
Bank Guar. Notes
4.80% due 06/24/15*	135,000	144,307
Credit Agricole SA FRS
Jr. Sub. Bonds
6.64% due 05/31/17*(6)	46,000	40,020
Natixis FRS
Sub. Notes
0.54% due 01/15/19	100,000	85,158

		269,485

Diversified Minerals - 0.0%

BHP Billiton Finance USA, Ltd.
Company Guar. Notes
6.42% due 03/01/26	119,000	136,150

Diversified Operations - 0.1%

Kuwait Projects Co.
Company Guar. Notes
9.38% due 07/15/20	500,000	530,000

Electric-Generation - 0.1%

AES Andres Dominicana/Itabo Dominicana
Company Guar. Notes
9.50% due 11/12/20*	445,000	453,900

Electric-Integrated - 0.2%

Dubai Electricity & Water Authority
Senior Notes
7.38% due 10/21/20*	800,000	740,000

Finance-Other Services - 0.2%

Biz Finance PLC for Ukreximbank
Senior Notes
8.38% due 04/27/15	380,000	381,425
DTEK Finance BV
Company Guar. Notes
9.50% due 04/28/15*	340,000	351,900

		733,325

Forestry - 0.1%

China Forestry Holdings, Ltd.
Company Guar. Notes
7.75% due 11/17/15*	430,000	416,689
Sino-Forest Corp.
Company Guar. Notes
6.25% due 10/21/17*	199,000	198,112

		614,801

Gold Mining - 0.2%

Gold Fields Orogen Holding BVI, Ltd.
Company Guar. Notes
4.88% due 10/07/20*	958,000	929,517

Import/Export - 0.2%

Marfrig Overseas, Ltd.
Company Guar. Notes
9.50% due 05/04/20*	420,000	432,600
Minerva Overseas II, Ltd.
Company Guar. Notes
10.88% due 11/15/19*	420,000	439,690

		872,290

Independent Power Producers - 0.0%

AES Drax Energy, Ltd.
Sec. Notes
11.50% due 08/30/10†(2)(5)(14)(18)	175,000	0

Insurance-Multi-line - 0.5%

Aegon NV FRS
Sub. Notes
2.63% due 07/15/14(6)	62,000	37,876
Catlin Insurance Co., Ltd. FRS
Notes
7.25% due 01/19/17*(6)	2,010,000	1,788,900
XL Capital, Ltd.
Senior Notes
5.25% due 09/15/14	219,000	230,939
XL Capital, Ltd.
Senior Notes
6.38% due 11/15/24	142,000	144,159

		2,201,874

Insurance-Reinsurance - 0.0%

Validus Holdings, Ltd.
Senior Notes
8.88% due 01/26/40	191,000	206,209

Metal-Diversified - 0.0%

Xstrata Canada Corp.
Company Guar. Notes
7.35% due 06/05/12	196,000	211,138

Oil & Gas Drilling - 0.1%

Transocean, Inc.
Company Guar. Notes
4.95% due 11/15/15	245,000	255,432

Oil Companies-Exploration & Production - 0.6%

Alliance Oil Co., Ltd.
Senior Notes
9.88% due 03/11/15*	420,000	435,750
Compton Petroleum Finance Corp.
Company Guar. Notes
10.00% due 09/15/17	690,740	576,768
Gazprom Via Gaz Capital SA
Senior Notes
9.25% due 04/23/19	350,000	425,688
KazMunayGas National Co.
Senior Notes
6.38% due 04/09/21*	440,000	430,650
Nexen, Inc.
Senior Notes
5.88% due 03/10/35	193,000	193,501
OPTI Canada, Inc.
Senior Sec. Notes
7.88% due 12/15/14	1,215,000	835,312
OPTI Canada, Inc.
Senior Sec. Notes
8.25% due 12/15/14	235,000	163,325

		3,060,994

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC
Company Guar. Notes
3.13% due 10/01/15	319,000	320,909
BP Capital Markets PLC
Company Guar. Notes
3.88% due 03/10/15	265,000	275,884
Lukoil International Finance BV
Company Guar. Notes
6.13% due 11/09/20*	180,000	176,400
Norsk Hydro A/S
Company Guar. Notes
7.15% due 11/15/25	387,000	478,325
Total Capital SA
Company Guar. Notes
2.30% due 03/15/16	286,000	284,401

		1,535,919

Paper & Related Products - 0.1%

PE Paper Escrow GmbH
Senior Sec. Notes
12.00% due 08/01/14*	275,000	320,031

Petrochemicals - 0.1%

Braskem Finance, Ltd.
Company Guar. Notes
7.00% due 05/07/20*	410,000	426,400

Pipelines - 0.0%

TransCanada Pipelines, Ltd. FRS
Jr. Sub. Notes
6.35% due 05/15/67	222,000	219,261

Real Estate Operations & Development - 0.2%

Atlantic Finance, Ltd.
Company Guar. Notes
8.75% due 05/27/14	200,000	209,500
Country Garden Holdings Co.
Senior Notes
11.25% due 04/22/17*	570,000	591,375
Shimao Property Holdings, Ltd.
Company Guar.
9.65% due 08/03/17	310,000	309,436

		1,110,311

Satellite Telecom - 0.5%

Intelsat Intermediate Holding Co., Ltd.
Company Guar. Bonds
9.50% due 02/01/15(12)	2,245,000	2,312,350

Special Purpose Entities - 0.6%

Alfa Bank OJSC Via Alfa Bond Issuance PLC
Company Guar. Notes
7.88% due 09/25/17*	790,000	792,630
ConocoPhillips Canada Funding Co. I
Notes
5.63% due 10/15/16	330,000	385,738
Hellas Telecommunications Luxembourg II FRS
Sub. Notes
0.00% due 01/15/15†*(15)(16)	560,000	1,400
IPIC GMTN, Ltd.
Company Guar. Notes
5.00% due 11/15/20*	337,000	329,056
LBG Capital No.1 PLC FRS
Bank Guar. Notes
8.00% due 06/15/20*(6)	850,000	773,500
SMFG Preferred Capital, Ltd. FRS
Jr. Sub. Notes
6.08% due 01/25/17*(6)	121,000	119,639
Vnesheconombank Via VEB Finance, Ltd.
Bank Guar. Notes
5.45% due 11/22/17*	430,000	424,865

		2,826,828

Steel-Producers - 0.3%

Gerdau Trade, Inc.
Company Guar. Notes
5.75% due 01/30/21*	520,000	527,952
Severstal OAO Via Steel Capital SA
Notes
6.70% due 10/25/17*	800,000	785,294

		1,313,246

SupraNational Banks - 0.0%

Asian Development Bank
Senior Bonds
5.82% due 06/16/28	112,000	129,737

Telecom Services - 0.2%

Wind Acquisition Finance SA
Senior Sec. Notes
7.25% due 02/15/18*	1,135,000	1,117,975

Telephone-Integrated - 0.4%

Axtel SAB de CV
Company Guar. Notes
9.00% due 09/22/19	360,000	331,200

British Telecommunications PLC
Bonds
9.88% due 12/15/30		170,000	226,637
Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15		423,000	448,592
Telefonica Emisiones SAU FRS
Company Guar. Notes
0.62% due 02/04/13		135,000	132,595
Telefonos de Mexico SAB de CV
Senior Notes
5.50% due 01/27/15		136,000	150,833
Telemar Norte Leste SA
Senior Notes
5.50% due 10/23/20*		400,000	397,000
Virgin Media Finance PLC
Company Guar. Notes
8.38% due 10/15/19		420,000	460,950

			2,147,807

Transport-Marine - 0.1%

SCF Capital, Ltd.
Company Guar. Notes
5.38% due 10/27/17*		445,000	424,801

Transport-Rail - 0.1%

Canadian Pacific Railway Co.
Notes
6.50% due 05/15/18		300,000	351,165

Transport-Services - 0.1%

Asciano Finance, Ltd.
Company Guar. Notes
3.13% due 09/23/15*		328,000	324,552

Total Foreign Corporate Bonds & Notes
(cost $35,718,154)			35,674,547

FOREIGN GOVERNMENT AGENCIES - 25.8%
Sovereign - 25.8%

Dominican Republic
Senior Bonds
7.50% due 05/06/21*		330,000	363,033
Federal Republic of Brazil
Senior Notes
5.63% due 01/07/41		3,166,000	3,268,895
Federal Republic of Brazil
Senior Bonds
7.13% due 01/20/37		1,210,000	1,491,325
Federal Republic of Brazil
Notes
8.00% due 01/15/18		1,508,333	1,798,687
Federal Republic of Brazil
Bonds
8.25% due 01/20/34		1,300,000	1,787,500
Federal Republic of Brazil
Notes
8.75% due 02/04/25		1,410,000	2,016,300
Federal Republic of Brazil
Senior Bonds
10.25% due 01/10/28	BRL	2,500,000	1,500,350
Federal Republic of Brazil
Senior Bonds
12.50% due 01/05/22	BRL	1,400,000	963,490
Federal Republic of Germany
Bonds
4.25% due 07/04/39	EUR	665,000	1,041,982
Government of Australia
Bonds
5.75% due 06/15/11	AUD	3,290,000	3,171,723
Government of Australia
Bonds
6.00% due 02/15/17	AUD	550,000	546,717
Government of Bermuda
Senior Notes
5.60% due 07/20/20*		265,000	283,881
Government of Canada
Bonds
1.25% due 06/01/11	CAD	2,310,000	2,251,471
Government of Canada
Bonds
4.25% due 06/01/18	CAD	3,460,000	3,698,194
Government of Canada
Bonds
5.75% due 06/01/29	CAD	2,040,000	2,601,494
Government of Finland
Senior Bonds
4.38% due 07/04/19	EUR	175,000	253,895
Government of Japan
Senior Bonds
2.10% due 03/20/27	JPY	183,600,000	2,287,438
Government of Poland
Bonds
5.00% due 10/24/13	PLN	4,000,000	1,288,932
Kingdom of Bahrain
Senior Notes
5.50% due 03/31/20*		335,000	343,445
Kingdom of Norway
Bonds
4.25% due 05/19/17	NOK	23,450,000	4,047,629
Kingdom of Norway
Bonds
5.00% due 05/15/15	NOK	25,010,000	4,432,551
Kingdom of Sweden
Bonds
4.25% due 03/12/19	SEK	19,480,000	3,023,024
Kingdom of Sweden
Bonds
5.39% due 08/12/15	SEK	28,045,000	4,359,370
Kingdom of the Netherlands
Bonds
3.50% due 07/15/20	EUR	2,250,000	3,056,656
New South Wales Treasury Corp.
Government Guar. Bonds
6.00% due 05/01/12	AUD	1,790,000	1,736,622
Republic of Argentina
Notes
2.50% due 12/31/38(12)		1,972,637	838,371
Republic of Argentina
Senior Bonds
7.00% due 10/03/15		1,700,000	1,547,000

Republic of Argentina
Senior Bonds
8.28% due 12/31/33		2,362,796	2,102,889
Republic of Colombia
Senior Bonds
6.13% due 01/18/41		880,000	937,200
Republic of Colombia
Senior Notes
7.38% due 03/18/19		657,000	808,110
Republic of Colombia
Bonds
7.38% due 09/18/37		1,600,000	1,984,000
Republic of Colombia
Senior Bonds
8.13% due 05/21/24		250,000	325,000
Republic of El Salvador
Senior Bonds
8.25% due 04/10/32		300,000	342,000
Republic of Georgia
Bonds
7.50% due 04/15/13		1,670,000	1,720,100
Republic of Hungary
Bonds
5.50% due 02/12/14	HUF	215,000,000	928,862
Republic of Hungary
Senior Notes
6.25% due 01/29/20		270,000	262,922
Republic of Hungary
Bonds
6.75% due 02/24/17	HUF	200,000,000	843,668
Republic of Hungary
Bonds
8.00% due 02/12/15	HUF	200,000,000	918,780
Republic of Indonesia
Senior Bonds
6.63% due 02/17/37		1,970,000	2,239,890
Republic of Indonesia
Senior Bonds
8.50% due 10/12/35		810,000	1,105,650
Republic of Indonesia
Senior Notes
11.63% due 03/04/19		670,000	1,019,238
Republic of Peru
Senior Bonds
5.63% due 11/18/50		870,000	856,727
Republic of Peru
Senior Bonds
6.55% due 03/14/37		740,000	843,600
Republic of Peru
Senior Bonds
7.35% due 07/21/25		1,079,000	1,327,170
Republic of Peru
Bonds
7.84% due 08/12/20	PEN	3,878,000	1,565,857
Republic of Peru
Senior Bonds
8.75% due 11/21/33		380,000	540,550
Republic of South Africa
Senior Notes
5.88% due 05/30/22		900,000	996,750
Republic of Sri Lanka
Senior Notes
6.25% due 10/04/20		500,000	515,000
Republic of the Philippines
Senior Bonds
6.50% due 01/20/20		960,000	1,143,600
Republic of the Philippines
Senior Bonds
7.75% due 01/14/31		480,000	604,800
Republic of the Philippines
Senior Notes
9.50% due 02/02/30		905,000	1,348,450
Republic of the Philippines
Senior Bonds
10.63% due 03/16/25		795,000	1,248,150
Republic of Turkey
Senior Notes
6.75% due 05/30/40		1,570,000	1,774,100
Republic of Turkey
Senior Notes
6.88% due 03/17/36		1,790,000	2,058,500
Republic of Turkey
Bonds
7.00% due 09/26/16		465,000	543,120
Republic of Turkey
Senior Notes
7.00% due 06/05/20		1,610,000	1,903,825
Republic of Turkey
Senior Notes
7.38% due 02/05/25		2,000,000	2,430,000
Republic of Turkey
Senior Notes
7.50% due 11/07/19		1,435,000	1,754,287
Republic of Turkey
Senior Notes
8.00% due 02/14/34		467,000	607,100
Republic of Ukraine
Bonds
7.75% due 09/23/20*		2,740,000	2,657,800
Republic of Venezuela
Bonds
5.75% due 02/26/16		910,000	607,425
Republic of Venezuela
Bonds
7.65% due 04/21/25		360,000	205,200
Republic of Venezuela
Senior Bonds
8.50% due 10/08/14		1,000,000	815,000
Republic of Venezuela
Senior Bonds
9.25% due 09/15/27		5,112,000	3,463,380
Republic of Venezuela
Senior Bonds
9.25% due 05/07/28		980,000	617,400
Republic of Venezuela
Senior Bonds
9.38% due 01/13/34		2,450,000	1,561,875

Russian Federation
Senior Bonds
5.00% due 04/29/20*		1,700,000	1,694,900
Russian Federation
Senior Bonds
7.50% due 03/31/30(12)		4,819,575	5,548,777
Russian Federation
Notes
12.75% due 06/24/28		1,440,000	2,499,840
Swiss Confederation
Bonds
3.00% due 05/12/19	CHF	1,905,000	2,137,445
United Mexican States
Senior Notes
5.13% due 01/15/20		2,278,000	2,460,240
United Mexican States
Senior Notes
6.05% due 01/11/40		1,200,000	1,275,000
United Mexican States
Notes
6.75% due 09/27/34		785,000	914,525
United Mexican States
Bonds
7.25% due 12/15/16	MXN	27,600,000	2,322,826
United Mexican States
Senior Notes
7.50% due 04/08/33		740,000	928,700
United Mexican States
Notes
8.13% due 12/30/19		770,000	1,014,475
United Mexican States
Senior Bonds
8.30% due 08/15/31		860,000	1,176,050

Total Foreign Government Agencies
(cost $120,175,114)			123,500,728

MUNICIPAL BONDS & NOTES - 0.0%
Municipal Bonds - 0.0%

Texas State Transportation Commission
Bonds
Series B
5.18% due 04/01/30
(cost $65,000)		65,000	64,543

U.S. GOVERNMENT AGENCIES - 10.5%
Federal Home Loan Mtg. Corp. - 4.3%

4.50% due 02/01/20		203,123	215,604
4.50% due 08/01/20		79,975	84,890
4.50% due 03/01/23		569,177	602,977
4.50% due 01/01/39		377,501	392,370
4.50% due 06/01/40		1,353,317	1,415,082
5.00% due 09/01/18		278,922	298,978
5.00% due 07/01/20		186,257	199,417
5.00% due 05/01/34		388,282	415,614
5.00% due 02/01/35		51,070	54,218
5.00% due 07/01/35		196,876	208,889
5.00% due 11/01/35		530,599	562,975
5.00% due 03/01/38		398,024	421,191
5.00% due 03/01/39		1,210,518	1,282,727
5.00% due 08/01/39		3,319,365	3,516,377
5.00% due December TBA		1,250,000	1,321,289
5.50% due 06/01/22		312,166	338,609
5.50% due 07/01/35		165,780	178,439
5.50% due 05/01/37		372,301	399,335
5.50% due 06/01/37		14,395	15,441
5.50% due 10/01/37		2,003,411	2,148,886
5.50% due 12/01/37		254,004	272,448
5.50% due 01/01/38		331,679	356,385
5.50% due 02/01/38		374,533	401,730
6.00% due 01/01/30		17,348	19,091
6.00% due 02/01/32		49,251	54,199
6.00% due 05/01/37		12,335	13,389
6.00% due 10/01/37		209,033	226,897
6.00% due 10/01/39		1,852,599	2,009,763
6.50% due 07/01/29		2,453	2,770
6.50% due 12/01/35		565	631
6.50% due 02/01/36		81,075	90,521
6.50% due 11/01/37		283,924	314,877
7.00% due 06/01/29		12,593	14,507
Federal Home Loan Mtg. Corp. REMIC
Series 3116, Class PD
5.00% due 10/15/34		1,310,000	1,428,154
Federal Home Loan Mtg. Corp. REMIC FRS
Series 2626, Class SP
6.40% due 02/15/18		13,305,351	1,123,046

			20,401,716

Federal National Mtg. Assoc. - 5.3%

2.13% due 01/25/13		243,000	243,600
4.00% due 06/01/39		887,494	905,753
4.00% due 09/01/40		2,974,551	3,024,592
4.50% due 06/01/19		176,421	187,839
4.50% due 01/01/39		196,178	204,427
4.50% due 12/01/39		2,822,865	2,960,960
4.50% due 04/01/40		4,530,155	4,737,615
4.50% due 07/01/40		994,148	1,042,161
4.50% due 08/01/40		1,974,865	2,057,899
4.75% due 12/15/10		251,000	251,467
5.00% due 03/15/16		163,000	189,071
5.00% due 01/01/23		409,675	436,248
5.00% due 04/01/23		333,142	354,751
5.00% due 01/01/37		72,945	77,431
5.00% due 03/01/37		101,575	108,043
5.00% due 05/01/37		18,947	20,112
5.00% due 06/01/37		297,553	315,849
5.00% due 07/01/37		420,444	446,296
5.00% due 09/01/39		2,357,045	2,518,913
5.00% due 05/01/40		985,085	1,045,347
5.50% due 03/01/18		10,536	11,473
5.50% due 11/01/22		126,765	137,813
5.50% due 01/01/29		40,158	43,594
5.50% due 05/01/29		13,643	14,794
5.50% due 06/01/34		203,343	219,856
5.50% due 09/01/36		1,157,656	1,247,325
5.50% due 11/01/36		31,672	34,126
5.50% due 04/01/37		253,477	272,715
5.50% due 03/01/38		340,925	366,746
6.00% due 02/01/32		48,541	53,532
6.00% due 10/01/34		1,952	2,149
6.00% due 07/01/37		114,938	125,209
6.00% due 08/01/37		367,958	400,840

6.00% due 10/01/37	432,331	474,479
6.50% due 12/01/31	45,365	51,268
6.50% due 02/01/35	69,961	78,189
6.50% due 07/01/36	138,584	154,277
6.50% due 11/01/37	579,159	643,113
8.50% due 08/01/31	3,249	3,856

		25,463,728

Government National Mtg. Assoc. - 0.9%

5.50% due 08/15/39	1,616,112	1,758,343
6.00% due 08/15/39	2,368,424	2,627,933

		4,386,276

Total U.S. Government Agencies
(cost $48,567,516)		50,251,720

U.S. GOVERNMENT TREASURIES - 2.4%
United States Treasury Bonds - 1.0%

2.13% due 02/15/40 TIPS(13)	485,098	538,724
3.88% due 08/15/40	144,000	138,352
4.38% due 02/15/38	204,000	214,997
4.38% due 11/15/39	190,000	199,055
4.50% due 05/15/38	503,000	540,568
4.50% due 08/15/39	1,112,000	1,189,667
4.63% due 02/15/40	161,000	175,842
5.25% due 11/15/28	1,127,000	1,353,457
8.13% due 08/15/19	117,000	169,138

		4,519,800

United States Treasury Notes - 1.4%

1.25% due 09/30/15	209,000	207,514
2.38% due 02/28/15	104,000	109,102
2.63% due 02/29/16	1,000,000	1,053,672
2.75% due 02/28/13	105,000	110,250
2.75% due 02/15/19	860,000	880,626
3.00% due 02/28/17	1,056,000	1,123,980
3.25% due 05/31/16	1,100,000	1,194,102
3.38% due 07/31/13	449,000	482,219
3.38% due 11/15/19	246,000	261,299
3.50% due 02/15/18	234,000	254,749
3.50% due 05/15/20	274,000	292,495
3.63% due 08/15/19	52,000	56,432
3.88% due 05/15/18	57,000	63,488
4.50% due 11/15/15	536,000	615,060
4.63% due 11/15/16	130,000	151,064

		6,856,052

Total U.S. Government Treasuries
(cost $11,161,023)		11,375,852

COMMON STOCK - 0.1%
Banks-Commercial - 0.1%

Lloyds Banking Group PLC†(19)	219,033	206,286

Food-Misc. - 0.0%

Wornick Co.†(2)(4)(5)	1,722	111,672

Gambling (Non-Hotel) - 0.0%

Shreveport Gaming Holdings, Inc.†(2)(4)(5)	1,280	17,331

Gas-Distribution - 0.0%

MXEnergy Holdings, Inc.†(2)(5)	52,368	33,935

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(2)(4)(5)	5,372	1,343

Multimedia - 0.0%

Haights Cross Communication, Inc.†(2)(4)(5)	5,965	15,777

Retail-Music Store - 0.0%

MTS, Inc.†(2)(4)(5)	3,863	0

Total Common Stock
(cost $437,995)		386,344

PREFERRED STOCK - 0.9%
Banks-Commercial - 0.1%

CoBank ACB
11.00%*	5,396	293,745

Banks-Super Regional - 0.1%

US Bancorp FRS
7.19%	373	285,345
Wachovia Capital Trust IX
6.38%	4,350	108,010

		393,355

Diversified Banking Institutions - 0.6%

Ally Financial, Inc.
7.00%*	1,989	1,775,804
HSBC Holdings PLC
8.00%	7,200	193,968
The Goldman Sachs Group, Inc.
6.13%	39,600	953,172

		2,922,944

Diversified Financial Services - 0.0%

General Electric Capital Corp.
5.50%(9)	6,436	163,153

Finance-Investment Banker/Broker - 0.1%

JPMorgan Chase Capital XXIX
6.70%	13,680	351,576

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS
0.00%†	5,100	2,754

Special Purpose Entity - 0.0%

Structured Repackaged Asset-Backed Trust Securities FRS
3.00%	9,200	202,400

Total Preferred Stock
(cost $4,256,442)		4,329,927

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc.
Expires 12/15/10
(Strike price $4.31)†(2)(5)	6,905	0

Publishing-Periodicals - 0.0%

Reader’s Digest Association, Inc.
Expires 02/19/14†(2)(5)	3,043	0

Television - 0.0%

Ion Media Networks, Inc.†(2)(5)	157	7,850

Total Warrants
(cost $22,141)		7,850

Total Long-Term Investment Securities
(cost $444,821,861)		454,437,078

REPURCHASE AGREEMENT - 3.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $14,223,004 and collateralized by $13,635,000 of United States Treasury Notes, bearing interest at 3.13%, due 04/30/17 and having an approximate value of $14,654,898

(cost $14,223,000)	14,223,000	14,223,000

TOTAL INVESTMENTS
(cost $459,044,861)(10)	98.0%	468,660,078
Other assets less liabilities	2.0	9,681,152

NET ASSETS	100.0%	$478,341,230

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $95,529,914 representing 20.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Collateralized Mortgage Obligation
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$1,343	$0.25	0.00%

Haights Cross Communication, Inc. Common Stock	03/26/10	2,983	23,474
	03/26/10	1,491	11,737
	03/26/10	1,491	11,737

		5,965	46,948	15,777	2.65	0.00

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/05	$125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000
	02/15/09	5,000	5,000

		140,000	140,000	133,000	95.00	0.03

MTS, Inc. Escrow Notes 10.00% due 03/15/09	03/16/04	12,337	44,410
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	45,634	153	1.00	0.00

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	257	5,885
	07/29/05	1,023	23,552

		1,280	29,437	17,331	13.54	0.01

Wornick Co. Common Stock	08/08/08	1,722	225,265	111,672	64.85	0.02

				$279,276		0.06%

(5)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $2,089,403 representing 0.4% of net assets.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	See Note 5 for cost of investments on a tax basis.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(13)	Principal amount of security is adjusted for inflation.
(14)	Bond is in default and did not pay principal at maturity.
(15)	Bond in default
(16)	Company has filed Chapter 11 bankruptcy protection.
(17)	Company has filed Chapter 7 bankruptcy protection.
(18)	Company has filed bankruptcy in country of issuance.
(19)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $206,286 representing 0.1% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

REMIC - Real Estate Mortgage Investment Conduit
TIPS - Treasury Inflation Protected Securities
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.
The actual principal and maturity date will be determined upon settlement date.

The rates shown on FRS and VRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

Currency Legend

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro Dollar
HUF - Hungarian Forint
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note1):

	Level 1 -Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$22,622,364		$968,516	$23,590,880
Convertible Bonds & Notes	—	—		133,000	133,000
U.S. Corporate Bonds & Notes	—	200,437,112		4,684,575	205,121,687
Foreign Corporate Bonds & Notes	—	35,674,547		0	35,674,547
Foreign Government Agencies	—	123,500,728		—	123,500,728
Municipal Bonds & Notes	—	64,543		—	64,543
U.S. Government Agencies	—	50,251,720		—	50,251,720
U.S. Government Treasuries	—	11,375,852		—	11,375,852
Common Stock	—	206,286	#	180,058	386,344
Preferred Stock	4,036,182	293,745		—	4,329,927
Warrants	—	—		7,850	7,850
Repurchase Agreement	—	14,223,000		—	14,223,000

Total	$4,036,182	$458,649,897		$5,973,999	$468,660,078

The following is a reconciliation of Level 3 assets which were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 8/31/2010	$—	$121,800	$3,766,446	$33,000	$302,460	$0
Accrued discounts/premiums	—	—	12,164	—	—	—
Realized gain(loss)	—	—	148,881	38,000	(28,113)	—
Change in unrealized appreciation(depreciation)(1)	9,688	11,200	(98,399)	(33,000)	(12,589)	7,850
Net purchases(sales)	958,828	—	(1,609,383)	(38,000)	(81,700)	0
Transfers in and/or out of Level 3(2)	—	—	2,464,866	—	—	—

Balance as of 11/30/2010	$968,516	$133,000	$4,684,575	$0	$180,058	$7,850

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at November 30, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$9,688	$11,200	$(29,607)	$—	$(9,529)	$7,850

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of November 30, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2 — Derivative Instruments

The following tables present the value of derivatives held as of November 30, 2010, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of November 30, 2010, please refer to the Portfolio of Investments.

	Small Cap Value Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Futures contracts (variation margin)(2)(3)	$—	$20,995

(1)	The Fund’s derivative contracts held during the period ended November 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for equity futures contracts was $7,177.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $94,657 as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Futures contracts (variation margin)(2)(3)	$	$59,744

(1)	The Fund’s derivative contracts held during the period ended November 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for equity futures contracts was $7,483.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($333,961) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the period ended November 30, 2010, none of Funds used forward foreign currency contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of November 30, 2010, none of the Funds had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. During the period ended November 30, 2010, Small Cap Value Fund and Socially Responsible Fund used futures contracts to increase exposure to equity markets. As of November 30, 2010, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Structured Securities. Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of November 30, 2010, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to counterparty risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Note 3 — Repurchase Agreements

As of November 30, 2010, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	4.83%	$12,974,000
Socially Responsible	2.25%	6,032,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated November 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $268,396,000, a repurchase price of $268,396,075, and maturity date of December 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Note	1.38%	05/15/13	$274,000,000	$279,425,200

As of November 30, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	9.73%	$9,729,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated November 30, 2010, bearing interest at a rate of 0.21% per annum, with a principal amount of $100,000,000, a repurchase price of 100,001,583 and maturity date of December 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	01/15/14	$79,609,800	$102,000,056

Note 4 — Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended November 30, 2010, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Market Value at 08/31/10	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/10
Aggressive Growth Lifestyle	Various VC II Funds*	$122,557,707	$14,393,645	$9,164,697	$816,698	$13,178,946	$141,782,299
Conservative Growth Lifestyle	Various VC II Funds*	82,443,160	17,080,818	7,799,451	845,793	4,796,980	97,367,300
Moderate Growth Lifestyle	Various VC II Funds*	192,742,951	24,555,224	12,771,476	1,279,712	16,820,084	222,626,495

*See Schedule of Investments for details.

Note 5 — Federal Income Taxes

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2010

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$144,003,646	$24,543,607	$(26,764,954)	$(2,221,347)
Capital Appreciation	38,612,259	7,010,764	(1,465,724)	5,545,040
Conservative Growth Lifestyle	88,343,160	12,101,267	(3,077,127)	9,024,140
Core Bond	296,903,367	9,139,592	(3,303,629)	5,835,963
High Yield Bond	255,893,799	18,288,643	(13,763,509)	4,525,134
International Small Cap Equity	522,478,059	85,439,942	(26,862,740)	58,577,202
Large Cap Value	149,752,771	14,637,588	(9,088,496)	5,549,092
Mid Cap Growth	133,915,964	36,347,182	(3,083,251)	33,263,931
Mid Cap Value	484,225,067	89,702,336	(17,862,999)	71,839,337
Moderate Growth Lifestyle	201,843,828	37,108,185	(16,325,518)	20,782,667
Money Market II	192,947,641	—	—	—
Small Cap Growth	64,873,935	13,537,681	(3,972,689)	9,564,992
Small Cap Value	395,895,804	61,394,188	(22,447,825)	38,946,363
Socially Responsible	695,660,894	87,990,081	(53,700,145)	34,289,936
Strategic Bond	460,834,452	19,250,078	(11,424,452)	7,825,626

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 28, 2011

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 28, 2011